UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 1.8%
Continental AG (A)	218	$42,194
Delphi Automotive plc	682	45,933

		88,127

Automobile Manufacturers – 0.7%
Suzuki Motor Corp. (A)	969	34,099

Cable & Satellite – 1.3%
Comcast Corp., Class A	923	63,761

Footwear – 0.5%
NIKE, Inc., Class B	474	24,083

Home Improvement Retail – 1.1%
Home Depot, Inc. (The)	411	55,053

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc. (B)	69	51,771

Leisure Products – 1.8%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	640	5,864
Media Group Holdings LLC, Series I (B)(C)(D)(E)	381	37,618
Media Group Holdings LLC, Series T (B)(C)(D)(E)	80	46,127

		89,609

Movies & Entertainment – 0.3%
Delta Topco Ltd. (B)(C)	718,555	15,895

Restaurants – 1.0%
Chipotle Mexican Grill, Inc., Class A (B)	134	50,636

Tires & Rubber – 0.5%
Bridgestone Corp. (A)	765	27,583

Total Consumer Discretionary – 10.0%		500,617

Consumer Staples
Brewers – 1.0%
InBev N.V. (A)	494	52,255

Packaged Foods & Meats – 3.2%
Kraft Foods Group, Inc.	1,239	108,181
Mondelez International, Inc., Class A	1,217	53,954

		162,135

Soft Drinks – 1.4%
Coca-Cola Co. (The) (F)	1,747	72,410

Tobacco – 1.5%
ITC Ltd. (A)	4,112	14,642
Philip Morris International, Inc.	633	57,867

		72,509

Total Consumer Staples – 7.1%		359,309

Energy
Oil & Gas Equipment & Services – 3.4%
Halliburton Co.	1,896	102,552
Schlumberger Ltd.	799	67,101

		169,653

Oil & Gas Exploration & Production – 4.1%
Cabot Oil & Gas Corp.	1,069	24,980
EOG Resources, Inc.	764	77,205
Noble Energy, Inc.	1,754	66,757
Pioneer Natural Resources Co.	224	40,310

		209,252

Oil & Gas Refining & Marketing – 1.0%
Phillips 66	583	50,404

Total Energy – 8.5%		429,309

Financials
Diversified Banks – 2.4%
Axis Bank Ltd. (A)	4,868	32,272
Banca Intesa S.p.A. (A)	15,971	40,784
Wells Fargo & Co.	893	49,208

		122,264

Life & Health Insurance – 2.3%
AIA Group Ltd. (A)	11,987	67,628
MetLife, Inc.	872	46,992

		114,620

Multi-Line Insurance – 1.0%
Axa S.A. (A)	2,104	53,122

Other Diversified Financial Services – 4.1%
Citigroup, Inc.	1,587	94,328
JPMorgan Chase & Co.	1,298	112,042

		206,370

Property & Casualty Insurance – 0.7%
Berkshire Hathaway, Inc., Class B (B)	204	33,232

Regional Banks – 1.0%
PNC Financial Services Group, Inc. (The)	440	51,421

Total Financials – 11.5%		581,029

Health Care
Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc. (B)	352	43,064
Shire Pharmaceuticals Group plc ADR	386	65,712

		108,776

Health Care Equipment – 0.9%
Medtronic plc	613	43,696

Health Care Facilities – 0.7%
HCA Holdings, Inc. (B)	492	36,409

Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	694	40,540
Pfizer, Inc.	2,303	74,811

		115,351

Total Health Care – 6.1%		304,232

Industrials
Aerospace & Defense – 1.4%
Lockheed Martin Corp.	273	68,259

Construction & Engineering – 0.6%
Larsen & Toubro Ltd. (A)	1,599	31,788

Construction Machinery & Heavy Trucks – 1.0%
PACCAR, Inc.	799	51,069

Industrial Conglomerates – 1.3%
General Electric Co.	2,017	63,737

Industrial Machinery – 0.2%
Parker Hannifin Corp.	58	8,148

Railroads – 0.7%
Union Pacific Corp.	363	37,636

Total Industrials – 5.2%		260,637

Information Technology
Application Software – 2.3%
Adobe Systems, Inc. (B)	634	65,298
Intuit, Inc.	428	48,996

		114,294

Data Processing & Outsourced Services – 1.5%
FleetCor Technologies, Inc. (B)	189	26,728
Visa, Inc., Class A	658	51,329

		78,057

Electronic Equipment & Instruments – 0.3%
Keyence Corp. (A)	21	14,479

Internet Software & Services – 3.1%
Alibaba Group Holding Ltd. ADR (B)	513	45,060
Alphabet, Inc., Class A (B)	76	60,226
Facebook, Inc., Class A (B)	97	11,155
MercadoLibre, Inc.	263	41,081

		157,522

Semiconductor Equipment – 0.3%
ASML Holding N.V., Ordinary Shares (A)	116	13,075

Semiconductors – 0.9%
QUALCOMM, Inc.	711	46,338

Systems Software – 1.8%
Microsoft Corp.	1,464	90,983

Total Information Technology – 10.2%		514,748

Materials
Diversified Chemicals – 0.3%
PPG Industries, Inc.	127	12,035

Diversified Metals & Mining – 1.2%
BHP Billiton plc (A)	1,403	22,598
Rio Tinto plc (A)	958	37,308

		59,906

Paper Packaging – 0.6%
International Paper Co.	586	31,114

Total Materials – 2.1%		103,055

Telecommunication Services
Integrated Telecommunication Services – 0.8%
Nippon Telegraph and Telephone Corp. (A)	949	39,876

Total Telecommunication Services – 0.8%		39,876

TOTAL COMMON STOCKS – 61.5%		$3,092,812
(Cost: $3,750,949)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Movies & Entertainment – 14.5%
Delta Topco Ltd.,
10.000%, 11–24–60 (C)(G)	$729,133	729,133

Total Consumer Discretionary – 14.5%		729,133

Financials
Diversified Banks – 0.4%
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	14,766	13,991
8.625%, 12–29–49	6,547	6,678

		20,669

Total Financials – 0.4%		20,669

TOTAL CORPORATE DEBT SECURITIES – 14.9%		$749,802
(Cost: $756,027)

OTHER GOVERNMENT SECURITIES (H)
Brazil – 1.3%
Brazil Notas do Tesouro Nacional,
10.000%, 1–1–21 (I)	BRL231,059	68,368

Mexico – 5.3%
Mexican Bonos:
8.000%, 6–11–20 (I)	MXN1,804,707	89,596
6.500%, 6–10–21 (I)	1,281,900	60,301
10.000%, 12–5–24 (I)	1,054,607	58,873
5.750%, 3–5–26 (I)	1,333,419	57,074

		265,844

TOTAL OTHER GOVERNMENT SECURITIES – 6.6%		$334,212
(Cost: $388,906)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO: 5.000%, 5–15–18 (J)	$78	2
5.500%, 3–15–23 (J)	138	9
5.500%, 10–15–25 (J)	377	50
5.500%, 1–15–33 (J)	174	34
5.500%, 5–15–33 (J)	307	63
6.000%, 11–15–35 (J)	315	74

Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	275	33
5.500%, 8–25–33 (J)	599	112
5.500%, 12–25–33 (J)	52	—	*
5.500%, 4–25–34 (J)	587	123
5.500%, 8–25–35 (J)	695	118
5.500%, 11–25–36 (J)	1,031	207
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (J)	1,470	365
5.500%, 7–20–35 (J)	406	97

		1,287

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,287
(Cost: $1,352)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.6%
U.S. Treasury Notes:
0.125%, 4–15–21	36,502	36,708
0.625%, 1–15–26	74,919	75,565
0.125%, 7–15–26	15,127	14,625
1.000%, 2–15–46	55,090	55,303

		182,201

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.6%		$182,201
(Cost: $187,258)

BULLION – 6.4%	Troy Ounces
Gold	280	321,999

(Cost: $331,021)

SHORT-TERM SECURITIES	Principal
Commercial Paper (K) – 4.0%
Campbell Soup Co.,
0.890%, 1–17–17	$5,000	4,998
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.891%, 1–9–17	5,000	4,999
CVS Health Corp.:
0.940%, 1–23–17	25,000	24,985
1.010%, 2–7–17	5,000	4,995
J.M. Smucker Co. (The),
0.850%, 1–3–17	15,174	15,173
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.620%, 1–5–17	10,000	9,999
Kroger Co. (The),
0.880%, 1–3–17	7,156	7,155
McDonalds Corp.,
0.891%, 1–9–17	10,000	9,998
Medtronic Global Holdings SCA:
0.811%, 1–9–17	25,000	24,995
0.850%, 1–17–17	5,000	4,998
NBCUniversal Enterprise, Inc.:
0.861%, 1–5–17	10,000	9,999
0.880%, 1–10–17	20,000	19,995
Northern Illinois Gas Co.:
0.801%, 1–4–17	15,000	14,998
0.900%, 1–18–17	5,000	4,998
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.710%, 1–31–17	5,000	4,997
Sysco Corp.,
1.100%, 1–4–17	12,000	11,999
Wisconsin Electric Power Co.:
0.870%, 1–5–17	15,000	14,998
0.850%, 1–9–17	10,000	9,998

		204,277

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (L)	2,881	2,881

Municipal Obligations – 2.0%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.710%, 1–7–17 (L)	11,500	11,500
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.750%, 1–7–17 (L)	2,605	2,605

IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.740%, 1–7–17 (L)	855	855
Long Island Power Auth, Elec Sys Gen Rev Commercial Paper Notes, Ser 2015GR-2A (GTD by Bank of Montreal),
0.970%, 1–31–17	19,000	19,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008A (GTD by U.S. Bank N.A.),
0.750%, 1–7–17 (L)	12,000	12,000
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal),
0.720%, 1–7–17 (L)	10,000	10,000
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2010A (GTD by FHLMC),
0.680%, 1–7–17 (L)	25,000	25,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.690%, 1–7–17 (L)	2,000	2,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.770%, 1–7–17 (L)	9,145	9,145
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.730%, 1–1–17 (L)	6,830	6,830

		98,935

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.720%, 1–7–17 (L)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 6.2%		$311,093
(Cost: $311,095)

TOTAL INVESTMENT SECURITIES – 99.2%		$4,993,406
(Cost: $5,726,608)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		39,331

NET ASSETS – 100.0%		$5,032,737

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At December 31, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	718,555	$339,125	$15,895
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	448,211	5,864
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	381	125,240	37,618
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	172,543	46,127

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$729,133	735,341	729,133
			$1,820,460	$834,637

The total value of these securities represented 16.6% of net assets at December 31, 2016.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	All or a portion of securities with an aggregate value of $170 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(G)	Payment-in-kind bonds.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real and MXN – Mexican Peso).

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at December 31, 2016.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	25,071	U.S. Dollar	31,133	1-25-17	State Street Global Markets	$217	$—
Euro	97,199	U.S. Dollar	103,087	1-25-17	State Street Global Markets	652	—
						$869	$—

The following total return swap agreements were outstanding at December 31, 2016:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
Morgan Stanley International	849,851	Euro STOXX Bank Index	12/08/2017	$104,833	3M Euribor plus 40 bps	$431

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. The Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$395,113	$—	$105,504
Consumer Staples	359,309	—	—
Energy	429,309	—	—
Financials	581,029	—	—
Health Care	304,232	—	—
Industrials	260,637	—	—
Information Technology	514,748	—	—
Materials	103,055	—	—
Telecommunication Services	39,876	—	—
Total Common Stocks	$2,987,308	$—	$105,504
Corporate Debt Securities	—	20,669	729,133
Other Government Securities	—	334,212	—
United States Government Agency Obligations	—	1,287	—
United States Government Obligations	—	182,201	—
Bullion	321,999	—	—
Short-Term Securities	—	311,093	—
Total	$3,309,307	$849,462	$834,637
Forward Foreign Currency Contracts	$—	$869	$—
Total Return Swaps	$—	$431	$—

During the period ended December 31, 2016, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 4-1-16	$351,937	$729,133
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(161,772)	—	*
Purchases	—	—
Sales	(84,661)	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 12-31-16	$105,504	$729,133
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-16	$(161,772)	$—	*

Information about Level 3 fair value measurements:

	Fair Value at 12-31-16	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$46,127	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	15.56%
			Illiquidity discount	10%
	37,618	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	14.41%
			Illiquidity discount	10%
			Methodology Weighting	67%
		Transaction	Price	$344
			Illiquidity discount	2.5% to 10%
			Methodology Weighting	33%
	15,895	Transaction	Price	$0.06
			Illiquidity discount	1 to 7%
	5,864	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	40%
			Illiquidity discount	10%
			Methodology Weighting	52%
		Discounted book value	Discount Factor	100%
			Methodology Weighting	48%
Corporate Debt Securities	729,133	Transaction	Price	100
			Illiquidity discount	1 to 7%

Significant increases (decreases) in long-term growth rate inputs could result in a higher (lower) fair value measurement.

However, significant increases (decreases) in weighted average cost of capital, discount factors, or illiquidity discount inputs could result in a lower (higher) fair value measurement.

During the period ended December 31, 2016, securities totaling $151,166 changed valuation techniques from discounted cash flows model to a blended methodology of discounted cash flows model and a transaction approach. The change in valuation techniques is primarily due to the blended methodology more closely reflecting current market participant assumptions.

During the period ended December 31, 2016, securities totaling $759,804 changed valuation techniques from discounted cash flows model to a transaction approach. The change in valuation techniques is primarily due to the discounted cash flows model no longer reflecting current market participant assumptions.

During the period ended December 31, 2016, securities totaling $60,093 changed valuation techniques from discounted cash flows model to a blended methodology of discounted cash flows model and discounted book value. The change in valuation techniques is primarily due to the blended methodology more closely reflecting current market participant assumptions.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2016 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$5,032,737	$322,468	6.40%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	5,032,737	90,314	1.79

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,726,608

Gross unrealized appreciation	426,708
Gross unrealized depreciation	(1,159,910)

Net unrealized depreciation	$(733,202)

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 1.5%
Johnson Controls, Inc.	861	$35,469

Cable & Satellite – 1.7%
Comcast Corp., Class A	582	40,184

Casinos & Gaming – 1.0%
Las Vegas Sands, Inc.	458	24,457

General Merchandise Stores – 1.3%
Dollar General Corp.	161	11,925
Target Corp.	280	20,246

		32,171

Hotels, Resorts & Cruise Lines – 2.1%
Carnival Corp.	999	52,024

Movies & Entertainment – 1.2%
Twenty-First Century Fox, Inc.	1,031	28,081

Restaurants – 0.8%
YUM! Brands, Inc.	312	19,727

Total Consumer Discretionary – 9.6%		232,113

Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	240	25,258

Drug Retail – 1.3%
CVS Caremark Corp.	407	32,132

Packaged Foods & Meats – 3.7%
J.M. Smucker Co. (The)	254	32,540
Kraft Foods Group, Inc.	265	23,096
Mead Johnson Nutrition Co.	473	33,484

		89,120

Soft Drinks – 1.2%
Coca-Cola Co. (The)	669	27,727

Total Consumer Staples – 7.2%		174,237

Energy
Integrated Oil & Gas – 0.9%
Chevron Corp.	184	21,627

Oil & Gas Equipment & Services – 1.2%
Schlumberger Ltd.	340	28,581

Oil & Gas Exploration & Production – 2.5%
Newfield Exploration Co. (A)	718	29,089
Noble Energy, Inc.	818	31,147

		60,236

Oil & Gas Refining & Marketing – 0.5%
Phillips 66	152	13,113

Total Energy – 5.1%		123,557

Financials
Asset Management & Custody Banks – 0.6%
Northern Trust Corp.	159	14,141

Financial Exchanges & Data – 1.5%
Intercontinental Exchange, Inc.	630	35,570

Investment Banking & Brokerage – 0.6%
Goldman Sachs Group, Inc. (The)	60	14,271

Life & Health Insurance – 0.5%
MetLife, Inc.	220	11,878

Other Diversified Financial Services – 2.0%
JPMorgan Chase & Co.	564	48,676

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	319	37,351

Total Financials – 6.7%		161,887

Health Care
Biotechnology – 2.8%
Biogen, Inc. (A)	84	23,736
Shire Pharmaceuticals Group plc ADR	251	42,840

		66,576

Health Care Equipment – 1.3%
Medtronic plc	442	31,448

Health Care Services – 1.0%
Laboratory Corp. of America Holdings (A)	188	24,123

Managed Health Care – 2.1%
Anthem, Inc.	146	21,012
UnitedHealth Group, Inc.	178	28,551

		49,563

Pharmaceuticals – 3.8%
Allergan plc (A)	129	27,049
Johnson & Johnson	352	40,514
Teva Pharmaceutical Industries Ltd. ADR	675	24,463

		92,026

Total Health Care – 11.0%		263,736

Industrials
Construction Machinery & Heavy Trucks – 0.9%
Allison Transmission Holdings, Inc.	388	13,083
PACCAR, Inc.	118	7,534

		20,617

Railroads – 1.2%
Union Pacific Corp.	274	28,439

Trucking – 0.8%
Knight Transportation, Inc.	591	19,546

Total Industrials – 2.9%		68,602

Information Technology
Application Software – 1.4%
Autodesk, Inc. (A)	450	33,268

Communications Equipment – 0.5%
Harris Corp.	113	11,528

Data Processing & Outsourced Services – 0.8%
FleetCor Technologies, Inc. (A)	147	20,867

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A (A)	503	28,163

Semiconductor Equipment – 1.8%
Applied Materials, Inc.	1,320	42,582

Systems Software – 1.2%
Symantec Corp.	1,242	29,670

Technology Hardware, Storage & Peripherals – 1.9%
Apple, Inc.	392	45,452

Total Information Technology – 8.8%		211,530

Materials
Commodity Chemicals – 0.8%
Valvoline, Inc.	904	19,444

Diversified Chemicals – 1.4%
PPG Industries, Inc.	345	32,649

Specialty Chemicals – 0.5%
LyondellBasell Industries N.V., Class A	154	13,240

Total Materials – 2.7%		65,333

Real Estate
Specialized REITs – 1.4%
Crown Castle International Corp.	375	32,556

Total Real Estate – 1.4%		32,556

TOTAL COMMON STOCKS – 55.4%		$1,333,551
(Cost: $1,152,141)

PREFERRED STOCKS
Energy
Integrated Oil & Gas – 1.0%
Hess Corp., Convertible, 8.000%	341	25,088

Total Energy – 1.0%		25,088

Financials
Diversified Banks – 0.1%
First Republic Bank, Series G, 5.500%	120	2,732

Other Diversified Financial Services – 0.4%
Citigroup, Inc., 6.300%	366	9,275

Total Financials – 0.5%		12,007

Health Care
Managed Health Care – 0.7%
Anthem, Inc., 5.250%	343	16,108

Pharmaceuticals – 2.5%
Allergan plc, Convertible Series A, 5.500%	43	32,632

Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	44	28,380

		61,012

Total Health Care – 3.2%		77,120

Industrials
Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	282	17,842

Total Industrials – 0.7%		17,842

Materials
Commodity Chemicals – 0.7%
A. Schulman, Inc., Convertible, 6.000%	19	16,503

Total Materials – 0.7%		16,503

Telecommunication Services
Integrated Telecommunication Services – 0.5%
Frontier Communications Corp., Convertible Series A, 11.125%	152	10,823

Total Telecommunication Services – 0.5%		10,823

TOTAL PREFERRED STOCKS – 6.6%		$159,383
(Cost: $185,224)

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc.,
3.250%, 6–15–26	$12,500	11,788

Automobile Manufacturers – 0.3%
General Motors Co.,
6.600%, 4–1–36	5,809	6,630

Automotive Retail – 0.1%
AutoZone, Inc.,
3.125%, 4–21–26	3,000	2,883

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	900	896

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3–1–26	4,712	4,643
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	900	841
Viacom, Inc.,
2.750%, 12–15–19	3,000	2,994

		8,478

General Merchandise Stores – 0.0%
Dollar General Corp.,
1.875%, 4–15–18	1,000	1,001

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,496

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	500	493

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	5,400	5,629

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	2,100	2,037

Total Consumer Discretionary – 1.7%		41,331

Consumer Staples
Brewers – 0.2%
Molson Coors Brewing Co.,
3.000%, 7–15–26	1,500	1,416
SABMiller Holdings, Inc.,
2.200%, 8–1–18	2,700	2,718

		4,134

Distillers & Vintners – 0.0%
Beam, Inc.,
1.750%, 6–15–18	1,000	997

Food Distributors – 0.1%
Campbell Soup Co.,
2.500%, 8–2–22	2,400	2,369

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	500	494

Packaged Foods & Meats – 0.1%
Mead Johnson Nutrition Co.,
3.000%, 11–15–20	2,100	2,125

Personal Products – 0.0%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,180

Soft Drinks – 0.4%
Coca-Cola Co. (The),
2.250%, 9–1–26	10,000	9,403

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	4,000	4,019

Total Consumer Staples – 1.0%		24,721

Energy
Integrated Oil & Gas – 0.6%
Chevron Corp.,
2.954%, 5–16–26	6,000	5,894
Hess Corp.,
4.300%, 4–1–27	8,700	8,647

		14,541

Oil & Gas Equipment & Services – 0.2%
Schlumberger Holding Corp.,
2.350%, 12–21–18 (B)	6,000	6,048

Oil & Gas Exploration & Production – 0.8%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	4,250	4,281
2.315%, 2–13–20	3,000	2,998
Concho Resources, Inc.,
4.375%, 1–15–25	6,500	6,487
Occidental Petroleum Corp.,
2.600%, 4–15–22	3,000	2,989
ONEOK Partners L.P.,
3.200%, 9–15–18	2,750	2,810

		19,565

Oil & Gas Storage & Transportation – 1.7%
Buckeye Partners L.P.,
2.650%, 11–15–18	6,300	6,340
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	5,000	4,852
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	10,951	7,768
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	3,250	3,266
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	3,500	3,611
Southern Natural Gas Co.,
5.900%, 4–1–17 (B)	8,700	8,791
Williams Partners L.P.,
3.600%, 3–15–22	5,500	5,524

		40,152

Total Energy – 3.3%		80,306

Financials
Asset Management & Custody Banks – 0.7%
Ares Capital Corp.:
4.875%, 11–30–18	6,500	6,736
3.875%, 1–15–20	10,000	10,133

		16,869

Consumer Finance – 0.9%
American Express Co.,
4.900%, 12–29–49	5,800	5,503
Capital One Bank USA N.A.:
2.150%, 11–21–18	3,150	3,157
2.250%, 2–13–19	4,000	4,017
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.700%, 5–9–23	1,500	1,474
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,550	1,568
Total System Services, Inc.,
2.375%, 6–1–18	5,538	5,560

		21,279

Diversified Banks – 6.2%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	6,200	6,249
Australia & New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (B)	9,000	9,102
Bank of America Corp.:
2.000%, 1–11–18	2,500	2,506
8.000%, 7–29–49	12,000	12,330
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	6,000	6,023
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,500	2,493
2.050%, 10–30–18	5,000	5,019
Barclays plc,
5.200%, 5–12–26	6,000	6,099
BNP Paribas S.A.,
2.450%, 3–17–19	4,500	4,534
Commonwealth Bank of Australia,
2.250%, 3–13–19	4,750	4,766
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	8,750	8,796

HSBC Holdings plc,
3.400%, 3–8–21	7,500	7,620
ING Bank N.V.,
2.500%, 10–1–19 (B)	5,400	5,432
KeyBank N.A.,
2.500%, 12–15–19	4,000	4,040
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	5,200	5,233
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	5,800	5,380
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	4,000	4,010
Societe Generale S.A.:
4.250%, 4–14–25 (B)	2,750	2,664
5.922%, 4–29–49 (B)	11,000	10,906
Standard Chartered plc,
2.250%, 4–17–20 (B)	10,700	10,478
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	4,000	3,989
U.S. Bancorp,
3.100%, 4–27–26	3,600	3,500
Wells Fargo & Co.,
7.980%, 3–29–49	11,500	12,018
Westpac Banking Corp.,
2.250%, 7–30–18	5,000	5,031

		148,218

Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc.,
2.500%, 10–15–18	1,700	1,722

Investment Banking & Brokerage – 1.2%
BGC Partners, Inc.,
5.375%, 12–9–19	6,500	6,774
Charles Schwab Corp. (The),
2.200%, 7–25–18	1,000	1,007
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	4,000	3,963
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,350	1,368
2.625%, 1–31–19	4,000	4,042
2.600%, 4–23–20	3,400	3,401
Morgan Stanley:
2.125%, 4–25–18	2,500	2,510
2.650%, 1–27–20	5,900	5,924

		28,989

Life & Health Insurance – 0.6%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	2,600	2,608
Citizens Financial Group, Inc.,
3.750%, 7–1–24	10,000	9,668
Prudential Financial, Inc.,
8.875%, 6–15–38	1,600	1,728

		14,004

Multi-Line Insurance – 0.6%
American International Group, Inc.,
2.300%, 7–16–19	2,750	2,762
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	6,000	5,993
Loews Corp.,
3.750%, 4–1–26	5,981	6,071

		14,826

Other Diversified Financial Services – 2.1%
Citigroup, Inc.:
5.800%, 11–29–49	9,200	9,280
5.950%, 12–29–49	9,250	9,191
Fidelity National Financial, Inc.,
6.600%, 5–15–17	900	915
Fidelity National Information Services, Inc.:
2.000%, 4–15–18	1,250	1,254
2.850%, 10–15–18	1,300	1,322
Fifth Street Finance Corp.,
4.875%, 3–1–19	6,700	6,760
JPMorgan Chase & Co.:
7.900%, 4–29–49	6,000	6,213
5.000%, 12–29–49	6,000	5,985
PennantPark Investment Corp.,
4.500%, 10–1–19	8,100	8,128
Total Capital,
2.125%, 8–10–18	1,500	1,511

		50,559

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp.,
2.200%, 3–15–21	3,000	2,991
Hanover Insurance Group, Inc. (The),
4.500%, 4–15–26	4,200	4,215

		7,206

Regional Banks – 0.7%
PNC Bank N.A.:
2.200%, 1–28–19	4,000	4,020
3.250%, 6–1–25	4,800	4,785
SunTrust Banks, Inc.:
2.350%, 11–1–18	3,700	3,732
5.625%, 12–29–49	4,800	4,914

		17,451

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (B)	8,100	8,583

Total Financials – 13.7%		329,706

Health Care
Biotechnology – 0.4%
Amgen, Inc.:
2.200%, 5–22–19	3,500	3,526
2.125%, 5–1–20	6,000	5,941

		9,467

Health Care Equipment – 0.2%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	3,000	2,999

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (B)	9,000	9,585

Health Care Services – 0.4%
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	1,450	1,462
Quest Diagnostics, Inc.:
2.500%, 3–30–20	2,750	2,747
3.450%, 6–1–26	5,937	5,847

		10,056

Health Care Supplies – 0.6%
Cardinal Health, Inc.,
2.400%, 11–15–19	3,900	3,927
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	11,600	11,012

		14,939

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	2,600	2,606
UnitedHealth Group, Inc.,
2.700%, 7–15–20	1,700	1,724
WellPoint, Inc.,
1.875%, 1–15–18	7,200	7,203

		11,533

Pharmaceuticals – 0.6%
AbbVie, Inc.,
3.200%, 5–14–26	4,200	3,990
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	9,500	10,262
Mylan, Inc.,
2.550%, 3–28–19	700	698

		14,950

Total Health Care – 3.1%		73,529

Industrials
Aerospace & Defense – 0.8%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20 (B)	4,150	4,153
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (B)	10,000	10,387
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.000%, 7–15–22	3,500	3,640

		18,180

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11–5–20	4,300	4,308

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	873	862

Total Industrials – 1.0%		23,350

Information Technology
Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	2,900	2,912

Electronic Equipment & Instruments – 0.2%
FLIR Systems, Inc.,
3.125%, 6–15–21	3,600	3,607

Semiconductors – 1.6%
Micron Technology, Inc.,
5.500%, 2–1–25	8,081	8,041
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	31,500	31,283

		39,324

Systems Software – 0.2%
Oracle Corp.,
2.250%, 10–8–19	5,300	5,362

Total Information Technology – 2.1%		51,205

Materials
Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	16,330	15,350

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4–15–21 (B)	2,200	2,239

Specialty Chemicals – 0.1%
RPM International, Inc.,
3.450%, 11–15–22	1,000	990

Total Materials – 0.8%		18,579

Real Estate
Specialized REITs – 0.2%
Crown Castle International Corp.:
5.250%, 1–15–23	1,046	1,126
3.700%, 6–15–26	3,000	2,940

		4,066

Total Real Estate – 0.2%		4,066

Telecommunication Services
Integrated Telecommunication Services – 0.8%
AT&T, Inc.:
2.300%, 3–11–19	9,000	9,031
4.125%, 2–17–26	8,400	8,494
Verizon Communications, Inc.,
2.625%, 2–21–20	2,468	2,490

		20,015

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1–15–22	8,700	8,325
4.700%, 3–15–22	1,400	1,493
3.375%, 10–15–26	3,900	3,687
Virgin Media Finance plc,
4.875%, 2–15–22	284	255

		13,760

Total Telecommunication Services – 1.4%		33,775

Utilities
Electric Utilities – 0.8%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	4,000	4,007
Entergy Texas, Inc.,
2.550%, 6–1–21	3,900	3,884
Exelon Corp.,
2.450%, 4–15–21	3,600	3,554
PPL Energy Supply LLC,
4.600%, 12–15–21	2,800	2,219
Southern Co. (The),
2.950%, 7–1–23	6,000	5,914

		19,578

Independent Power Producers & Energy Traders – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	10,000	9,275

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	4,000	4,041
Public Service Electric and Gas Co.,
2.250%, 9–15–26	2,100	1,946

		5,987

Total Utilities – 1.4%		34,840

TOTAL CORPORATE DEBT SECURITIES – 29.7%		$715,408
(Cost: $713,623)

LOANS (C)
Industrials
Industrial Machinery – 0.2%
Dynacast International LLC,
9.500%, 1–30–23	5,426	5,290

Total Industrials – 0.2%		5,290

TOTAL LOANS – 0.2%		$5,290
(Cost: $5,319)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.4%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6–1–44	7,267	7,852
3.000%, 6–15–45	7,456	7,670

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	7	7
5.000%, 1–1–18	6	6
6.500%, 10–1–28	40	45
6.500%, 2–1–29	5	6
3.500%, 6–25–29	4,225	4,420
7.000%, 11–1–31	45	51
6.500%, 2–1–32	35	40
7.000%, 2–1–32	50	57
7.000%, 3–1–32	23	28
7.000%, 7–1–32	29	33
6.500%, 9–1–32	27	30
5.500%, 5–1–33	23	26
5.500%, 6–1–33	22	24
4.500%, 11–1–43	5,908	6,418
3.000%, 10–25–46	7,343	7,486

		34,199

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%		$34,199
(Cost: $34,931)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.3%
U.S. Treasury Notes:
0.125%, 7–15–26	29,245	28,276
2.125%, 2–15–40	25,947	32,126
1.000%, 2–15–46	17,751	17,819

		78,221

Treasury Obligations – 1.1%
U.S. Treasury Notes,
1.500%, 8–15–26	29,025	26,652

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.4%		$104,873
(Cost: $110,208)

SHORT-TERM SECURITIES
Commercial Paper (D) – 1.2%
Campbell Soup Co.,
0.890%, 1–17–17	5,000	4,998
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.810%, 1–4–17	7,000	6,999
J.M. Smucker Co. (The),
0.850%, 1–3–17	5,000	5,000
Medtronic Global Holdings SCA:
0.811%, 1–9–17	5,000	4,999
0.850%, 1–17–17	5,000	4,998

		26,994

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (E)	121	121

Municipal Obligations – 0.2%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.710%, 1–7–17 (E)	2,000	2,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.740%, 1–7–17 (E)	2,500	2,500

		4,500

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.720%, 1–7–17 (E)	3,450	3,450

TOTAL SHORT-TERM SECURITIES – 1.5%		$35,065
(Cost: $35,065)

TOTAL INVESTMENT SECURITIES – 99.2%		$2,387,769
(Cost: $2,236,511)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		19,261

NET ASSETS – 100.0%		$2,407,030

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $156,163 or 6.5% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(D)	Rate shown is the yield to maturity at December 31, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,333,551	$—	$—
Preferred Stocks	142,880	16,503	—
Corporate Debt Securities	—	715,408	—
Loans	—	—	5,290
United States Government Agency Obligations	—	34,199	—
United States Government Obligations	—	104,873	—
Short-Term Securities	—	35,065	—
Total	$1,476,431	$906,048	$5,290

During the period ended December 31, 2016, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,236,511

Gross unrealized appreciation	236,395
Gross unrealized depreciation	(85,137)

Net unrealized appreciation	$151,258

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials
Diversified Banks – 0.6%
Wells Fargo & Co., 5.850%	173	$4,365

Total Financials – 0.6%		4,365

Real Estate
Specialized REITs – 0.3%
Ventas, Inc., 5.450%	100	2,423

Total Real Estate – 0.3%		2,423

TOTAL PREFERRED STOCKS – 0.9%		$6,788
(Cost: $6,830)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
6.625%, 5–15–18 (A)	$460	477
Air Canada Pass Through Certificates, Series 2015-1, Class C,
5.000%, 3–15–20 (A)	5,030	5,005
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	537	569
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	703	795
American Airlines Class B Pass Through Certificates, Series 2013-2,
5.600%, 7–15–20 (A)	2,918	3,027
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1,
3.700%, 5–1–23	1,715	1,672
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2,
5.625%, 1–15–21 (A)	5,272	5,456
Aventura Mall Trust, Series 2013-AVM, Class B,
3.867%, 12–5–32 (A)(B)	3,600	3,741
Capital One Multi-Asset Execution Trust, Series 2004-B3,
1.434%, 1–18–22 (B)	2,000	2,005
CarMax Auto Owner Trust 2013-2, Class D:
1.880%, 11–15–19 (B)	1,300	1,302
2.060%, 11–15–19	1,000	1,000
CarMax Auto Owner Trust 2013-4, Class D,
2.600%, 4–15–20	2,000	2,015
Chrysler Capital Auto Receivables Trust 2013-AA, Class D,
2.930%, 8–17–20 (A)	1,400	1,409
Continental Airlines 2001-1 A-1,
8.048%, 11–1–20	565	628
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	1,202	1,343
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	1,262	1,288
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	645	670
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,657	4,095
6.943%, 1–10–30	3,002	3,517
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7–30–23	2,265	2,305
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5–7–20	1,346	1,407
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	3,683	3,963
Earnest Student Loan Program LLC, Series 2016-B, Class A2,
3.020%, 5–25–34 (A)	3,139	3,114
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)	607	600

Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B:
2.340%, 1–15–21 (A)	1,905	1,894
3.710%, 1–18–22 (A)	3,202	3,143
Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	3,876	3,847
Hyundai Auto Receivables Trust 2014-A, Class D:
2.020%, 8–15–19	1,000	1,002
1.780%, 7–15–20	2,500	2,500
2.530%, 7–15–20	1,000	1,004
2.510%, 12–15–20	2,000	2,003
Longtrain Leasing III LLC, Series 2015A-1,
2.980%, 1–15–45 (A)	1,111	1,077
Longtrain Leasing III LLC, Series 2015A-2,
4.060%, 1–15–45 (A)	4,000	3,734
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–16–18 (A)	3,120	3,126
SoFi Professional Loan Program LLC, Series 2014-B,
1.834%, 8–25–32 (A)(B)	2,367	2,382
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3–25–30 (A)	1,636	1,630
Tal Advantage V LLC,
3.510%, 2–22–39 (A)	677	652
TCF Auto Receivables Owner Trust 2015-2, Class A3,
2.060%, 4–15–20 (A)(B)	3,665	3,684
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012-2,
5.450%, 6–3–18	2,000	1,990
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	1,851	2,013
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	990	990
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	3,698	3,782
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	1,155	1,172
Wheels SPV LLC 2016-1A, Class A3,
1.870%, 5–20–25 (A)	925	914

TOTAL ASSET-BACKED SECURITIES – 12.8%		$93,942
(Cost: $93,374)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Automobile Manufacturers – 0.9%
Ford Motor Co.,
4.346%, 12–8–26	4,000	4,036
General Motors Co.,
6.750%, 4–1–46	2,000	2,342

		6,378

Cable & Satellite – 0.4%
DISH DBS Corp.,
7.750%, 7–1–26	3,000	3,382

Hotels, Resorts & Cruise Lines – 0.5%
Host Hotels & Resorts, Inc. and Host Hotels & Resorts L.P.,
5.250%, 3–15–22	3,150	3,404

Housewares & Specialties – 0.5%
Newell Rubbermaid, Inc.,
5.000%, 11–15–23	3,518	3,772

Total Consumer Discretionary – 2.3%		16,936

Consumer Staples
Food Distributors – 0.3%
Flowers Foods, Inc.,
4.375%, 4–1–22	1,840	1,932

Total Consumer Staples – 0.3%		1,932

Energy
Oil & Gas Drilling – 0.2%
Nabors Industries, Inc. (GTD by Nabors Industries Ltd.),
5.500%, 1–15–23 (A)	1,500	1,562
Noble Holding International Ltd.,
4.000%, 3–16–18 (B)	350	349

		1,911

Oil & Gas Equipment & Services – 0.7%
Enterprise Products Operating L.P. (GTD by Enterprise Products Partners L.P.),
7.034%, 1–15–68	4,763	4,862

Oil & Gas Exploration & Production – 0.1%
Cheniere Corpus Christi Holdings LLC,
5.875%, 3–31–25 (A)	500	510

Oil & Gas Refining & Marketing – 3.4%
HollyFrontier Corp.,
5.875%, 4–1–26	6,400	6,532
Marathon Petroleum Corp.,
5.850%, 12–15–45	2,000	1,985
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
8.150%, 4–15–18 (B)	5,345	5,706
4.800%, 9–1–20	3,790	3,799
6.750%, 2–1–21	1,011	1,092
Tesoro Corp.:
4.250%, 10–1–17	2,535	2,573
4.750%, 12–15–23 (A)	3,000	3,015

		24,702

Oil & Gas Storage & Transportation – 6.0%
Boardwalk Pipeline Partners L.P.,
5.200%, 6–1–18	2,500	2,588
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.):
5.750%, 9–15–19	3,975	4,284
3.375%, 2–1–23	1,731	1,646
Buckeye Partners L.P.,
5.600%, 10–15–44	7,481	7,562
Enbridge, Inc.,
6.000%, 1–15–77	4,450	4,439
Gulfstream Natural Gas System LLC,
4.600%, 9–15–25 (A)	1,975	2,044
Regency Energy Partners L.P. and Regency Energy Finance Corp.:
6.500%, 7–15–21	3,600	3,718
5.875%, 3–1–22	3,000	3,297
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2–15–40	1,265	1,401
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	4,000	4,979
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.125%, 10–15–21	1,000	1,050
6.375%, 5–1–24	250	268
5.250%, 1–15–25	2,500	2,553
Transcanada Trust,
5.875%, 8–15–76	4,100	4,264

		44,093

Total Energy – 10.4%		76,078

Financials
Consumer Finance – 5.7%
Capital One Bank USA N.A.,
1.722%, 9–13–19 (B)	4,925	4,943
Capital One Financial Corp.,
3.750%, 7–28–26	4,300	4,162
Capital One Financial Corp., Series E,
5.550%, 12–29–49	6,070	6,146
Discover Bank:
8.700%, 11–18–19	458	520
3.100%, 6–4–20	4,525	4,576
3.450%, 7–27–26	3,975	3,833
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	1,000	997
3.500%, 7–10–19	1,645	1,674
2.134%, 10–4–19 (B)	6,850	6,880
3.150%, 1–15–20	1,400	1,408
4.375%, 9–25–21	1,080	1,119
Synchrony Financial,
2.600%, 1–15–19	5,850	5,878

		42,136

Diversified Banks – 2.3%
Bank of America Corp.:
5.875%, 1–5–21	665	740
4.000%, 1–22–25	3,250	3,250
3.950%, 4–21–25	1,515	1,506
Comerica, Inc.,
4.000%, 7–27–25	2,150	2,150
Compass Bank,
3.875%, 4–10–25	5,750	5,465
Huntington Bancshares, Inc.,
3.150%, 3–14–21	2,550	2,584
Wells Fargo & Co.,
3.000%, 10–23–26	1,500	1,426

		17,121

Investment Banking & Brokerage – 3.4%
Charles Schwab Corp. (The),
4.625%, 12–29–49	4,200	3,948
Goldman Sachs Group, Inc. (The):
1.922%, 4–25–19 (B)	4,304	4,335
5.250%, 7–27–21	1,000	1,095
Morgan Stanley:
5.500%, 7–28–21	1,090	1,207
2.282%, 10–24–23 (B)	4,380	4,429
3.125%, 7–27–26	1,650	1,574
5.450%, 12–29–29	3,950	3,910
Raymond James Financial, Inc.,
4.950%, 7–15–46	4,800	4,561

		25,059

Life & Health Insurance – 0.6%
Unum Group,
5.750%, 8–15–42	3,750	4,030

Other Diversified Financial Services – 2.3%
Citigroup, Inc.:
4.400%, 6–10–25	5,000	5,109
5.950%, 12–29–49	4,450	4,395
JPMorgan Chase & Co.,
5.000%, 12–29–49	2,975	2,967
TIAA Asset Management Finance Co. LLC:
2.950%, 11–1–19 (A)	2,500	2,542
4.125%, 11–1–24 (A)	2,125	2,144

		17,157

Property & Casualty Insurance – 0.7%
Liberty Mutual Group, Inc.,
6.500%, 5–1–42 (A)	4,361	5,162

Regional Banks – 0.7%
Synovus Financial Corp.:
7.875%, 2–15–19	3,025	3,320
5.750%, 12–15–25	2,000	2,080

		5,400

Specialized Finance – 1.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.450%, 6–15–23 (A)	3,540	3,751
8.350%, 7–15–46 (A)	1,930	2,373
Peachtree Corners Funding Trust,
3.976%, 2–15–25	3,147	3,067

		9,191

Total Financials – 17.0%		125,256

Health Care
Health Care Facilities – 0.4%
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.000%, 3–15–24	1,000	1,029
NYU Hospitals Center,
4.428%, 7–1–42	2,170	2,070

		3,099

Health Care Supplies – 1.9%
Abbott Laboratories,
4.900%, 11–30–46	5,400	5,532
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	5,000	5,339
Express Scripts Holding Co.,
3.000%, 7–15–23	3,175	3,070

		13,941

Managed Health Care – 0.3%
Aetna, Inc.,
4.250%, 6–15–36	2,312	2,314

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
2.800%, 7–21–23	3,850	3,640

Total Health Care – 3.1%		22,994

Industrials
Airlines – 0.3%
Allegiant Travel Co.,
5.500%, 7–15–19	500	515
British Airways plc,
5.625%, 6–20–20 (A)	1,211	1,280
U.S. Airways Group, Inc., Class B,
8.500%, 4–22–17	337	344

		2,139

Industrial Machinery – 0.8%
Pentair Finance S.A.,
3.625%, 9–15–20	6,000	6,100

Office Services & Supplies – 0.1%
ACCO Brands Corp.,
5.250%, 12–15–24 (A)	500	503

Railroads – 1.5%
BNSF Funding Trust I,
6.613%, 12–15–55	6,280	7,191

Kansas City Southern de Mexico S.A. de C.V.,
4.950%, 8–15–45	3,750	3,798

		10,989

Total Industrials – 2.7%		19,731

Information Technology
Application Software – 0.7%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10–1–20	5,000	5,101

Technology Distributors – 0.3%
Avnet, Inc.,
3.750%, 12–1–21	2,525	2,538

Total Information Technology – 1.0%		7,639

Materials
Aluminum – 0.1%
Kaiser Aluminum Corp.,
5.875%, 5–15–24	1,000	1,035

Fertilizers & Agricultural Chemicals – 0.3%
CF Industries, Inc.,
3.400%, 12–1–21 (A)	2,175	2,150

Industrial Gases – 0.1%
AmeriGas Partners L.P. and AmeriGas Finance Corp.,
5.500%, 5–20–25	700	707

Total Materials – 0.5%		3,892

Real Estate
Retail REITs – 0.4%
Retail Properties of America, Inc.,
4.000%, 3–15–25	2,950	2,822

Specialized REITs – 1.2%
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	5,215	5,650
Hospitality Properties Trust,
4.650%, 3–15–24	1,200	1,195
Ventas Realty L.P. and Ventas Capital Corp.,
2.700%, 4–1–20	1,867	1,877

		8,722

Total Real Estate – 1.6%		11,544

Telecommunication Services
Integrated Telecommunication Services – 0.8%
AT&T, Inc.,
4.500%, 3–9–48 (A)	1,930	1,740
Frontier Communications Corp.:
8.875%, 9–15–20	3,405	3,626
6.250%, 9–15–21	750	711

		6,077

Wireless Telecommunication Service – 0.3%
T-Mobile USA, Inc.:
6.625%, 4–1–23	500	530
6.000%, 4–15–24	1,250	1,317

		1,847

Total Telecommunication Services – 1.1%		7,924

Utilities
Electric Utilities – 3.5%
AES Corp. (The),
6.000%, 5–15–26	3,000	3,045
Cleco Corporate Holdings LLC:
3.743%, 5–1–26 (A)	2,200	2,164
4.973%, 5–1–46 (A)	3,875	3,915
El Paso Electric Co.,
5.000%, 12–1–44	2,225	2,316
Exelon Corp.,
5.100%, 6–15–45	2,550	2,706
Indianapolis Power & Light Co.,
4.700%, 9–1–45 (A)	3,750	3,943
IPALCO Enterprises, Inc.,
3.450%, 7–15–20	2,800	2,849
Southern Power Co., Series F,
4.950%, 12–15–46	5,075	4,936

		25,874

Gas Utilities – 0.8%
AGL Capital Corp.,
3.875%, 11–15–25	3,050	3,123
Brooklyn Union Gas Co.,
4.504%, 3–10–46 (A)	2,875	2,954

		6,077

Multi-Utilities – 0.7%
Dominion Resources, Inc.:
2.962%, 7–1–19 (B)	1,300	1,316
5.750%, 10–1–54	3,300	3,382

		4,698

Total Utilities – 5.0%		36,649

TOTAL CORPORATE DEBT SECURITIES – 45.0%		$330,575
(Cost: $327,059)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 4.1%
7 WTC Depositor LLC Trust 2012-WTC Commercial Mortgage Pass-Through Certificates, Series 2012-7WTC,
4.082%, 3–13–31 (A)	861	872
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A,
4.185%, 8–15–46 (A)(B)	4,130	4,401
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-SMPD,
2.911%, 1–12–30 (A)(B)	1,240	1,234
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC35, Class A4,
3.209%, 5–10–49	2,585	2,571
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-P5,
3.396%, 10–10–49	4,340	4,260
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B,
3.304%, 9–15–37 (A)	1,500	1,498
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR,
3.440%, 11–5–34 (A)(B)	1,000	983
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	85	71
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	67	47
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
7.151%, 12–5–27 (A)	1,425	1,580
7.694%, 12–5–27 (A)(B)	2,600	2,883
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST,
1.898%, 12–5–27 (A)(B)	5,657	280
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-JP3:
3.144%, 8–15–49	1,031	1,004
3.648%, 12–15–49 (B)	575	592
Mellon Residential Funding,
6.750%, 6–25–28	1	1
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4,
5.880%, 11–28–35 (A)(B)	1,280	1,243
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200	1,291
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class AS:
2.814%, 8–15–49	4,600	4,388
3.640%, 12–15–59	700	714
WFRBS Commercial Mortgage Trust 2011-C5,
3.667%, 11–15–44 (B)	435	458

		30,371

Other Mortgage-Backed Securities – 1.5%
Banc of America Mortgage Trust 2004-03,
4.875%, 4–25–19	18		18
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	107		81
C-Bass 2006-MH1 Trust,
5.257%, 10–25–36 (A)(B)	2,153		2,215
CCG Receivables Trust, Series 2015-1, Class A3,
1.920%, 1–17–23 (A)(B)	3,000		3,003
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	73		70
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	1		1
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.200%, 12–15–35 (A)(B)	294		305
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5–25–37 (B)	269		261
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8–25–37 (B)	570		570
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3A7,
6.400%, 10–15–18	5		5
JPMorgan Mortgage Trust 2004-A3,
3.211%, 7–25–34 (B)	149		150
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997-C2,
6.250%, 12–10–29	305		304
Morgan Stanley BAML Trust, Series 2016-C32,
3.720%, 12–15–49	320		327
Morgan Stanley Capital I Trust 2012-STAR, Class A-2,
3.201%, 8–5–34 (A)	1,350		1,352
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8–5–34 (A)	930		927
Origen Manufactured Housing Contract Trust 2005-B,
5.910%, 1–15–37	529		552
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	—	*	—	*
7.844%, 9–28–24 (A)(B)	1		1
RASC, Series 2003-KS10 Trust,
6.410%, 12–25–33	158		72
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
6.273%, 12–25–30 (B)	742		455
Structured Asset Mortgage Investments, Inc.,
1.495%, 5–2–30 (B)	6		1

			10,670

TOTAL MORTGAGE-BACKED SECURITIES – 5.6%			$41,041
(Cost: $43,001)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T,
3.435%, 12–15–25	470		487

New York – 0.9%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	3,190		3,544
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,000		3,020

			6,564

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,354

TOTAL MUNICIPAL BONDS – TAXABLE – 1.2%		$8,405
(Cost: $7,749)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 24.8%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.784%, 9–25–24 (B)	2,750	2,808
4.556%, 3–25–25 (B)	1,050	1,111
4.056%, 10–25–27 (B)	2,926	3,064
3.384%, 5–25–28 (B)	2,500	2,566
5.300%, 1–15–33	80	87
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 12–1–17	12	13
5.500%, 9–1–19	45	47
5.000%, 4–1–23	219	235
3.500%, 8–1–26	593	621
2.500%, 3–1–28	608	610
2.500%, 4–1–28	582	584
5.000%, 5–1–29	61	66
3.500%, 5–1–32	1,219	1,265
6.500%, 9–1–32	40	47
6.000%, 11–1–33	47	54
5.500%, 5–1–34	450	515
6.500%, 5–1–34	119	139
5.500%, 6–1–34	131	148
5.000%, 9–1–34	1	1
5.500%, 9–1–34	4	4
5.500%, 10–1–34	191	215
5.500%, 7–1–35	57	64
5.000%, 8–1–35	56	61
5.500%, 10–1–35	63	72
5.000%, 11–1–35	156	171
5.000%, 12–1–35	35	39
6.500%, 7–1–36	59	67
7.000%, 12–1–37	52	56
5.500%, 2–1–39	264	296
5.000%, 11–1–39	141	156
5.000%, 1–1–40	851	940
5.000%, 3–1–40	1,334	1,480
5.000%, 4–1–40	260	286
5.000%, 8–1–40	245	268
4.000%, 10–1–40	634	666
4.000%, 11–1–40	824	876
4.500%, 1–1–41	696	749
4.000%, 2–1–41	1,446	1,528
4.000%, 3–1–41	459	486
4.500%, 3–1–41	343	370
4.500%, 4–1–41	1,010	1,096
4.000%, 6–1–41	509	539
4.000%, 8–1–41	329	347
4.000%, 11–1–41	3,560	3,758
3.500%, 3–1–42	1,824	1,878
3.000%, 8–1–42	1,232	1,230
3.500%, 8–1–42	3,214	3,308
3.000%, 1–1–43	1,512	1,511
3.000%, 2–1–43	1,841	1,839
3.500%, 7–1–44	2,362	2,418
3.500%, 12–1–44	4,702	4,815
3.500%, 5–25–45	5,883	5,897
3.000%, 7–1–45	8,792	8,733
3.500%, 3–1–46	2,566	2,628
3.000%, 10–25–46	1,588	1,563
Federal National Mortgage Association Agency REMIC/CMO:
1.534%, 5–25–24 (B)	1,094	1,096
1.942%, 1–25–29 (B)	729	731

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	2	2
6.000%, 1–1–18	13	13
5.500%, 2–1–18	10	10
5.500%, 3–1–18	2	2
5.000%, 5–1–18	39	39
5.000%, 6–1–18	9	9
5.000%, 7–1–18	4	5
5.000%, 10–1–18	32	33
5.500%, 9–1–19	15	16
3.000%, 9–1–22	691	712
5.000%, 7–1–23	119	129
6.000%, 8–1–23	123	134
5.500%, 2–1–24	51	57
4.500%, 4–1–25	185	196
3.500%, 11–1–25	371	388
3.500%, 6–1–26	586	611
2.500%, 11–1–27	1,124	1,121
3.000%, 1–1–28	3,255	3,339
2.500%, 1–1–29	705	706
6.000%, 8–1–29	45	51
7.500%, 5–1–31	17	20
7.000%, 9–1–31	7	8
7.000%, 11–1–31	87	99
6.500%, 12–1–31	9	10
6.500%, 2–1–32	86	99
7.000%, 2–1–32	69	80
7.000%, 3–1–32	104	123
6.500%, 4–1–32	17	20
6.500%, 5–1–32	36	40
6.500%, 7–1–32	11	12
6.500%, 8–1–32	17	20
6.000%, 9–1–32	20	23
6.500%, 9–1–32	39	44
6.000%, 10–1–32	328	379
6.500%, 10–1–32	41	48
6.000%, 11–1–32	234	272
3.500%, 12–1–32	1,771	1,841
6.000%, 3–1–33	414	480
5.500%, 4–1–33	301	341
6.000%, 4–1–33	14	16
5.500%, 5–1–33	31	35
6.000%, 6–1–33	73	83
6.500%, 8–1–33	14	16
6.000%, 10–1–33	40	45
6.000%, 12–1–33	79	90
5.500%, 1–1–34	140	156
6.000%, 1–1–34	43	49
5.000%, 3–1–34	274	301
5.500%, 3–1–34	28	31
5.500%, 4–1–34	28	32
5.000%, 5–1–34	16	18
6.000%, 8–1–34	75	85
5.500%, 9–1–34	226	255
6.000%, 9–1–34	85	96
6.500%, 9–1–34	191	217
5.500%, 11–1–34	232	258
6.000%, 11–1–34	132	150
6.500%, 11–1–34	8	9
5.000%, 12–1–34	405	445
5.500%, 1–1–35	244	274
5.500%, 2–1–35	679	768
6.500%, 3–1–35	162	189
5.000%, 4–1–35	75	82
5.500%, 4–1–35	166	186
4.500%, 5–1–35	235	254
5.500%, 6–1–35	7	8
4.500%, 7–1–35	225	243
5.000%, 7–1–35	545	598
5.500%, 7–1–35	73	82
5.500%, 8–1–35	9	10
5.500%, 10–1–35	316	363
5.500%, 11–1–35	158	177
5.500%, 12–1–35	173	194
5.000%, 2–1–36	42	45
5.500%, 2–1–36	86	91
6.500%, 2–1–36	39	44
5.500%, 9–1–36	204	229
5.500%, 11–1–36	80	89
6.000%, 11–1–36	55	63
6.000%, 1–1–37	43	49
6.000%, 5–1–37	107	125
5.500%, 6–1–37	54	62
6.000%, 8–1–37	57	65
6.000%, 9–1–37	59	67
7.000%, 10–1–37	17	18
5.500%, 3–1–38	198	227
5.000%, 4–1–38	278	309
5.500%, 5–1–38	59	66
6.000%, 10–1–38	183	210
6.000%, 12–1–38	119	136
4.000%, 1–1–39 TBA	4,000	4,203
4.500%, 6–1–39	149	161
5.000%, 12–1–39	364	406
5.500%, 12–1–39	236	265
5.000%, 3–1–40	844	928
6.000%, 6–1–40	106	121
4.500%, 10–1–40	761	822

4.000%, 12–1–40	1,017	1,071
3.500%, 4–1–41	1,879	1,937
4.000%, 4–1–41	1,219	1,290
4.500%, 4–1–41	1,870	2,025
5.000%, 4–1–41	219	244
4.500%, 7–1–41	969	1,045
4.000%, 8–1–41	782	825
4.000%, 9–1–41	1,224	1,295
4.000%, 10–1–41	1,367	1,446
3.500%, 11–1–41	3,090	3,185
3.500%, 1–1–42	5,176	5,327
3.000%, 3–1–42	1,160	1,159
3.500%, 4–1–42	5,479	5,648
3.500%, 8–1–42	1,905	1,964
3.000%, 9–1–42	2,013	2,011
3.000%, 1–1–43	1,089	1,081
3.500%, 1–1–43	1,025	1,057
3.500%, 2–1–43	1,385	1,430
3.500%, 3–1–43	1,938	1,998
3.000%, 5–1–43	6,878	6,872
4.000%, 1–1–44	1,185	1,259
4.000%, 4–1–44	3,272	3,441
3.500%, 5–1–45	2,155	2,209
3.500%, 6–1–45	2,086	2,143
3.500%, 7–1–45	1,593	1,634
3.500%, 8–1–45	2,100	2,154
3.500%, 9–1–45	1,379	1,414
3.000%, 12–1–45	1,433	1,424
3.000%, 1–1–46	3,826	3,802
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (B)(C)	120	—	*
0.000%, 3–16–42 (B)(C)	612	—	*
0.009%, 6–17–45 (B)(C)	395	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	55	60
4.000%, 8–20–31	673	721
5.000%, 7–15–33	168	186
5.000%, 7–15–34	114	126
5.500%, 12–15–34	154	174
5.000%, 1–15–35	163	180
3.250%, 11–20–35	656	676
5.000%, 12–15–35	275	304
4.000%, 6–20–36	1,063	1,138
5.500%, 7–15–38	158	179
5.500%, 10–15–38	187	215
5.500%, 2–15–39	58	66
5.000%, 12–15–39	140	156
5.000%, 1–15–40	887	975
4.500%, 6–15–40	445	490
5.000%, 7–15–40	226	249
4.000%, 12–20–40	539	580
4.000%, 1–15–41	692	735
4.000%, 10–15–41	426	456
3.500%, 10–20–43	1,759	1,836
4.000%, 12–20–44	680	722
3.000%, 1–15–45	365	369
3.500%, 2–20–45	3,002	3,122
3.000%, 3–15–45	3,603	3,644
3.000%, 3–20–45	1,912	1,937
3.500%, 3–20–45	2,008	2,088
3.500%, 4–20–45	4,545	4,726
3.500%, 4–20–46	1,482	1,542
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 1,
7.242%, 2–15–25 (B)	60	66
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2–15–25	17	18

		182,492

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 24.8%		$182,492
(Cost: $181,976)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.2%
U.S. Treasury Bonds:
5.375%, 2–15–31 (D)	4,940	6,568
2.250%, 8–15–46	9,375	7,863
U.S. Treasury Notes:
0.875%, 9–15–19	400	395
1.750%, 11–30–21	13,676	13,560
1.375%, 9–30–23	900	851
1.625%, 10–31–23	15,340	14,740
2.000%, 11–15–26	1,770	1,700

		45,677

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.2%		$45,677
(Cost: $45,003)

SHORT-TERM SECURITIES
Commercial Paper (E) – 3.9%
Air Products and Chemicals, Inc.,
0.620%, 1–3–17	6,345	6,345
Campbell Soup Co.,
0.890%, 1–17–17	5,000	4,998
J.M. Smucker Co. (The),
0.850%, 1–3–17	2,500	2,500
Kroger Co. (The),
0.880%, 1–3–17	6,000	5,999
Northern Illinois Gas Co.,
0.801%, 1–4–17	4,000	4,000
Wisconsin Electric Power Co.,
0.870%, 1–5–17	5,000	4,999

		28,841

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (F)	620	620

Municipal Obligations – 0.6%
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.680%, 1–7–17 (F)	4,370	4,370

TOTAL SHORT-TERM SECURITIES – 4.6%		$33,831
(Cost: $33,832)

TOTAL INVESTMENT SECURITIES – 101.1%		$742,751
(Cost: $738,824)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(8,109)

NET ASSETS – 100.0%		$734,642

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $121,788 or 16.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of securities with an aggregate value of $372 have been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at December 31, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at December 31, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	3-31-17	233	$(28,958)	$159
U.S. Treasury Long Bond	Short	3-31-17	11	(1,657)	(2)
U.S. 5-Year Treasury Note	Long	4-5-17	437	51,419	(165)
				$20,804	$(8)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$6,788	$—	$—
Asset-Backed Securities	—	93,342	600
Corporate Debt Securities	—	330,575	—
Mortgage-Backed Securities	—	41,041	—	*
Municipal Bonds	—	8,405	—
United States Government Agency Obligations	—	182,492	—
United States Government Obligations	—	45,677	—
Short-Term Securities	—	33,831	—
Total	$6,788	$735,363	$600
Futures Contracts	$159	$—	$—
Liabilities
Futures Contracts	$167	$—	$—

During the period ended December 31, 2016, securities totaling $1 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$738,824

Gross unrealized appreciation	12,671
Gross unrealized depreciation	(8,744)

Net unrealized appreciation	$3,927

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 4.9%
Johnson Controls, Inc.	557	$22,928
Magna International, Inc.	563	24,443

		47,371

Broadcasting – 1.5%
CBS Corp., Class B	226	14,404

Cable & Satellite – 2.3%
Comcast Corp., Class A	331	22,862

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	105	14,139

Housewares & Specialties – 2.0%
Newell Rubbermaid, Inc.	442	19,722

Movies & Entertainment – 1.7%
Twenty-First Century Fox, Inc., Class A	600	16,816

Total Consumer Discretionary – 13.9%		135,314

Consumer Staples
Brewers – 2.6%
Molson Coors Brewing Co., Class B	257	24,999

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	74	11,784

Packaged Foods & Meats – 3.2%
Kraft Foods Group, Inc.	356	31,060

Tobacco – 1.8%
Philip Morris International, Inc.	196	17,938

Total Consumer Staples – 8.8%		85,781

Energy
Oil & Gas Drilling – 1.3%
Helmerich & Payne, Inc.	163	12,632

Oil & Gas Equipment & Services – 3.8%
Halliburton Co.	674	36,462

Oil & Gas Exploration & Production – 8.5%
Anadarko Petroleum Corp.	111	7,733
Cabot Oil & Gas Corp.	838	19,580
Cimarex Energy Co.	232	31,520
EOG Resources, Inc.	237	23,930

		82,763

Total Energy – 13.6%		131,857

Financials
Asset Management & Custody Banks – 0.9%
Blackstone Group L.P. (The)	336	9,071

Diversified Banks – 4.3%
Bank of America Corp.	416	9,194
Wells Fargo & Co.	603	33,226

		42,420

Financial Exchanges & Data – 2.5%
CME Group, Inc.	210	24,189

Investment Banking & Brokerage – 3.2%
Morgan Stanley	732	30,906

Life & Health Insurance – 1.0%
MetLife, Inc.	182	9,792

Multi-Line Insurance – 2.3%
American International Group, Inc.	341	22,297

Other Diversified Financial Services – 3.4%
JPMorgan Chase & Co.	381	32,851

Total Financials – 17.6%		171,526

Health Care
Biotechnology – 5.9%
Alexion Pharmaceuticals, Inc. (A)	195	23,862
Shire Pharmaceuticals Group plc ADR	195	33,252

		57,114

Health Care Equipment – 1.2%
Medtronic plc	167	11,917

Health Care Facilities – 1.6%
HCA Holdings, Inc. (A)	211	15,581

Pharmaceuticals – 1.2%
Bristol-Myers Squibb Co.	193	11,304

Total Health Care – 9.9%		95,916

Industrials
Aerospace & Defense – 1.3%
Lockheed Martin Corp.	50	12,397

Construction Machinery & Heavy Trucks – 1.9%
Caterpillar, Inc.	77	7,160
PACCAR, Inc.	188	12,032

		19,192

Railroads – 6.5%
Canadian Pacific Railway Ltd.	98	13,935
Kansas City Southern	203	17,195
Union Pacific Corp.	308	31,914

		63,044

Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	118	11,493

Total Industrials – 10.9%		106,126

Information Technology
Application Software – 2.5%
Adobe Systems, Inc. (A)	233	24,008

Data Processing & Outsourced Services – 3.9%
MasterCard, Inc., Class A	188	19,454
Visa, Inc., Class A	237	18,499

		37,953

Internet Software & Services – 6.5%
Alibaba Group Holding Ltd. ADR (A)	158	13,874
Alphabet, Inc., Class A (A)	39	30,826
Facebook, Inc., Class A (A)	161	18,551

		63,251

Semiconductor Equipment – 2.7%
Applied Materials, Inc.	809	26,116

Semiconductors – 2.1%
Analog Devices, Inc.	285	20,726

Systems Software – 3.1%
Microsoft Corp.	491	30,535

Total Information Technology – 20.8%		202,589

Materials
Specialty Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	111	9,556

Total Materials – 1.0%		9,556

Real Estate
Specialized REITs – 1.2%
American Tower Corp., Class A	115	12,100

Total Real Estate – 1.2%		12,100

TOTAL COMMON STOCKS – 97.7%		$950,765
(Cost: $807,815)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.1%
J.M. Smucker Co. (The),
0.850%, 1–3–17	$5,000	4,999
Kroger Co. (The),
0.880%, 1–3–17	2,000	2,000
Northern Illinois Gas Co.,
0.900%, 1–3–17	3,008	3,008

		10,007

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (C)	1,718	1,718

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.720%, 1–7–17 (C)	10,000	10,000

TOTAL SHORT-TERM SECURITIES – 2.3%		$21,725
(Cost: $21,726)

TOTAL INVESTMENT SECURITIES – 100.0%		$972,490
(Cost: $829,541)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		462

NET ASSETS – 100.0%		$972,952

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$950,765	$—	$—
Short-Term Securities	—	21,725	—
Total	$950,765	$21,725	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$829,541

Gross unrealized appreciation	164,179
Gross unrealized depreciation	(21,230)

Net unrealized appreciation	$142,949

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Consumer Discretionary – 1.6%
Magna International, Inc.	77	$3,360

Energy – 1.4%
Cenovus Energy, Inc.	187	2,824

Materials – 1.5%
Canfor Corp. (A)	279	3,167

Total Canada – 4.5%		$9,351

China
Information Technology – 1.7%
Baidu.com, Inc. ADR (A)	21	3,460

Total China – 1.7%		$3,460

France
Health Care – 2.0%
Sanofi-Aventis	51	4,125

Industrials – 3.7%
Compagnie de Saint-Gobain	91	4,236
Vinci	52	3,559

		7,795

Total France – 5.7%		$11,920

Germany
Financials – 3.3%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	36	6,807

Total Germany – 3.3%		$6,807

Hong Kong
Financials – 1.8%
First Pacific Co. Ltd.	5,525	3,861

Real Estate – 1.7%
Cheung Kong (Holdings) Ltd.	306	3,463

Total Hong Kong – 3.5%		$7,324

Italy
Consumer Discretionary – 1.6%
Mediaset S.p.A.	749	3,242

Total Italy – 1.6%		$3,242

Japan
Consumer Discretionary – 2.6%
Honda Motor Co. Ltd.	186	5,444

Information Technology – 1.9%
Hitachi Ltd.	721	3,899

Telecommunication Services – 2.0%
SoftBank Group Corp.	65	4,285

Total Japan – 6.5%		$13,628

Luxembourg
Energy – 2.0%
Tenaris S.A.	234	4,187

Total Luxembourg – 2.0%		$4,187

South Korea
Information Technology – 2.0%
Samsung Electronics Co. Ltd.	3	4,266

Materials – 2.1%
POSCO	20	4,322

Total South Korea – 4.1%		$8,588

Switzerland
Health Care – 1.8%
Novartis AG, Registered Shares	51	3,695

Total Switzerland – 1.8%		$3,695

United Kingdom
Industrials – 2.5%
G4S plc	1,076	3,118
Weir Group plc (The)	88	2,052

		5,170

Total United Kingdom – 2.5%		$5,170

United States
Consumer Discretionary – 4.0%
TRI Pointe Group, Inc. (A)	313	3,588
Twenty-First Century Fox, Inc., Class A	168	4,715

		8,303

Consumer Staples – 2.7%
CVS Caremark Corp.	43	3,422
Wal-Mart Stores, Inc.	31	2,165

		5,587

Energy – 4.9%
Apache Corp.	79	5,025
Chesapeake Energy Corp. (A)	399	2,802
Rowan Cos., Inc.	124	2,350

		10,177

Financials – 22.7%
American International Group, Inc.	185	12,091
Bank of America Corp.	379	8,370
Citigroup, Inc.	219	12,999
Goldman Sachs Group, Inc. (The)	19	4,588
Wells Fargo & Co.	166	9,175

		47,223

Health Care – 6.9%
Da Vita, Inc. (A)	78	5,007
HCA Holdings, Inc. (A)	70	5,147
McKesson Corp.	30	4,194

		14,348

Industrials – 6.5%
Deere & Co.	39	4,065
Nielsen Holdings plc	37	1,540
Union Pacific Corp.	40	4,197
Westinghouse Air Brake Technologies Corp.	45	3,768

		13,570

Information Technology – 4.9%
International Business Machines Corp.	37	6,177
Oracle Corp.	104	4,016

		10,193

Materials – 1.5%
Axalta Coating Systems Ltd. (A)	111	3,012

Total United States – 54.1%		$112,413

TOTAL COMMON STOCKS – 91.3%		$189,785
(Cost: $159,835)

PREFERRED STOCKS
United States
Energy – 3.5%
Chesapeake Energy Corp., 5.750%, Cumulative	13	7,349

Total United States – 3.5%		$7,349

TOTAL PREFERRED STOCKS – 3.5%		$7,349
(Cost: $9,876)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.6%
Federal Home Loan Bank
0.300%, 1–3–17	$5,252	5,252

United States Government Agency Obligations – 2.9%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.700%, 1–7–17 (C)	3,275	3,275
0.700%, 1–4–17 (C)	2,785	2,784

		6,059

TOTAL SHORT-TERM SECURITIES – 5.5%		$11,311
(Cost: $11,311)

TOTAL INVESTMENT SECURITIES – 100.3%		$208,445
(Cost: $181,022)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(616)

NET ASSETS – 100.0%		$207,829

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	770,000	U.S. Dollar	6,890	2-15-17	Morgan Stanley International	$287	$—
Euro	10,200	U.S. Dollar	10,701	3-24-17	Morgan Stanley International	—	79
Japanese Yen	702,410	U.S. Dollar	6,166	5-10-17	Morgan Stanley International	117	—
Euro	2,200	U.S. Dollar	2,352	2-10-17	State Street Global Markets	31	—
						$435	$79

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$189,785	$—	$—
Preferred Stocks	1,463	5,886	—
Short-Term Securities	—	11,311	—
Total	$191,248	$17,197	$—
Forward Foreign Currency Contracts	$—	$435	$—
Liabilities
Forward Foreign Currency Contracts	$—	$79	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$181,022

Gross unrealized appreciation	39,936
Gross unrealized depreciation	(12,513)

Net unrealized appreciation	$27,423

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 1.5%
Omnicom Group, Inc.	68	$5,762

Apparel Retail – 0.6%
Limited Brands, Inc.	37	2,439

Auto Parts & Equipment – 2.3%
Johnson Controls, Inc.	208	8,553

Cable & Satellite – 2.5%
Comcast Corp., Class A	137	9,436

Casinos & Gaming – 0.7%
International Game Technology plc	100	2,542

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	64	8,615

Housewares & Specialties – 1.0%
Newell Rubbermaid, Inc.	81	3,594

Restaurants – 1.0%
McDonalds Corp.	33	3,962

Total Consumer Discretionary – 11.9%		44,903

Consumer Staples
Brewers – 1.3%
Anheuser-Busch InBev S.A. ADR	46	4,829

Drug Retail – 0.9%
CVS Caremark Corp.	41	3,259

Packaged Foods & Meats – 1.1%
Unilever plc (A)	104	4,226

Tobacco – 2.9%
Philip Morris International, Inc.	121	11,098

Total Consumer Staples – 6.2%		23,412

Energy
Integrated Oil & Gas – 6.6%
Chevron Corp.	123	14,430
Suncor Energy, Inc.	323	10,543

		24,973

Oil & Gas Storage & Transportation – 4.1%
Energy Transfer Partners L.P.	132	4,732
Enterprise Products Partners L.P.	388	10,484
Noble Midstream Partners L.P. (B)	10	356

		15,572

Total Energy – 10.7%		40,545

Financials
Diversified Banks – 3.0%
Wells Fargo & Co.	206	11,345

Investment Banking & Brokerage – 1.1%
Morgan Stanley	102	4,322

Life & Health Insurance – 3.1%
MetLife, Inc.	221	11,915

Multi-Line Insurance – 2.6%
American International Group, Inc.	150	9,806

Other Diversified Financial Services – 4.9%
JPMorgan Chase & Co.	213	18,406

Property & Casualty Insurance – 1.3%
ACE Ltd.	36	4,730

Regional Banks – 1.9%
KeyCorp	390	7,117

Total Financials – 17.9%		67,641

Health Care
Health Care Equipment – 1.2%
Medtronic plc	64	4,585

Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	58	3,375
Pfizer, Inc.	486	15,797

		19,172

Total Health Care – 6.3%		23,757

Industrials
Aerospace & Defense – 1.3%
BAE Systems plc (A)	677	4,936

Construction Machinery & Heavy Trucks – 2.6%
PACCAR, Inc.	154	9,850

Heavy Electrical Equipment – 1.0%
Honeywell International, Inc.	32	3,696

Industrial Conglomerates – 1.3%
General Electric Co.	156	4,934

Industrial Machinery – 1.0%
Eaton Corp.	59	3,985

Railroads – 2.3%
Union Pacific Corp.	84	8,663

Total Industrials – 9.5%		36,064

Information Technology
Communications Equipment – 4.7%
Harris Corp.	85	8,674
Nokia Corp., Series A ADR	1,863	8,960

		17,634

Data Processing & Outsourced Services – 1.2%
Paychex, Inc.	75	4,590

Semiconductors – 4.5%
Analog Devices, Inc.	138	9,992
Cypress Semiconductor Corp.	626	7,165

		17,157

Systems Software – 4.4%
Microsoft Corp.	271	16,868

Total Information Technology – 14.8%		56,249

Materials
Diversified Chemicals – 2.2%
Dow Chemical Co. (The)	148	8,460

Industrial Gases – 1.6%
Air Products and Chemicals, Inc.	42	6,003

Paper Packaging – 2.2%
International Paper Co.	159	8,458

Total Materials – 6.0%		22,921

Real Estate
Industrial REITs – 0.7%
ProLogis	53	2,822

Specialized REITs – 4.9%
Communications Sales & Leasing, Inc.	129	3,276
Crown Castle International Corp.	62	5,336
Life Storage, Inc.	115	9,788

		18,400

Total Real Estate – 5.6%		21,222

Utilities
Electric Utilities – 3.2%
Exelon Corp.	342	12,150

Total Utilities – 3.2%		12,150

TOTAL COMMON STOCKS – 92.1%		$348,864
(Cost: $277,981)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 4.1%
Kroger Co. (The),
0.880%, 1–3–17	$5,000	5,000
Northern Illinois Gas Co.,
0.900%, 1–3–17	5,743	5,742
Rockwell Automation, Inc.,
0.821%, 1–9–17	5,000	4,999

		15,741

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (D)	2,923	2,923

Municipal Obligations – 2.9%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.670%, 1–7–17 (D)	9,000	9,000

NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.780%, 1–7–17 (D)	2,000	2,000

		11,000

TOTAL SHORT-TERM SECURITIES – 7.8%		$29,664
(Cost: $29,665)

TOTAL INVESTMENT SECURITIES – 99.9%		$378,528
(Cost: $307,646)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		262

NET ASSETS – 100.0%		$378,790

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$348,864	$—	$—
Short-Term Securities	—	29,664	—
Total	$348,864	$29,664	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$307,646

Gross unrealized appreciation	73,954
Gross unrealized depreciation	(3,072)

Net unrealized appreciation	$70,882

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Consumer Discretionary – 0.9%
Kroton Educacional S.A.	1,380	$5,651

Consumer Staples – 2.9%
Raia Drogasil S.A.	920	17,302

Energy – 3.3%
Petroleo Brasileiro S.A. (A)	4,265	19,485

Financials – 5.0%
Banco Bradesco S.A.	1,070	9,538
Banco do Brasil S.A.	922	7,956
Itau Unibanco Holdings S.A.	1,198	12,459

		29,953

Health Care – 0.5%
Hypermarcas S.A.	393	3,154

Information Technology – 1.9%
MercadoLibre, Inc.	72	11,183

Materials – 1.2%
Vale S.A.	912	7,194

Real Estate – 1.0%
BRMalls Participacoes S.A. (A)	1,576	5,788

Utilities – 0.9%
Companhia de Saneamento Basico do Estado de Sao Paulo – SABESP	617	5,455

Total Brazil – 17.6%		$105,165

Chile
Materials – 1.5%
Sociedad Quimica y Minera de Chile S.A. ADR	316	9,048

Total Chile – 1.5%		$9,048

China
Consumer Discretionary – 3.1%
Brilliance China Automotive Holdings Ltd.	5,586	7,693
BYD Co. Ltd., H Shares	1,098	5,784
Sands China Ltd.	1,204	5,231

		18,708

Consumer Staples – 1.5%
WH Group Ltd.	10,998	8,892

Information Technology – 10.6%
Alibaba Group Holding Ltd. ADR (A)	218	19,171
Baidu.com, Inc. ADR (A)	46	7,556
NetEase.com, Inc. ADR	50	10,679
Sunny Optical Technology (Group) Co. Ltd.	2,291	10,028
Tencent Holdings Ltd.	649	15,872

		63,306

Materials – 0.7%
Maanshan Iron & Steel Co. Ltd. (A)	15,378	4,482

Total China – 15.9%		$95,388

Hong Kong
Consumer Staples – 1.1%
China Resources Beer (Holdings) Co. Ltd.	3,383	6,718

Information Technology – 1.4%
AAC Technologies Holdings, Inc.	894	8,118

Total Hong Kong – 2.5%		$14,836

India
Consumer Discretionary – 3.3%
Maruti Suzuki India Ltd.	173	13,563
Page Industries Ltd.	31	6,313

		19,876

Financials – 3.3%
Axis Bank Ltd.	876	5,808
HDFC Bank Ltd.	456	8,102
YES BANK Ltd.	324	5,529

		19,439

Health Care – 1.5%
Biocon Ltd.	647	9,059

Industrials – 0.9%
Larsen & Toubro Ltd.	263	5,228

Total India – 9.0%		$53,602

Indonesia
Financials – 1.4%
PT Bank Mandiri (Persero) Tbk	9,834	8,449

Telecommunication Services – 0.9%
PT Telekomunikasi Indonesia Persero Tbk	18,263	5,395

Total Indonesia – 2.3%		$13,844

Macau
Consumer Discretionary – 1.1%
Galaxy Entertainment Group	1,570	6,843

Total Macau – 1.1%		$6,843

Malaysia
Industrials – 0.5%
AirAsia Berhad	5,429	2,771

Total Malaysia – 0.5%		$2,771

Mexico
Materials – 3.0%
CEMEX S.A.B. de C.V. (A)	10,462	8,368
Mexichem S.A.B. de C.V.	4,264	9,674

		18,042

Total Mexico – 3.0%		$18,042

Netherlands
Information Technology – 2.4%
Yandex N.V., Class A (A)	712	14,340

Total Netherlands – 2.4%		$14,340

Russia
Consumer Staples – 1.0%
Magnit PJSC GDR	135	5,974

Energy – 3.0%
PJSC LUKOIL ADR	318	17,866

Financials – 4.8%
Sberbank of Russia ADR	2,463	28,511

Real Estate – 0.6%
Etalon Group Ltd. GDR	1,200	3,834

Total Russia – 9.4%		$56,185

South Africa
Consumer Discretionary – 2.0%
Naspers Ltd., Class N	80	11,716

Total South Africa – 2.0%		$11,716

South Korea
Consumer Discretionary – 1.2%
Hanssem Co. Ltd. (A)	42	6,963

Consumer Staples – 0.7%
Cosmax, Inc. (A)	43	4,237

Health Care – 3.0%
Celltrion, Inc. (A)	87	7,774
Samsung BioLogics Co. Ltd. (A)	12	1,562
Vieworks Co. Ltd. (A)	171	8,461

		17,797

Information Technology – 9.8%
Naver Corp. (A)	17	10,992
Samsung Electronics Co. Ltd.	24	36,359
SK hynix, Inc. (A)	303	11,203

		58,554

Materials – 1.4%
POSCO	40	8,496

Total South Korea – 16.1%		$96,047

Taiwan
Consumer Discretionary – 1.4%
Eclat Textile Co. Ltd.	798	8,357

Information Technology – 8.3%
Advanced Semiconductor Engineering, Inc.	5,145	5,276
Hon Hai Precision Industry Co. Ltd.	2,416	6,311
Largan Precision Co. Ltd.	133	15,640
Taiwan Semiconductor Manufacturing Co. Ltd.	3,964	22,324

		49,551

Total Taiwan – 9.7%		$57,908

Thailand
Consumer Discretionary – 1.5%
Minor International Public Co. Ltd.	8,963	8,948

Total Thailand – 1.5%		$8,948

Turkey
Financials – 2.3%
Akbank T.A.S.	3,212	7,121
Turkiye Garanti Bankasi Anonim Sirketi	3,255	7,032

		14,153

Industrials – 0.8%
Turk Hava Yollari Anonim Ortakligi (A)	3,325	4,723

Total Turkey – 3.1%		$18,876

United States
Energy – 1.1%
Halliburton Co.	122	6,624

Total United States – 1.1%		$6,624

TOTAL COMMON STOCKS – 98.7%		$590,183
(Cost: $489,608)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.5%
Sysco Corp.
0.950%, 1–3–17	$3,000	3,000

Master Note – 0.7%
Toyota Motor Credit Corp.
0.860%, 1–4–17(C)	3,969	3,969

TOTAL SHORT-TERM SECURITIES – 1.2%		$6,969
(Cost: $6,969)

TOTAL INVESTMENT SECURITIES – 99.9%		$597,152
(Cost: $496,577)

CASH AND OTHER ASSETS, NET OF LIABILITIES (D) – 0.1%		892

NET ASSETS – 100.0%		$598,044

Consolidated Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(D)	Cash of $2,590 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	12,104	South African Rand	174,827	1-25-17	Deutsche Bank AG	$572	$—
U.S. Dollar	11,006	Mexican Peso	229,200	1-25-17	Morgan Stanley International	13	—
						$585	$—

The following written options were outstanding at December 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
YPF Sociedad Amonima ADR	UBS AG	Put	2,000	February 2017	$28.00	$2,566	$(2,296)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$590,183	$—	$—
Short-Term Securities	—	6,969	—
Total	$590,183	$6,969	$—
Forward Foreign Currency Contracts	$—	$585	$—
Liabilities
Written Options	$—	$2,296	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$496,577

Gross unrealized appreciation	117,526
Gross unrealized depreciation	(16,951)

Net unrealized appreciation	$100,575

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 4.0%
Chevron Corp.	78	$9,175
Royal Dutch Shell plc, Class A (A)	318	8,696
Suncor Energy, Inc.	172	5,622

		23,493

Oil & Gas Drilling – 4.5%
Nabors Industries Ltd.	717	11,761
Patterson-UTI Energy, Inc.	554	14,906

		26,667

Oil & Gas Equipment & Services – 27.5%
Baker Hughes, Inc.	339	22,012
Core Laboratories N.V.	85	10,227
FMC Technologies, Inc. (B)	85	3,004
Forum Energy Technologies, Inc. (B)	783	17,222
Halliburton Co.	492	26,619
RPC, Inc.	700	13,871
Schlumberger Ltd.	300	25,147
Superior Energy Services, Inc.	1,030	17,382
U.S. Silica Holdings, Inc.	497	28,195

		163,679

Oil & Gas Exploration & Production – 49.7%
Anadarko Petroleum Corp.	320	22,315
Cimarex Energy Co.	156	21,153
Concho Resources, Inc. (B)	136	18,080
Continental Resources, Inc. (B)	481	24,775
Devon Energy Corp.	314	14,322
Diamondback Energy, Inc. (B)	141	14,214
EOG Resources, Inc.	212	21,479
Extraction Oil & Gas, Inc. (B)	288	5,769
Exxon Mobil Corp.	33	2,970
Gulfport Energy Corp. (B)	43	938
Laredo Petroleum Holdings, Inc. (B)	705	9,973
Marathon Oil Corp.	698	12,076
Newfield Exploration Co. (B)	427	17,306
Oasis Petroleum LLC (B)	1,290	19,528
Parsley Energy, Inc., Class A (B)	685	24,151
Pioneer Natural Resources Co.	121	21,744
RSP Permian, Inc. (B)	414	18,466
Whiting Petroleum Corp. (B)	1,155	13,878
WPX Energy, Inc. (B)	844	12,297

		295,434

Oil & Gas Refining & Marketing – 2.5%
Marathon Petroleum Corp.	120	6,022
MPLX L.P.	78	2,700
Phillips 66	68	5,901

		14,623

Oil & Gas Storage & Transportation – 6.1%
Enbridge, Inc.	115	4,854
Energy Transfer Partners L.P.	103	3,705
Enterprise Products Partners L.P.	304	8,209

Phillips 66 Partners L.P.	52	2,544
Plains GP Holdings L.P., Class A	189	6,559
Tallgrass Energy GP L.P., Class A	389	10,417

		36,288

Total Energy – 94.3%		560,184

Information Technology
Data Processing & Outsourced Services – 1.5%
Wright Express Corp. (B)	83	9,257

Total Information Technology – 1.5%		9,257

Materials
Specialty Chemicals – 1.1%
Flotek Industries, Inc. (B)(C)	142	1,336
Flotek Industries, Inc. (B)	530	4,976

		6,312

Total Materials – 1.1%		6,312

TOTAL COMMON STOCKS – 96.9%		$575,753
(Cost: $441,916)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 2.3%
Clorox Co. (The),
0.530%, 1–3–17	$1,827	1,827
Kroger Co. (The),
0.880%, 1–3–17	5,000	4,999
McDonalds Corp.,
0.900%, 1–10–17	3,000	2,999
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.710%, 1–31–17	3,960	3,958

		13,783

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (E)	1,523	1,523

TOTAL SHORT-TERM SECURITIES – 2.6%		$15,306
(Cost: $15,306)

TOTAL INVESTMENT SECURITIES – 99.5%		$591,059
(Cost: $457,222)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,983

NET ASSETS – 100.0%		$594,042

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $1,336 or 0.2% of net assets.

(D)	Rate shown is the yield to maturity at December 31, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$575,753	$—	$—
Short-Term Securities	—	15,306	—
Total	$575,753	$15,306	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$457,222

Gross unrealized appreciation	137,280
Gross unrealized depreciation	(3,443)

Net unrealized appreciation	$133,837

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

France
Consumer Discretionary – 7.1%
Compagnie Generale des Etablissements Michelin, Class B	30	$3,381
LVMH Moet Hennessy – Louis Vuitton	6	1,208
Renault S.A.	61	5,401
Valeo S.A.	51	2,928

		12,918

Consumer Staples – 2.3%
Casino, Guichard-Perrachon	39	1,852
Pernod Ricard	22	2,360

		4,212

Energy – 2.6%
Total S.A.	93	4,773

Financials – 9.3%
Axa S.A.	215	5,440
BNP Paribas S.A.	107	6,792
Societe Generale S.A.	97	4,783

		17,015

Health Care – 1.0%
Innate Pharma S.A. (A)	120	1,849

Industrials – 7.9%
Compagnie de Saint-Gobain	59	2,761
Safran	30	2,139
Schneider Electric S.A.	26	1,837
Thales	51	4,923
Vinci	41	2,791

		14,451

Information Technology – 3.0%
Cap Gemini S.A.	41	3,473
Ubisoft Entertainment S.A. (A)	54	1,918

		5,391

Telecommunication Services – 2.1%
Orange S.A.	248	3,773

Total France – 35.3%		$64,382

Germany
Health Care – 2.6%
Fresenius SE & Co. KGaA	29	2,275
Merck KGaA	22	2,309

		4,584

Industrials – 2.5%
KION Holding 1 GmbH	49	2,710
Siemens AG	15	1,869

		4,579

Information Technology – 2.9%
Infineon Technologies AG	175	3,042
SAP AG	26	2,266

		5,308

Total Germany – 8.0%		$14,471

Ireland
Consumer Staples – 1.0%
Glanbia plc	108	1,799

Industrials – 0.6%
Ryanair Holdings plc (A)	74	1,126

Materials – 2.2%
CRH plc	112	3,895

Total Ireland – 3.8%		$6,820

Isle Of Man
Information Technology – 2.4%
Paysafe Group plc (A)	967	4,426

Total Isle Of Man – 2.4%		$4,426

Malaysia
Consumer Staples – 0.2%
PureCircle Ltd. (A)	131	404

Total Malaysia – 0.2%		$404

Netherlands
Consumer Discretionary – 1.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	89	2,728

Consumer Staples – 2.5%
Heineken N.V.	25	1,866
Koninklijke Ahold Delhaize N.V.	126	2,662

		4,528

Financials – 3.1%
ING Groep N.V., Certicaaten Van Aandelen	398	5,595

Total Netherlands – 7.1%		$12,851

Norway
Consumer Staples – 3.0%
Marine Harvest ASA	307	5,532

Energy – 1.6%
DNO International ASA (A)	2,931	2,878

Total Norway – 4.6%		$8,410

Russia
Energy – 2.4%
PJSC LUKOIL ADR	79	4,444

Total Russia – 2.4%		$4,444

Spain
Utilities – 1.4%
Iberdrola S.A.	389	2,556

Total Spain – 1.4%		$2,556

Sweden
Financials – 2.0%
Skandinaviska Enskilda Banken AB, Series A	354	3,710

Total Sweden – 2.0%		$3,710

Switzerland
Health Care – 2.3%
Roche Holdings AG, Genusscheine	18	4,104

Information Technology – 1.4%
STMicroelectronics N.V.	231	2,622

Total Switzerland – 3.7%		$6,726

United Kingdom
Consumer Discretionary – 3.8%
GKN plc	684	2,797
UBM plc	210	1,895
WPP Group plc	103	2,300

		6,992

Consumer Staples – 2.3%
Diageo plc	89	2,313
Imperial Tobacco Group plc	41	1,807

		4,120

Energy – 4.7%
Genel Energy plc (A)	1,319	1,333
Royal Dutch Shell plc, Class A	176	4,870
Tullow Oil plc	639	2,461

		8,664

Financials – 5.0%
HSBC Holdings plc	453	3,667
Prudential plc	268	5,374

		9,041

Health Care – 3.8%
AstraZeneca plc	44	2,410
Shire plc	78	4,501

		6,911

Industrials – 6.6%
Ashtead Group plc	202	3,936
BAE Systems plc	533	3,886
Weir Group plc (The)	182	4,242

		12,064

Information Technology – 1.2%
JUST EAT plc (A)	299	2,153

Materials – 1.1%
Mondi plc	95	1,952

Total United Kingdom – 28.5%		$51,897

TOTAL COMMON STOCKS – 99.4%		$181,097
(Cost: $166,264)

TOTAL INVESTMENT SECURITIES – 99.4%		$181,097
(Cost: $166,264)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,158

NET ASSETS – 100.0%		$182,255

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	7,379	U.S. Dollar	9,157	1-25-17	Citibank N.A.	$58	$—
Euro	17,271	U.S. Dollar	18,329	1-25-17	State Street Global Markets	128	—
						$186	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$181,097	$—	$—
Total	$181,097	$—	$—
Forward Foreign Currency Contracts	$—	$186	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$166,264

Gross unrealized appreciation	22,218
Gross unrealized depreciation	(7,385)

Net unrealized appreciation	$14,833

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Utilities – 1.4%
Alupar Investimento S.A.	212	$1,115
Transmissora Alianca de Energia Eletrica S.A.	181	1,152

		2,267

Total Brazil – 1.4%		$2,267

Chile
Utilities – 0.4%
Aguas Andinas S.A.	1,051	547

Total Chile – 0.4%		$547

Panama
Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	52	1,527

Total Panama – 1.0%		$1,527

United Kingdom
Energy – 1.7%
Royal Dutch Shell plc, Class A	87	2,396
Seadrill Partners LLC	69	288

		2,684

Total United Kingdom – 1.7%		$2,684

United States
Information Technology – 1.1%
Intel Corp.	46	1,672

Utilities – 0.5%
PPL Corp.	24	833

Total United States – 1.6%		$2,505

TOTAL COMMON STOCKS – 6.1%		$9,530
(Cost: $11,375)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 2.0%
Pan American Energy LLC:
7.875%, 5–7–21	$500	525
7.875%, 5–7–21 (A)	1,000	1,050
YPF Sociedad Anonima:
8.875%, 12–19–18 (A)	1,300	1,414
8.500%, 3–23–21 (A)	250	268

		3,257

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20	56	61
10.750%, 12–1–20 (A)	780	839

		900

Total Argentina – 2.6%		$4,157

Brazil
Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	252	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (A)(B)	1,500	75

Industrials – 2.3%
Embraer Overseas Ltd.
6.375%, 1–24–17	2,675	2,679
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (A)	2,020	904

		3,583

Materials – 2.3%
Suzano Trading Ltd.
5.875%, 1–23–21 (A)	2,500	2,583
Vale Overseas Ltd.:
4.625%, 9–15–20	500	512
6.250%, 8–10–26	425	442

		3,537

Total Brazil – 4.6%		$7,195

British Virgin Islands
Energy – 0.4%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (A)	661	628
5.250%, 7–30–18	72	68

		696

Total British Virgin Islands – 0.4%		$696

Canada
Financials – 0.7%
Bank of Montreal
1.800%, 7–31–18	1,100	1,100

Total Canada – 0.7%		$1,100

Cayman Islands
Financials – 0.6%
Banco Bradesco S.A.
4.500%, 1–12–17 (A)	900	900

Telecommunication Services – 0.8%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	1,200	1,248

Total Cayman Islands – 1.4%		$2,148

Chile
Industrials – 1.8%
Guanay Finance Ltd.
6.000%, 12–15–20 (A)	1,235	1,247
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)	1,500	1,541

		2,788

Materials – 2.5%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (A)	2,925	2,975
4.375%, 5–15–23 (A)	1,000	1,005

		3,980

Total Chile – 4.3%		$6,768

Columbia
Financials – 1.3%
Banco de Bogota S.A.:
5.000%, 1–15–17 (A)	1,600	1,601
5.375%, 2–19–23 (A)	500	506

		2,107

Utilities – 2.8%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (C)	COP6,930,000	2,294
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)	6,300,000	2,052

		4,346

Total Columbia – 4.1%		$6,453

France
Financials – 0.9%
Societe Generale S.A.
5.922%, 4–29–49 (A)	$1,350	1,338

Total France – 0.9%		$1,338

Hong Kong
Telecommunication Services – 0.6%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (A)	1,000	998

Total Hong Kong – 0.6%		$998

India
Industrials – 0.8%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)	1,300	1,293

Utilities – 0.2%
Tata Electric Co.
8.500%, 8–19–17	250	256

Total India – 1.0%		$1,549

Ireland
Energy – 0.2%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(C)	RUB23,000	373

Financials – 0.9%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)	$750	768
VEB Finance Ltd.
5.375%, 2–13–17 (A)	600	602

		1,370

Industrials – 0.2%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (C)	RUB19,000	306

Telecommunication Services – 0.5%
Mobile TeleSystems OJSC
5.000%, 5–30–23	$700	717

Total Ireland – 1.8%		$2,766

Jamaica
Telecommunication Services – 0.2%
Digicel Group Ltd.
6.000%, 4–15–21 (A)	300	271

Total Jamaica – 0.2%		$271

Luxembourg
Consumer Discretionary – 0.8%
Altice S.A.
7.625%, 2–15–25 (A)		1,150	1,208

Consumer Staples – 0.3%
Minerva Luxembourg S.A.
6.500%, 9–20–26 (A)		500	482

Financials – 3.4%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (A)		2,950	3,009
VTB Capital S.A.
6.000%, 4–12–17 (A)		2,335	2,358

			5,367

Information Technology – 1.3%
BC Luxco 1 S.A.:
7.375%, 1–29–20		550	553
7.375%, 1–29–20 (A)		1,450	1,457

			2,010

Total Luxembourg – 5.8%			$9,067

Mexico
Consumer Staples – 0.6%
Sigma Alimentos S.A. de C.V.
5.625%, 4–14–18 (A)		1,000	1,037

Financials – 0.3%
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)		500	488

Materials – 3.1%
C5 Capital (SPV) Ltd.
5.115%, 12–29–49 (A)(D)		1,600	1,328
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (A)		2,100	2,221
7.250%, 1–15–21 (A)		1,200	1,278

			4,827

Total Mexico – 4.0%			$6,352

Netherlands
Consumer Discretionary – 1.1%
VTR Finance B.V.
6.875%, 1–15–24 (A)		1,680	1,735

Consumer Staples – 0.7%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)		500	513
8.000%, 6–8–23 (A)		550	569

			1,082

Energy – 1.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20		1,375	1,360
8.375%, 5–23–21		300	323

			1,683

Materials – 0.4%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (A)		850	705

Telecommunication Services – 0.2%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(C)	RUB	25,000	403

Utilities – 0.4%
Majapahit Holding B.V.
7.750%, 1–20–20 (A)		$500	561

Total Netherlands – 3.9%			$6,169

Panama
Financials – 1.7%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (A)		2,700	2,707

Total Panama – 1.7%			$2,707

Peru
Real Estate – 0.9%
InRetail Shopping Malls
5.250%, 10–10–21 (A)		1,300	1,329

Total Peru – 0.9%			$1,329

Russia
Materials – 0.7%
Uralkali Finance Ltd.
3.723%, 4–30–18 (A)		1,100	1,096

Total Russia – 0.7%			$1,096

Singapore
Consumer Staples – 2.4%
Olam International Ltd.:
5.750%, 9–20–17		1,150	1,168
7.500%, 8–12–20		2,500	2,703

			3,871

Telecommunication Services – 1.0%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (A)	1,500	1,514

Total Singapore – 3.4%		$5,385

Spain
Financials – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	1,600	1,666

Total Spain – 1.1%		$1,666

United Arab Emirates
Financials – 1.2%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)	500	526
3.500%, 3–18–20 (A)	1,400	1,420

		1,946

Total United Arab Emirates – 1.2%		$1,946

United Kingdom
Financials – 6.7%
Barclays plc
8.250%, 12–29–49	1,500	1,560
HSBC Holdings plc
5.625%, 12–29–49	1,200	1,184
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	2,000	1,855
State Bank of India:
4.125%, 8–1–17 (A)	1,200	1,214
3.250%, 4–18–18 (A)	3,750	3,791
3.622%, 4–17–19 (A)	1,000	1,026

		10,630

Materials – 0.7%
Vedanta Resources plc
6.000%, 1–31–19 (A)	1,050	1,055

Total United Kingdom – 7.4%		$11,685

United States
Consumer Discretionary – 0.5%
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (A)(D)	850	850

Consumer Staples – 0.5%
SABMiller Holdings, Inc.
2.200%, 8–1–18	854	860

Energy – 0.3%
PBF Holding Co. LLC and PBF Finance Corp.
8.250%, 2–15–20	425	436

Financials – 1.6%
Citigroup, Inc.
8.400%, 4–29–49	1,250	1,342
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	450	459
Wells Fargo & Co.
7.980%, 3–29–49	750	784

		2,585

Health Care – 0.4%
Fresenius U.S. Finance II, Inc.
4.500%, 1–15–23 (A)	675	695

Industrials – 1.1%
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	1,607	1,671

Information Technology – 2.7%
Alliance Data Systems Corp.
5.250%, 12–1–17 (A)	3,300	3,345
Micron Technology, Inc.
5.875%, 2–15–22	850	886

		4,231

Materials – 1.1%
BakerCorp International, Inc.
8.250%, 6–1–19	725	613
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	1,218	1,145

		1,758

Real Estate – 1.3%
Aircastle Ltd.
4.625%, 12–15–18	1,900	1,983

Telecommunication Services – 3.4%
American Tower Corp.
3.400%, 2–15–19	1,400	1,430
T-Mobile USA, Inc.
6.000%, 3–1–23	2,977	3,145
Verizon Communications, Inc.
2.625%, 2–21–20	697	703

		5,278

Total United States – 12.9%		$20,347

TOTAL CORPORATE DEBT SECURITIES – 65.6%		$103,188
(Cost: $109,393)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.1%
Province of Buenos Aires
9.950%, 6–9–21	1,596	1,800

Brazil – 0.7%
Federative Republic of Brazil
4.875%, 1–22–21	1,000	1,030

Russia – 0.8%
Russian Federation
3.500%, 1–16–19 (A)	1,200	1,220

Saudi Arabia – 0.3%
Saudi Arabia Government Bond
2.375%, 10–26-21 (A)	500	485

Supranational – 0.5%
Central American Bank for Economic Integration 3.875%, 2-9–17 (A)	800	801

TOTAL OTHER GOVERNMENT SECURITIES – 3.4%		$5,336
(Cost: $5,052)

LOANS (D)
United States
Energy – 0.0%
Empresas ICA S.A. 9.300%, 6–20–17 (B)	942	85

Industrials – 1.7%
TransDigm, Inc.:
3.770%, 2–28–20	479	482
3.998%, 2–28–20	2,128	2,142

		2,624

Information Technology – 0.5%
Magic Newco LLC
5.000%, 12–12–18	737	742

Materials – 0.5%
BakerCorp International, Inc.
4.250%, 2–7–20	880	833

Total United States – 2.7%		$4,284
		4,284

TOTAL LOANS – 2.7%		$4,284
(Cost: $5,150)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 2–15–24 (F)	68	2
4.000%, 4–15–24 (F)	125	11
5.500%, 1–15–38 (A)(F)	306	67
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3–1–22	39	41

		121

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$121
(Cost: $1,155)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 19.4%
U.S. Treasury Bonds
2.250%, 11–15–25	3,550	3,499
U.S. Treasury Notes:
0.875%, 2–28–17	6,500	6,504
3.500%, 5–15–20	1,980	2,103
2.625%, 11–15–20	4,500	4,648
2.125%, 8–15–21	3,500	3,530
1.250%, 10–31–21	1,700	1,647
1.750%, 11–30–21	1,600	1,587
1.750%, 5–15–22	5,475	5,389
1.500%, 8–15–26	1,700	1,561

		30,468

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.4%		$30,468
(Cost: $30,435)

SHORT-TERM SECURITIES
Commercial Paper (G) – 1.2%
Wisconsin Electric Power Co.
0.770%, 1–3–17	1,957	1,957

TOTAL SHORT-TERM SECURITIES – 1.2%		$1,957
(Cost: $1,957)

TOTAL INVESTMENT SECURITIES – 98.5%		$154,884
(Cost: $164,517)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		2,344

NET ASSETS – 100.0%		$157,228

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $68,524 or 43.4% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP – Columbian Peso and RUB – Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at December 31, 2016.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,500	U.S. Dollar	1,862	1-25-17	Barclays Capital, Inc.	$12	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$9,530	$—	$—
Corporate Debt Securities	—	103,188	—
Other Government Securities	—	5,336	—
Loans	—	4,199	85
United States Government Agency Obligations	—	121	—
United States Government Obligations	—	30,468	—
Short-Term Securities	—	1,957	—
Total	$9,530	$145,269	$85
Forward Foreign Currency Contracts	$—	$12	$—

During the period ended December 31, 2016, securities totaling $793 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$164,517

Gross unrealized appreciation	3,972
Gross unrealized depreciation	(13,605)

Net unrealized depreciation	$(9,633)

SCHEDULE OF INVESTMENTS Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 1.5%
Inter Pipeline Ltd.	239	$5,281

Financials – 3.1%
Bank of Montreal	81	5,850
Royal Bank of Canada	71	4,819

		10,669

Total Canada – 4.6%		$15,950

China
Consumer Discretionary – 1.7%
ANTA Sports Products Ltd.	1,921	5,733

Total China – 1.7%		$5,733

France
Consumer Staples – 1.2%
Casino, Guichard-Perrachon	87	4,165

Energy – 3.2%
Total S.A.	213	10,928

Financials – 0.6%
Societe Generale S.A.	45	2,195

Industrials – 3.5%
Safran	49	3,504
Schneider Electric S.A.	46	3,172
Vinci	78	5,283

		11,959

Telecommunication Services – 2.6%
Orange S.A.	589	8,950

Utilities – 0.9%
ENGIE	251	3,201

Total France – 12.0%		$41,398

Germany
Industrials – 1.6%
Siemens AG	45	5,496

Total Germany – 1.6%		$5,496

India
Financials – 0.5%
Indiabulls Housing Finance Ltd.	170	1,626

Total India – 0.5%		$1,626

Ireland
Materials – 1.1%
CRH plc	105	3,638

Total Ireland – 1.1%		$3,638

Italy
Energy – 0.6%
Eni S.p.A.	126	2,056

Total Italy – 0.6%		$2,056

Japan
Consumer Discretionary – 2.8%
Bridgestone Corp.	121	4,361
Sekisui House Ltd.	308	5,120

		9,481

Telecommunication Services – 1.1%
Nippon Telegraph and Telephone Corp.	91	3,825

Total Japan – 3.9%		$13,306

Netherlands
Consumer Discretionary – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	119	3,622

Consumer Staples – 1.0%
Unilever N.V., Certicaaten Van Aandelen	81	3,318

Financials – 1.9%
ING Groep N.V., Certicaaten Van Aandelen	474	6,670

Total Netherlands – 4.0%		$13,610

Norway
Consumer Staples – 3.3%
Marine Harvest ASA	631	11,371

Total Norway – 3.3%		$11,371

Russia
Energy – 2.4%
PJSC LUKOIL ADR	148	8,287

Total Russia – 2.4%		$8,287

Spain
Utilities – 3.2%
Enagas S.A.	166	4,222
Iberdrola S.A.	1,037	6,808

		11,030

Total Spain – 3.2%		$11,030

Sweden
Telecommunication Services – 1.0%
TeliaSonera AB	901	3,629

Total Sweden – 1.0%		$3,629

Switzerland
Health Care – 1.2%
Roche Holdings AG, Genusscheine	18	4,205

Total Switzerland – 1.2%		$4,205

United Kingdom
Consumer Discretionary – 3.3%
Bellway plc	112	3,409
UBM plc	396	3,572
WPP Group plc	188	4,214

		11,195

Consumer Staples – 2.3%
Diageo plc	168	4,363
Imperial Tobacco Group plc	79	3,455

		7,818

Energy – 3.4%
Royal Dutch Shell plc, Class A	423	11,702

Financials – 2.7%
HSBC Holdings plc	684	5,537
Prudential plc	196	3,928

		9,465

Health Care – 1.2%
AstraZeneca plc	78	4,260

Industrials – 2.2%
BAE Systems plc	1,024	7,461

Materials – 1.6%
Mondi plc	265	5,443

Utilities – 1.0%
National Grid plc	295	3,456

Total United Kingdom – 17.7%		$60,800

United States
Consumer Discretionary – 2.8%
Kohl’s Corp.	123	6,054
Omnicom Group, Inc.	42	3,540

		9,594

Consumer Staples – 3.0%
Altria Group, Inc.	103	6,986
PepsiCo, Inc.	33	3,421

		10,407

Energy – 3.0%
Chevron Corp.	88	10,370

Financials – 6.1%
MetLife, Inc.	153	8,218
T. Rowe Price Group, Inc.	56	4,192
Wells Fargo & Co.	153	8,426

		20,836

Health Care – 8.8%
Eli Lilly and Co.	42	3,098
Johnson & Johnson	73	8,436
Merck & Co., Inc.	171	10,090
Pfizer, Inc.	269	8,740

		30,364

Industrials – 2.8%
Eaton Corp.	67	4,488
Lockheed Martin Corp.	20	5,077

		9,565

Information Technology – 9.6%
Cisco Systems, Inc.	288	8,707
Cypress Semiconductor Corp.	463	5,301
Microsoft Corp.	204	12,666
QUALCOMM, Inc.	100	6,507

		33,181

Materials – 1.8%
International Paper Co.	117	6,211

Telecommunication Services – 2.3%
AT&T, Inc.	185	7,884

Total United States – 40.2%		$138,412

TOTAL COMMON STOCKS – 99.0%		$340,547
(Cost: $320,618)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 0.6%
Clorox Co. (The)
0.530%, 1–3–17	$2,157	2,157

Master Note – 0.0%
Toyota Motor Credit Corp. 0.860%, 1–4–17 (B)	129	129

TOTAL SHORT-TERM SECURITIES – 0.6%		$2,286
(Cost: $2,286)

TOTAL INVESTMENT SECURITIES – 99.6%		$342,833
(Cost: $322,904)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,222

NET ASSETS – 100.0%		$344,055

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	14,030	U.S. Dollar	17,412	1-25-17	Citibank N.A.	$111	$—
Japanese Yen	747,661	U.S. Dollar	6,649	1-25-17	Citibank N.A.	244	—
Euro	32,813	U.S. Dollar	34,813	1-25-17	State Street Global Markets	232	—
						$587	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$340,547	$—	$—
Short-Term Securities	—	2,286	—
Total	$340,547	$2,286	$—
Forward Foreign Currency Contracts	$—	$587	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$322,904

Gross unrealized appreciation	25,939
Gross unrealized depreciation	(6,010)

Net unrealized appreciation	$19,929

SCHEDULE OF INVESTMENTS Ivy Global Growth Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Information Technology – 1.8%
MercadoLibre, Inc.	48	$7,549

Total Brazil – 1.8%		$7,549

Canada
Industrials – 0.4%
Canadian Pacific Railway Ltd.	13	1,799

Total Canada – 0.4%		$1,799

China
Information Technology – 5.6%
Alibaba Group Holding Ltd. ADR (A)	156	13,724
Tencent Holdings Ltd.	432	10,561

		24,285

Total China – 5.6%		$24,285

France
Consumer Staples – 1.2%
Pernod Ricard	49	5,309

Energy – 1.6%
Total S.A. ADR	131	6,659

Financials – 1.1%
Axa S.A.	184	4,651

Industrials – 3.6%
European Aeronautic Defence and Space Co.	151	9,962
Safran	76	5,498

		15,460

Total France – 7.5%		$32,079

Germany
Consumer Discretionary – 2.6%
Continental AG	20	3,885
ProSiebenSat. 1 Media SE	187	7,214

		11,099

Health Care – 1.8%
Fresenius SE & Co. KGaA	100	7,811

Industrials – 1.6%
Siemens AG	58	7,086

Total Germany – 6.0%		$25,996

Israel
Health Care – 1.9%
Teva Pharmaceutical Industries Ltd. ADR	220	7,973

Total Israel – 1.9%		$7,973

Japan
Consumer Discretionary – 1.7%
Isuzu Motors Ltd.	588	7,447

Financials – 1.4%
Dai-ichi Mutual Life Insurance Co. (The)	357	5,939

Industrials – 1.3%
Dakin Industries Ltd.	59	5,437

Information Technology – 1.1%
Yahoo Japan Corp.	1,215	4,668

Total Japan – 5.5%		$23,491

Mexico
Consumer Staples – 0.8%
Wal-Mart de Mexico S.A.B. de C.V.	1,871	3,348

Total Mexico – 0.8%		$3,348

Netherlands
Consumer Discretionary – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	161	4,921

Information Technology – 1.7%
ASML Holding N.V., NY Registry Shares	64	7,167

Total Netherlands – 2.8%		$12,088

South Korea
Information Technology – 1.9%
Samsung Electronics Co. Ltd.	6	8,295

Total South Korea – 1.9%		$8,295

Switzerland
Industrials – 1.6%
Adecco S.A.	106	6,946

Total Switzerland – 1.6%		$6,946

United Kingdom
Consumer Discretionary – 1.2%
Compass Group plc	274	5,059

Consumer Staples – 2.0%
British American Tobacco plc	81	4,641
Coca-Cola European Partners plc	131	4,115

		8,756

Financials – 2.7%
Prudential plc	575	11,536

Health Care – 1.7%
Smith & Nephew plc	484	7,289

Total United Kingdom – 7.6%		$32,640

United States
Consumer Discretionary – 13.0%
Amazon.com, Inc. (A)	15	11,233
Dollar General Corp.	129	9,552
Home Depot, Inc. (The)	67	9,036
Johnson Controls, Inc.	232	9,574
Marriott International, Inc., Class A	104	8,622
Newell Rubbermaid, Inc.	49	2,200
O’Reilly Automotive, Inc. (A)	21	5,749

		55,966

Consumer Staples – 4.4%
Coca-Cola Co. (The)	145	5,995
Kraft Foods Group, Inc.	83	7,204
Philip Morris International, Inc.	63	5,720

		18,919

Energy – 8.2%
EOG Resources, Inc.	92	9,322
Halliburton Co.	331	17,917
Schlumberger Ltd.	98	8,246

		35,485

Financials – 7.6%
CME Group, Inc.	38	4,397
Discover Financial Services	129	9,331
Goldman Sachs Group, Inc. (The)	20	4,669
MetLife, Inc.	121	6,498
Wells Fargo & Co.	141	7,757

		32,652

Health Care – 9.1%
Allergan plc (A)	36	7,548
Celgene Corp. (A)	66	7,608
Gilead Sciences, Inc.	47	3,363
HCA Holdings, Inc. (A)	124	9,141
Incyte Corp. (A)	43	4,318
Thermo Fisher Scientific, Inc.	51	7,212

		39,190

Industrials – 3.0%
J.B. Hunt Transport Services, Inc.	132	12,787

Information Technology – 11.2%
Alphabet, Inc., Class C (A)	12	9,473
Facebook, Inc., Class A (A)	112	12,930
MasterCard, Inc., Class A	145	14,987
Visa, Inc., Class A	139	10,824

		48,214

Total United States – 56.5%		$243,213

TOTAL COMMON STOCKS – 99.9%		$429,702
(Cost: $390,263)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. 0.860%, 1–4–17 (B)	$526	526

TOTAL SHORT-TERM SECURITIES – 0.1%		$526
(Cost: $526)

TOTAL INVESTMENT SECURITIES – 100.0%		$430,228
(Cost: $390,789)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		169

NET ASSETS – 100.0%		$430,397

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$429,702	$—	$—
Short-Term Securities	—	526	—
Total	$429,702	$526	$—

During the period ended December 31, 2016, there were no transfers between any levels.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$390,789

Gross unrealized appreciation	48,171
Gross unrealized depreciation	(8,732)

Net unrealized appreciation	$39,439

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Energy – 1.3%
Caltex Australia Ltd.	425	$9,342

Financials – 1.2%
National Australia Bank Ltd.	375	8,300

Materials – 1.2%
Orora Ltd.	4,000	8,631

Total Australia – 3.7%		$26,273

Belgium
Consumer Staples – 1.0%
Anheuser-Busch InBev S.A. ADR	68	7,170

Total Belgium – 1.0%		$7,170

Canada
Energy – 2.2%
Pembina Pipeline Corp.	252	7,877
Vermilion Energy, Inc.	189	7,953

		15,830

Total Canada – 2.2%		$15,830

Finland
Financials – 1.6%
Sampo plc, A Shares	260	11,656

Information Technology – 1.1%
Nokia Corp., Series A ADR	1,600	7,696

Total Finland – 2.7%		$19,352

France
Financials – 1.1%
Axa S.A.	318	8,031

Industrials – 1.1%
Compagnie de Saint-Gobain	163	7,580

Telecommunication Services – 0.8%
Orange S.A.	387	5,881

Total France – 3.0%		$21,492

Germany
Consumer Discretionary – 1.8%
ProSiebenSat. 1 Media SE	330	12,717

Industrials – 1.2%
Deutsche Post AG	250	8,220

Total Germany – 3.0%		$20,937

Ireland
Health Care – 1.0%
Medtronic plc	100	7,123

Total Ireland – 1.0%		$7,123

Israel
Health Care – 0.7%
Teva Pharmaceutical Industries Ltd. ADR	136	4,930

Total Israel – 0.7%		$4,930

Italy
Financials – 1.4%
Banca Intesa S.p.A.	3,000	7,661
Intesa Sanpaolo S.p.A.	889	2,091

		9,752

Total Italy – 1.4%		$9,752

Japan
Consumer Discretionary – 1.0%
Bridgestone Corp.	200	7,211

Total Japan – 1.0%		$7,211

New Zealand
Consumer Discretionary – 0.7%
SKYCITY Entertainment Group Ltd.	1,779	4,857

Total New Zealand – 0.7%		$4,857

Singapore
Consumer Discretionary – 0.3%
Asian Pay Television Trust	8,571	2,219

Total Singapore – 0.3%		$2,219

Spain
Industrials – 1.8%
Ferrovial S.A.	706	12,639

Utilities – 1.5%
Atlantica Yield plc	567	10,978

Total Spain – 3.3%		$23,617

Switzerland
Consumer Staples – 1.0%
Nestle S.A., Registered Shares	100	7,174

Industrials – 1.6%
Adecco S.A.	170	11,127

Total Switzerland – 2.6%		$18,301

United Kingdom
Consumer Discretionary – 1.1%
Taylor Wimpey plc	4,080	7,719

Consumer Staples – 1.3%
Imperial Tobacco Group plc	215	9,386

Financials – 2.4%
Legal & General Group plc	2,991	9,127
St. James’s Place plc	625	7,810

		16,937

Industrials – 1.1%
BAE Systems plc	1,100	8,019

Total United Kingdom – 5.9%		$42,061

United States
Consumer Discretionary – 2.9%
Limited Brands, Inc.	150	9,876
McDonalds Corp.	90	10,955

		20,831

Consumer Staples – 2.6%
Kraft Foods Group, Inc.	120	10,478
Philip Morris International, Inc.	88	8,030

		18,508

Energy – 1.3%
Helmerich & Payne, Inc.	120	9,288

Financials – 5.0%
American Capital Agency Corp.	400	7,252
Arthur J. Gallagher & Co.	190	9,872
Blackstone Mortgage Trust, Inc., Class A	310	9,314
Fortress Transportation and Infrastructure Investors LLC	698	9,289

		35,727

Industrials – 1.4%
Lockheed Martin Corp.	40	9,998

Information Technology – 4.9%
Cisco Systems, Inc.	250	7,555
Paychex, Inc.	174	10,611
QUALCOMM, Inc.	120	7,824
Texas Instruments, Inc.	120	8,756

		34,746

Real Estate – 1.5%
Communications Sales & Leasing, Inc.	400	10,164

Total United States – 19.6%		$139,262

TOTAL COMMON STOCKS – 52.1%		$370,387
(Cost: $377,553)

INVESTMENT FUNDS
United States – 2.0%
Ares Capital Corp.	861	14,193

TOTAL INVESTMENT FUNDS – 2.0%		$14,193
(Cost: $14,861)

PREFERRED STOCKS
Israel
Health Care – 0.4%
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	5	3,225

Total Israel – 0.4%		$3,225

United States
Health Care – 1.0%
Allergan plc, Convertible Series A, 5.500%	9	6,862

Telecommunication Services – 1.0%
Frontier Communications Corp., Convertible Series A, 11.125%	104	7,365

Total United States – 2.0%		$14,227

TOTAL PREFERRED STOCKS – 2.4%		$17,452
(Cost: $22,839)

CORPORATE DEBT SECURITIES	Principal
Argentina
Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:

10.750%, 12–1–20	$3,640	3,919
10.750%, 12–1–20 (A)	560	603

		4,522

Total Argentina – 0.6%		$4,522

Barbados
Consumer Discretionary – 0.1%
Columbus International, Inc.
7.375%, 3–30–21 (A)	1,000	1,064

Total Barbados – 0.1%		$1,064

Brazil
Consumer Staples – 0.3%
AmBev International Finance Co. Ltd.
9.500%, 7–24–17 (B)(E)	BRL7,500	2,319

Materials – 0.7%
Vale Overseas Ltd.
6.250%, 8–10–26	$4,375	4,550

Total Brazil – 1.0%		$6,869

Canada
Information Technology – 0.9%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (A)	6,250	6,234

Total Canada – 0.9%		$6,234

Columbia
Utilities – 0.2%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (B)	COP3,888,000	1,266

Total Columbia – 0.2%		$1,266

France
Financials – 1.3%
BNP Paribas S.A.
6.750%, 12–29–49 (A)	$1,000	986
Societe Generale Group
7.375%, 12–29–49 (A)	1,000	998
Societe Generale S.A.
8.250%, 11–29–49	7,000	7,281

		9,265

Total France – 1.3%		$9,265

Ireland
Energy – 0.1%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(B)	RUB25,000	406

Industrials – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (B)	50,000	804

Total Ireland – 0.2%		$1,210

Italy
Financials – 0.7%
Intesa Sanpaolo S.p.A.
7.700%, 12–29–49 (A)	$5,000	4,694

Total Italy – 0.7%		$4,694

Luxembourg
Consumer Discretionary – 1.7%
Altice Financing S.A.
7.500%, 5–15–26 (A)	2,612	2,717
Altice S.A.
7.625%, 2–15–25 (A)	9,188	9,647

		12,364

Information Technology – 1.0%
BC Luxco 1 S.A.
7.375%, 1–29–20 (A)	7,000	7,035

Total Luxembourg – 2.7%		$19,399

Mexico
Energy – 0.7%
Petroleos Mexicanos
6.500%, 3–13–27 (A)	5,000	5,158

Financials – 0.3%
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)	2,150	2,099

Telecommunication Services – 0.3%
America Movil S.A.B. de C.V.
6.450%, 12–5–22 (B)	MXN47,000	2,055

Total Mexico – 1.3%		$9,312

Netherlands
Energy – 1.7%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.750%, 5–23–26	$11,000	11,866

Materials – 0.6%
Constellium N.V.
8.000%, 1–15–23 (A)	4,253	4,423

Telecommunication Services – 0.1%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(B)	RUB50,000	807

Total Netherlands – 2.4%		$17,096

Norway
Energy – 0.4%
Det norske oljeselskap ASA
10.250%, 5–27–22 (A)	$2,600	2,879

Total Norway – 0.4%		$2,879

Singapore
Consumer Staples – 0.0%
Olam International Ltd.
6.000%, 8–10–18 (B)	SGD250	177

Total Singapore – 0.0%		$177

Spain
Financials – 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	$8,800	9,161

Industrials – 0.7%
ACI Airport Sudamerica S.A.
6.875%, 11–29–32 (A)	5,000	4,769

Total Spain – 2.0%		$13,930

Sweden
Financials – 0.3%
Nordea Bank AB
6.125%, 12–29–49 (A)	2,000	1,935

Total Sweden – 0.3%		$1,935

United Kingdom
Financials – 4.1%
Barclays plc
8.250%, 12–29–49	11,085	11,532
Royal Bank of Scotland Group plc (The):
7.640%, 3–29–49	11,000	10,202
7.500%, 12–29–49	8,000	7,580

		29,314

Total United Kingdom – 4.1%		$29,314

United States
Consumer Discretionary – 0.7%
L Brands, Inc.
6.750%, 7–1–36	5,000	5,063

Energy – 1.5%
Energy Transfer Partners L.P.
7.500%, 7–1–38	5,000	5,789
PBF Holding Co. LLC and PBF Finance Corp.
7.000%, 11–15–23 (A)	1,750	1,741
Whiting Petroleum Corp.
6.500%, 10–1–18	3,000	2,985

		10,515

Financials – 6.3%
Bank of America Corp.:
8.000%, 7–29–49	6,000	6,165
6.250%, 9–29–49	3,000	3,000
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
6.020%, 6–15–26 (A)	1,500	1,623
8.350%, 7–15–46 (A)	3,000	3,688
JPMorgan Chase & Co.:
7.900%, 4–29–49	3,000	3,106
6.125%, 12–29–49	3,000	3,015
New Cotai LLC and New Cotai Capital Corp.
10.625%, 5–1–19 (A)(C)	14,636	10,977
UBS AG, Stamford Branch
7.625%, 8–17–22	2,000	2,268
Wells Fargo & Co.
7.980%, 3–29–49	10,534	11,008

		44,850

Health Care – 2.2%
Chiron Merger Sub, Inc.
12.500%, 11–1–21 (A)	225	236
Kinetic Concepts, Inc. and KCI USA, Inc.
9.625%, 10–1–21 (A)	5,000	5,287
Tenet Healthcare Corp.
8.000%, 8–1–20	10,000	9,850

		15,373

Industrials – 0.9%
Prime Security Services Borrower LLC
9.250%, 5–15–23 (A)	6,111	6,653
TRAC Intermodal LLC and TRAC Intermodal Corp.
11.000%, 8–15–19	76	81

		6,734

Information Technology – 0.2%
Alliance Data Systems Corp.
5.875%, 11–1–21 (A)	1,500	1,522

Materials – 0.7%
BakerCorp International, Inc.
8.250%, 6–1–19	6,000	5,070

Telecommunication Services – 1.5%
Frontier Communications Corp.
11.000%, 9–15–25	5,000	5,163
Sprint Capital Corp. and Sprint Corp.
8.750%, 3–15–32	5,000	5,500

		10,663

Total United States – 14.0%		$99,790

TOTAL CORPORATE DEBT SECURITIES – 32.2%		$228,956
(Cost: $228,928)

OTHER GOVERNMENT SECURITIES (D)
Argentina – 0.7%
Province of Mendoza
8.375%, 5–19–24 (A)	5,000	5,150

Australia – 0.2%
New South Wales Treasury Corp.
5.500%, 3–1–17 (B)	AUD2,000	1,452

Canada – 0.7%
City of Toronto
3.500%, 12–6–21 (B)	CAD2,000	1,597
Province of Ontario
4.400%, 6–2–19 (B)	2,000	1,604
Regional Municipality of York
4.000%, 6–30–21 (B)	2,000	1,653

		4,854

Malaysia – 0.1%
Malaysia Government Bond
3.314%, 10–31–17 (B)	MYR3,000	670

TOTAL OTHER GOVERNMENT SECURITIES – 1.7%		$12,126
(Cost: $14,273)

LOANS (E)
United States
Consumer Discretionary – 0.3%
Serta Simmons Bedding LLC
9.000%, 11–8–24	$1,924	1,931

Consumer Staples – 0.4%
GOBP Holdings, Inc.
9.250%, 10–21–22	2,906	2,903

Energy – 0.0%
Empresas ICA S.A.
9.300%, 6–20–17 (F)	2,825	254

Industrials – 0.4%
Hampton Rubber Co. & SEI Holding Corp.
9.000%, 3–27–22	3,333	2,666

Information Technology – 1.1%
Misys plc and Magic Newco LLC
12.000%, 6–12–19	7,500	7,953

Materials – 0.1%
EP Minerals LLC
8.500%, 8–20–21	781	755

Total United States – 2.3%		$16,462

TOTAL LOANS – 2.3%		$16,462
(Cost: $19,597)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 2.5%
U.S. Treasury Bonds:
8.000%, 11–15–21	6,000	7,678
7.250%, 8–15–22	3,000	3,823
7.125%, 2–15–23	5,000	6,432

		17,933

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.5%		$17,933
(Cost: $18,065)

SHORT-TERM SECURITIES
Commercial Paper (G) – 3.4%
BMW U.S. Capital LLC (GTD by BMW AG)
0.650%, 1–6–17	4,000	3,999
Clorox Co. (The)
0.530%, 1–3–17	2,682	2,682
J.M. Smucker Co. (The)
0.850%, 1–3–17	2,500	2,500
Northern Illinois Gas Co.
0.900%, 1–18–17	5,000	4,998
Rockwell Automation, Inc.
0.690%, 1–10–17	4,000	3,999
Sysco Corp.:
0.950%, 1–3–17	2,000	2,000
1.100%, 1–4–17	4,000	3,999

		24,177

Master Note – 0.5%
Toyota Motor Credit Corp.
0.860%, 1–4–17 (H)	3,511	3,511

TOTAL SHORT-TERM SECURITIES – 3.9%		$27,688
(Cost: $27,689)

TOTAL INVESTMENT SECURITIES – 99.1%		$705,197
(Cost: $723,805)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		6,076

NET ASSETS – 100.0%		$711,273

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $93,331 or 13.1% of net assets.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, COP – Columbian Peso, MXN – Mexican Peso, MYR – Malaysian Ringgit, RUB – Russian Ruble and SGD – Singapore Dollar).

(C)	Payment-in-kind bonds.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)	Rate shown is the yield to maturity at December 31, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	14,900	U.S. Dollar	18,500	1-25-17	UBS AG	$126	$—
Euro	40,700	U.S. Dollar	42,982	1-25-17	UBS AG	90	—
						$216	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$370,387	$—	$—
Investment Funds	14,193	—	—
Preferred Stocks	17,452	—	—
Corporate Debt Securities	—	228,956	—
Other Government Securities	—	12,126	—
Loans	—	16,208	254
United States Government Obligations	—	17,933	—
Short-Term Securities	—	27,688	—
Total	$402,032	$302,911	$254
Forward Foreign Currency Contracts	$—	$216	$—

During the period ended December 31, 2016, securities totaling $703 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$723,805

Gross unrealized appreciation	26,232
Gross unrealized depreciation	(44,840)

Net unrealized depreciation	$(18,608)

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 2.3%
Suncor Energy, Inc.	529	$17,290

Materials – 3.9%
Potash Corp. of Saskatchewan, Inc.	1,175	21,253
West Fraser Timber Co. Ltd.	222	7,931

		29,184

Total Canada – 6.2%		$46,474

China
Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	30,000	—

Total China – 0.0%		$—

Netherlands
Energy – 1.5%
Core Laboratories N.V.	96	11,476

Total Netherlands – 1.5%		$11,476

United Kingdom
Materials – 8.9%
BHP Billiton plc	1,659	26,715
Randgold Resources Ltd. ADR	215	16,433
Rio Tinto plc	596	23,217

		66,365

Total United Kingdom – 8.9%		$66,365

United States
Energy – 67.8%
Cabot Oil & Gas Corp.	825	19,265
Chevron Corp.	268	31,514
Cimarex Energy Co.	163	22,213
Concho Resources, Inc. (A)	190	25,148
Continental Resources, Inc. (A)	284	14,640
Diamondback Energy, Inc. (A)	146	14,760
Enterprise Products Partners L.P.	753	20,353
EOG Resources, Inc.	349	35,289
EQT Midstream Partners L.P.	108	8,297
Exxon Mobil Corp.	214	19,356
Halliburton Co.	996	53,895
Helmerich & Payne, Inc.	190	14,733
Magellan Midstream Partners L.P.	303	22,901
Marathon Petroleum Corp.	348	17,499
MPLX L.P.	241	8,343
Noble Energy, Inc.	459	17,458
Patterson-UTI Energy, Inc.	703	18,923
Phillips 66	266	22,942
Pioneer Natural Resources Co.	134	24,147
Plains All American Pipeline L.P.	404	13,032
Rice Energy, Inc. (A)	362	7,721
RPC, Inc.	1,019	20,184
RSP Permian, Inc. (A)	86	3,833
Schlumberger Ltd.	549	46,111
U.S. Silica Holdings, Inc.	109	6,187

		508,744

Industrials – 4.9%
Flowserve Corp.	421	20,207
Union Pacific Corp.	158	16,340

		36,547

Materials – 5.9%
Air Products and Chemicals, Inc.	110	15,770
Dow Chemical Co. (The)	347	19,835
Southern Copper Corp.	282	8,999

		44,604

Total United States – 78.6%		$589,895

TOTAL COMMON STOCKS – 95.2%		$714,210
(Cost: $625,389)

INVESTMENT FUNDS
United States – 2.1%
SPDR Gold Trust (A)	143	15,707

TOTAL INVESTMENT FUNDS – 2.1%		$15,707
(Cost: $16,971)

PREFERRED STOCKS
United States
Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)	3,500	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.8%
Federal Home Loan Bank 0.300%, 1–3–17	$3,025	3,025
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.) 0.940%, 1–24–17	5,000	4,997
McDonalds Corp. 0.900%, 1–10–17	5,000	4,999
Pricoa Short Term Funding LLC 0.590%, 1–17–17	5,000	4,998
Wisconsin Electric Power Co. 0.870%, 1–5–17	2,500	2,500

		20,519

Master Note – 0.1%
Toyota Motor Credit Corp. 0.860%, 1–4–17 (D)	810	810

TOTAL SHORT-TERM SECURITIES – 2.9%		$21,329
(Cost: $21,329)

TOTAL INVESTMENT SECURITIES – 100.2%		$751,246
(Cost: $674,539)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,155)

NET ASSETS – 100.0%		$750,091

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At December 31, 2016, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	3,500	$10,850	$—

The total value of this security represented 0.0% of net assets at December 31, 2016.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	41,066	U.S. Dollar	50,998	1-25-17	UBS AG	$356	$—
Canadian Dollar	32,997	U.S. Dollar	24,498	1-25-17	UBS AG	—	84
						$356	$84

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$714,210	$—	$—
Investment Funds	15,707	—	—
Preferred Stocks	—	—	—
Short-Term Securities	—	21,329	—
Total	$729,917	$21,329	$—
Forward Foreign Currency Contracts	$—	$356	$—
Liabilities
Forward Foreign Currency Contracts	$—	$84	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$674,539

Gross unrealized appreciation	144,633
Gross unrealized depreciation	(67,926)

Net unrealized appreciation	$76,707

SCHEDULE OF INVESTMENTS Ivy LaSalle Global Real Estate Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Real Estate – 5.3%
GPT Group	59		$213
Mirvac Group	202		311
Scentre Group	183		614
Westfield Corp.	98		665

			1,803

Total Australia – 5.3%			$1,803

Austria
Real Estate – 0.5%
Buwog AG	7		168

Total Austria – 0.5%			$168

Belgium
Real Estate – 0.3%
Warehouses De Pauw Comm. VA/SCA	1		91

Total Belgium – 0.3%			$91

Canada
Real Estate – 1.5%
Canadian Apartment Properties REIT	2		55
Canadian REIT	3		91
First Capital Realty, Inc.	4		60
H&R Real Estate Investment Trust	12		193
RioCan	6		121

			520

Total Canada – 1.5%			$520

France
Real Estate – 3.6%
Gecina	2		239
Unibail-Rodamco	4		995

			1,234

Total France – 3.6%			$1,234

Germany
Real Estate – 3.0%
Ado Properties S.A.	5		184
alstria office AG	18		223
Deutsche EuroShop AG	3		119
Deutsche Wohnen AG	15		485

			1,011

Total Germany – 3.0%			$1,011

Hong Kong
Real Estate – 8.0%
Hongkong Land Holdings Ltd.	75		475
Link (The)	57		367
Sun Hung Kai Properties Ltd.	108		1,365
Swire Properties Ltd.	197		543

			2,750

Total Hong Kong – 8.0%			$2,750

Japan
Real Estate – 12.5%
AEON Mall Co. Ltd.	20		278
Daiwa Office Investment Corp.	—	*	192
Global One Corp.	—	*	86
Ichigo Hotel Investment Corp.	—	*	99
Kenedix Office Investment Corp.	—	*	213
Mitsubishi Estate Co. Ltd.	75		1,494
Mitsui Fudosan Co. Ltd.	67		1,551
ORIX JREIT, Inc.	—	*	152
Tokyu, Inc.	—	*	229

			4,294

Total Japan – 12.5%			$4,294

Netherlands
Real Estate – 0.2%
Vastned Retail N.V.	2		65

Total Netherlands – 0.2%			$65

Norway
Real Estate – 0.5%
Entra ASA	17		169

Total Norway – 0.5%			$169

Singapore
Real Estate – 0.8%
CapitaCommercial Trust	37		38
CapitaLand Ltd.	71		148
Global Logistic Properties Ltd.	36		54
Mapletree Commercial Trust	49		48

			288

Total Singapore – 0.8%			$288

Spain
Real Estate – 0.9%
Axiare Patrimonio SOCIMI S.A.	4	54
Merlin Properties Socimi S.A.	25	268

		322

Total Spain – 0.9%		$322

Sweden
Real Estate – 1.1%
Fabege AB	18	294
Hufvudstaden AB	5	74

		368

Total Sweden – 1.1%		$368

Switzerland
Real Estate – 0.6%
PSP Swiss Property Ltd., Registered Shares	2	196

Total Switzerland – 0.6%		$196

United Kingdom
Real Estate – 5.2%
Big Yellow Group plc	16	133
Derwent London plc	11	383
Great Portland Estates plc	20	169
Hammerson plc	28	195
Land Securities Group plc	52	680
LondonMetric Property plc	73	140
Shaftesbury plc	7	79

		1,779

Total United Kingdom – 5.2%		$1,779

United States
Real Estate – 54.9%
Acadia Realty Trust	2	67
American Campus Communities, Inc.	9	449
American Tower Corp., Class A	7	711
AvalonBay Communities, Inc.	6	1,111
Boston Properties, Inc.	8	1,065
Brixmor Property Group, Inc.	18	429
Camden Property Trust	9	798
Corporate Office Properties Trust	9	291
Crown Castle International Corp.	2	184
CubeSmart	22	596
DuPont Fabros Technology, Inc.	6	264
Equinix, Inc.	1	243
Equity Residential	25	1,604
Federal Realty Investment Trust	3	403
General Growth Properties, Inc.	23	562
HCP, Inc.	12	360
LaSalle Hotel Properties	15	446
Life Storage, Inc.	4	366
Paramount Group, Inc.	17	277
ProLogis	16	851
Public Storage, Inc.	3	767
Regency Centers Corp.	3	190
RLJ Lodging Trust	15	363
Simon Property Group, Inc.	13	2,330
SL Green Realty Corp.	5	509
Spirit Realty Capital, Inc.	31	341
Sunstone Hotel Investors, Inc.	16	238
Taubman Centers, Inc.	5	374
VEREIT, Inc.	20	167
Vornado Realty Trust	10	1,036
Welltower, Inc.	21	1,399

		18,791

Total United States – 54.9%		$18,791

TOTAL COMMON STOCKS – 98.9%		$33,849
(Cost: $32,365)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp.
0.860%, 1–4–17 (A)	$177	177

TOTAL SHORT-TERM SECURITIES – 0.5%		$177
(Cost: $177)

TOTAL INVESTMENT SECURITIES – 99.4%		$34,026
(Cost: $32,542)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		192

NET ASSETS – 100.0%		$34,218

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$33,849	$—	$—
Short-Term Securities	—	177	—
Total	$33,849	$177	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$32,542

Gross unrealized appreciation	2,383
Gross unrealized depreciation	(899)

Net unrealized appreciation	$1,484

SCHEDULE OF INVESTMENTS Ivy LaSalle Global Risk-Managed Real Estate Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Real Estate – 7.1%
GPT Group	581		$2,110
Scentre Group	1,006		3,370
Westfield Corp.	418		2,831

			8,311

Total Australia – 7.1%			$8,311

Canada
Real Estate – 1.5%
Allied Properties	4		101
Boardwalk	2		84
Canadian REIT	17		580
RioCan	32		630
SmartREIT	16		396

			1,791

Total Canada – 1.5%			$1,791

France
Real Estate – 4.0%
Gecina	6		809
Mercialys S.A.	16		319
Unibail-Rodamco	15		3,529

			4,657

Total France – 4.0%			$4,657

Germany
Real Estate – 3.5%
Ado Properties S.A.	20		688
alstria office AG	90		1,127
Deutsche EuroShop AG	16		647
Deutsche Wohnen AG	45		1,401
LEG Immobilien AG	3		205

			4,068

Total Germany – 3.5%			$4,068

Hong Kong
Real Estate – 8.2%
Hongkong Land Holdings Ltd.	627		3,966
Link (The)	247		1,605
Swire Properties Ltd.	1,433		3,954

			9,525

Total Hong Kong – 8.2%			$9,525

Japan
Consumer Discretionary – 0.3%
Sekisui House Ltd.	—	*	299

Real Estate – 9.5%
Activia Properties, Inc.	—	*	514
Comforia Residential, Inc.	—	*	283
Daiwa Office Investment Corp.	—	*	1,585
Hulic, Inc.	1		1,205
Kenedix Office Investment Corp.	—	*	2,478
Nippon Building Fund, Inc.	—	*	1,472
ORIX JREIT, Inc.	2		2,633
Tokyu, Inc.	1		877

			11,047

Total Japan – 9.8%			$11,346

Netherlands
Real Estate – 0.6%
Vastned Retail N.V.	18		699

Total Netherlands – 0.6%			$699

Singapore
Real Estate – 1.0%
CapitaCommercial Trust	357	364
CapitaMall Trust	248	322
Mapletree Commercial Trust	444	428

		1,114

Total Singapore – 1.0%		$1,114

Spain
Real Estate – 0.7%
Axiare Patrimonio SOCIMI S.A.	54	787

Total Spain – 0.7%		$787

Sweden
Real Estate – 1.0%
Hufvudstaden AB	78	1,229

Total Sweden – 1.0%		$1,229

Switzerland
Real Estate – 0.7%
PSP Swiss Property Ltd., Registered Shares	9	786

Total Switzerland – 0.7%		$786

United Kingdom
Real Estate – 5.2%
Big Yellow Group plc	55	466
Derwent London plc	40	1,365
Hammerson plc	101	711
Land Securities Group plc	176	2,311
LondonMetric Property plc	328	629
Shaftesbury plc	48	540

		6,022

Total United Kingdom – 5.2%		$6,022

United States
Real Estate – 56.3%
Acadia Realty Trust	4	131
American Campus Communities, Inc.	39	1,956
AvalonBay Communities, Inc.	22	3,836
Boston Properties, Inc.	37	4,664
Brixmor Property Group, Inc.	67	1,640
Camden Property Trust	33	2,760
Corporate Office Properties Trust	35	1,087
Cousins Properties, Inc.	31	263
CubeSmart	74	1,979
Equity Residential	94	6,069
Federal Realty Investment Trust	18	2,498
General Growth Properties, Inc.	85	2,124
HCP, Inc.	39	1,156
Hudson Pacific Properties, Inc.	27	933
Life Storage, Inc.	15	1,299
National Retail Properties, Inc.	25	1,100
Paramount Group, Inc.	101	1,617
ProLogis	60	3,148
Public Storage, Inc.	19	4,265
Regency Centers Corp.	25	1,749
Simon Property Group, Inc.	49	8,750
Spirit Realty Capital, Inc.	96	1,048
Taubman Centers, Inc.	23	1,710
Ventas, Inc.	17	1,085
Vornado Realty Trust	34	3,533
Welltower, Inc.	74	4,925

		65,325

Total United States – 56.3%		$65,325

TOTAL COMMON STOCKS – 99.6%		$115,660
(Cost: $111,799)

TOTAL INVESTMENT SECURITIES – 99.6%		$115,660
(Cost: $111,799)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		426

NET ASSETS – 100.0%		$116,086

Notes to Schedule of Investments

*	Not shown due to rounding.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$115,660	$—	$—
Total	$115,660	$—	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$111,799

Gross unrealized appreciation	5,814
Gross unrealized depreciation	(1,953)

Net unrealized appreciation	$3,861

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Cable & Satellite – 0.2%
Altice N.V., Class A (A)(B)	454		$9,003

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	553

Total Consumer Discretionary – 0.2%			9,556

Energy
Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (A)(B)(C)(D)	15		4,978

Oil & Gas Exploration & Production – 0.3%
Midstates Petroleum Co., Inc. (A)	580		12,020
Sabine Oil & Gas Corp. (A)(C)	4		146

			12,166

Total Energy – 0.4%			17,144

Financials
Specialized Finance – 0.3%
Maritime Finance Co. Ltd. (A)(C)(D)	1,750		16,170

Total Financials – 0.3%			16,170

TOTAL COMMON STOCKS – 0.9%			$42,870
(Cost: $54,634)

PREFERRED STOCKS
Telecommunication Services
Integrated Telecommunication Services – 0.4%
Frontier Communications Corp., Convertible Series A, 11.125%	249		17,689

Total Telecommunication Services – 0.4%			17,689

TOTAL PREFERRED STOCKS – 0.4%			$17,689
(Cost: $24,887)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (E)	13		—	*

Apparel Retail – 0.0%
St. John Knits International, Inc., expires 12–31–29 (E)	48		149

Commodity Chemicals – 0.0%
Foresight Energy L.P., expires 10–3–27 (E)	36		—	*

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (C)(E)	2		14
Sabine Oil & Gas Corp., expires 12–29–29 (C)(E)	13		93

			107

TOTAL WARRANTS – 0.0%			$256
(Cost: $912)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.7%
Acosta, Inc., 7.750%, 10–1–22 (F)	$22,646		19,023
Lamar Media Corp., 5.375%, 1–15–24	6,757		6,993
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24	8,212		8,561

			34,577

Apparel Retail – 1.6%
Hot Topic, Inc., 9.250%, 6–15–21 (F)	42,321	44,543
HT Intermediate Holdings Corp., 12.000%, 5–15–19 (F)(G)	12,946	13,205
Neiman Marcus Group Ltd., Inc., 8.000%, 10–15–21 (F)	20,368	15,123

		72,871

Automotive Retail – 0.6%
Allison Transmission, Inc., 5.000%, 10–1–24 (F)	4,034	4,074
Group 1 Automotive, Inc., 5.000%, 6–1–22	3,436	3,393
Penske Automotive Group, Inc., 5.500%, 5–15–26	2,983	2,946
Sonic Automotive, Inc., 5.000%, 5–15–23	17,353	16,876

		27,289

Broadcasting – 1.7%
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	43,832	44,513
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20	1,380	1,325
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20	10,252	10,246
Cumulus Media, Inc., 7.750%, 5–1–19	33,969	13,906
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC), 10.625%, 3–15–23	9,924	7,493

		77,483

Cable & Satellite – 8.5%
Altice Financing S.A.:
6.625%, 2–15–23 (F)	12,126	12,459
7.500%, 5–15–26 (F)	18,738	19,488
Altice S.A.:
7.250%, 5–15–22 (F)(H)	EUR3,821	4,299
7.750%, 5–15–22 (F)	$68,474	73,096
6.250%, 2–15–25 (F)(H)	EUR3,496	3,844
7.625%, 2–15–25 (F)	$14,356	15,074
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (F)	11,626	11,859
Cablevision Systems Corp., 5.875%, 9–15–22	8,681	8,464
CCO Holdings LLC and CCO Holdings Capital Corp., 5.500%, 5–1–26 (F)	600	612
Columbus International, Inc., 7.375%, 3–30–21 (F)	5,116	5,444
DISH DBS Corp.:
6.750%, 6–1–21	12,085	13,112
5.875%, 7–15–22	10,630	11,188
5.000%, 3–15–23	5,265	5,239
5.875%, 11–15–24	3,054	3,143
7.750%, 7–1–26	8,887	10,020
Neptune Finco Corp.:
10.125%, 1–15–23 (F)	21,285	24,584
6.625%, 10–15–25 (F)	6,478	7,077
10.875%, 10–15–25 (F)	16,255	19,343
Numericable – SFR S.A., 7.375%, 5–1–26 (F)	51,178	52,266
Sirius XM Radio, Inc., 4.625%, 5–15–23 (F)	33,613	33,277
VTR Finance B.V., 6.875%, 1–15–24 (F)	47,584	49,130
Wave Holdco LLC and Wave Holdco Corp., 8.250%, 7–15–19 (F)(G)	5,639	5,723

		388,741

Casinos & Gaming – 1.5%
Gateway Casinos & Entertainment Ltd., 8.500%, 11–26–20 (F)(H)	CAD22,446	16,731
MCE Finance Ltd., 5.000%, 2–15–21 (F)	$6,299	6,259
Studio City Finance Ltd., 8.500%, 12–1–20 (F)	7,513	7,795
Wynn Macau Ltd., 5.250%, 10–15–21 (F)	39,272	39,566

		70,351

Department Stores – 0.4%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	37,571	18,034

Distributors – 0.7%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (F)	71,371	31,403

Education Services – 2.4%
Laureate Education, Inc.,
10.000%, 9–1–19 (F)(I)	110,289	112,632

Homefurnishing Retail – 0.7%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (F)(J)	21,390	18,249
0.000%, 7–15–20 (F)(J)	17,230	13,816

		32,065

Hotels, Resorts & Cruise Lines – 0.2%
Carlson Travel, Inc.,
6.750%, 12–15–23 (F)	10,875	11,310

Leisure Facilities – 0.1%
AMC Entertainment Holdings, Inc.,
5.875%, 11–15–26 (F)	2,848	2,912

Movies & Entertainment – 1.7%
AMC Entertainment, Inc.,
5.750%, 6–15–25	17,637	18,034
Cinemark USA, Inc.:
5.125%, 12–15–22	1,258	1,295
4.875%, 6–1–23	22,239	22,517
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (F)	7,135	7,706
WMG Acquisition Corp.,
6.750%, 4–15–22 (F)	25,538	26,879

		76,431

Publishing – 0.2%
MDC Partners, Inc.,
6.500%, 5–1–24 (F)	12,321	11,089

Specialized Consumer Services – 0.4%
Nielsen Co. Luxembourg S.a.r.l. (The),
5.500%, 10–1–21 (F)	3,151	3,277
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (F)	15,039	15,302

		18,579

Specialty Stores – 1.4%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (F)(G)	65,415	62,308

Total Consumer Discretionary – 22.8%		1,048,075

Consumer Staples
Food Distributors – 1.2%
Performance Food Group, Inc.,
5.500%, 6–1–24 (F)	11,774	11,862
Simmons Foods, Inc.,
7.875%, 10–1–21 (F)	34,974	36,023
U.S. Foods, Inc.,
5.875%, 6–15–24 (F)	7,769	8,022

		55,907

Packaged Foods & Meats – 1.5%
AdvancePierre Foods Holdings, Inc.,
5.500%, 12–15–24 (F)	1,697	1,713
Bumble Bee Foods LLC,
9.625%, 3–15–18 (F)(G)	11,758	11,435
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (F)	2,300	2,441
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (F)	28,772	29,707
5.750%, 6–15–25 (F)	13,407	13,574
Post Holdings, Inc.:
7.750%, 3–15–24 (F)	4,871	5,407
5.000%, 8–15–26 (F)	5,849	5,600

		69,877

Personal Products – 0.2%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	4,734	4,758
Revlon Escrow Corp.,
6.250%, 8–1–24	2,924	2,997

		7,755

Total Consumer Staples – 2.9%		133,539

Energy
Coal & Consumable Fuels – 0.7%
Foresight Energy LLC and Foresight Energy Finance Corp.,
10.000%, 8–15–21 (F)(G)(I)	23,299	22,717
Foresight Energy LLC and Foresight Energy Finance Corp., Convertible,
15.000%, 10–3–17 (G)(I)	8,370	8,307

		31,024

Oil & Gas Drilling – 1.3%
Globe Luxembourg SCA,
9.625%, 5–1–18 (F)(I)	13,624	13,454
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (F)	18,636	16,539
Noble Holding International Ltd.,
7.750%, 1–15–24	5,677	5,340
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (F)(I)	44,521	19,366
Offshore Group Investment Ltd.,
7.500%, 11–1–19	14,866	—	*
Rowan Cos., Inc. (GTD by Rowan plc),
7.375%, 6–15–25	3,398	3,466

		58,165

Oil & Gas Exploration & Production – 3.5%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (F)	20,556	20,196
California Resources Corp.,
8.000%, 12–15–22 (F)	7,271	6,471
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	33,746	33,915
Crownrock L.P.,
7.750%, 2–15–23 (F)	6,941	7,496
EnCana Corp.,
6.500%, 8–15–34	7,113	7,662
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (F)	24,868	25,863
8.125%, 9–15–23 (F)	6,146	6,561
Gulfport Energy Corp.,
6.625%, 5–1–23	2,064	2,157
Laredo Petroleum, Inc.,
7.375%, 5–1–22	17,510	18,145
Whiting Petroleum Corp.,
6.500%, 10–1–18	31,142	30,986

		159,452

Oil & Gas Refining & Marketing – 1.3%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24 (F)	2,881	2,967
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (F)	9,633	9,585
PDC Energy, Inc.,
6.125%, 9–15–24 (F)	2,310	2,362
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (F)	15,124	16,032
6.750%, 5–1–23 (F)	27,127	28,890

		59,836

Oil & Gas Storage & Transportation – 0.1%
Access Midstream Partners L.P.,
4.875%, 5–15–23	7,412	7,545

Total Energy – 6.9%		316,022

Financials
Consumer Finance – 1.6%
Creditcorp,
12.000%, 7–15–18 (F)	40,520	32,011
Quicken Loans, Inc.,
5.750%, 5–1–25 (F)	23,889	23,232
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (F)	8,232	7,882
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (F)	14,715	12,508

		75,633

Diversified Capital Markets – 1.3%
Patriot Merger Corp.,
9.000%, 7–15–21 (F)	54,363	57,353

Investment Banking & Brokerage – 0.2%
E*TRADE Financial Corp.,
5.875%, 12–29–49	4,068	4,035
GFI Group, Inc.,
8.375%, 7–19–18 (I)	2,939	3,159

		7,194

Other Diversified Financial Services – 2.6%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (F)(G)	10,051	10,378
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (F)	22,692	22,692

Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (F)	5,225	5,493
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (F)(G)	110,322	82,741

		121,304

Property & Casualty Insurance – 1.1%
Hub International Ltd.,
7.875%, 10–1–21 (F)	4,004	4,230
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (F)	47,524	48,474

		52,704

Specialized Finance – 2.1%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (F)	4,154	4,418
5.450%, 6–15–23 (F)	2,979	3,156
7.125%, 6–15–24 (F)	4,154	4,610
6.020%, 6–15–26 (F)	5,960	6,448
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (F)	16,791	15,280
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (F)	71,555	62,432

		96,344

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (F)	32,010	32,170

Total Financials – 9.6%		442,702

Health Care
Health Care Facilities – 1.5%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	1,697	1,693
Greatbatch Ltd.,
9.125%, 11–1–23 (F)	20,906	20,854
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26	2,404	2,485
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (F)	8,898	9,366
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (F)	30,120	32,078
Tenet Healthcare Corp.,
7.500%, 1–1–22 (F)	1,985	2,069

		68,545

Health Care Supplies – 1.6%
Chiron Merger Sub, Inc.,
12.500%, 11–1–21 (F)	2,794	2,927
Kinetic Concepts, Inc. and KCI USA, Inc.,
9.625%, 10–1–21 (F)	54,829	57,982
Universal Hospital Services, Inc.,
7.625%, 8–15–20	13,052	12,921

		73,830

Pharmaceuticals – 0.9%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (F)	59,541	21,137
7.000%, 4–15–23 (F)	7,125	2,244
IMS Health, Inc.,
5.000%, 10–15–26 (F)	6,780	6,797
VPII Escrow Corp.,
7.500%, 7–15–21 (F)	6,802	5,765
VRX Escrow Corp.,
5.375%, 3–15–20 (F)	8,875	7,499

		43,442

Total Health Care – 4.0%		185,817

Industrials
Aerospace & Defense – 1.6%
KLX, Inc.,
5.875%, 12–1–22 (F)	21,081	21,713
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (F)	25,749	21,436
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7–15–24	19,756	20,670
6.375%, 6–15–26 (F)	10,559	10,844

		74,663

Air Freight & Logistics – 0.3%
XPO Logistics, Inc.:
6.500%, 6–15–22 (F)	7,550	7,928
6.125%, 9–1–23 (F)	4,075	4,258

		12,186

Building Products – 1.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (F)	2,557	2,774
7.000%, 9–30–26 (F)	2,557	2,800
Ply Gem Industries, Inc.,
6.500%, 2–1–22	28,758	29,751

Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	2,416	2,670
6.125%, 7–15–23	5,046	5,178
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24 (F)	5,940	5,955

		49,128

Diversified Support Services – 0.2%
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (F)	5,675	5,789
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	1,490	1,533

		7,322

Environmental & Facilities Services – 0.7%
GFL Environmental, Inc.:
7.875%, 4–1–20 (F)	25,429	26,669
9.875%, 2–1–21 (F)	5,386	5,924

		32,593

Railroads – 1.0%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (F)	28,925	29,937
9.750%, 5–1–20 (F)	15,221	15,640

		45,577

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (F)	30,972	33,721

Trading Companies & Distributors – 0.2%
HD Supply, Inc.,
5.750%, 4–15–24 (F)	10,544	11,131

Total Industrials – 5.8%		266,321

Information Technology
Application Software – 1.4%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (F)	62,294	62,138

Communications Equipment – 0.7%
West Corp.,
5.375%, 7–15–22 (F)	30,869	29,827

Data Processing & Outsourced Services – 1.9%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (F)	7,708	7,824
5.375%, 8–1–22 (F)	29,711	28,671
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (F)	51,067	48,641

		85,136

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	14,981	14,962

IT Consulting & Other Services – 1.0%
NCR Escrow Corp.:
5.875%, 12–15–21	22,601	23,675
6.375%, 12–15–23	22,549	24,240

		47,915

Semiconductors – 0.9%
Micron Technology, Inc.:
5.875%, 2–15–22	26,575	27,705
7.500%, 9–15–23 (F)	12,294	13,616
5.500%, 2–1–25	1,943	1,933

		43,254

Technology Hardware, Storage & Peripherals – 0.7%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11–15–24 (F)	12,817	13,566
Western Digital Corp.:
7.375%, 4–1–23 (F)	3,009	3,310
10.500%, 4–1–24 (F)	13,052	15,434

		32,310

Total Information Technology – 6.9%		315,542

Materials
Aluminum – 2.0%
Constellium N.V.:
8.000%, 1–15–23 (F)	34,437	35,815
5.750%, 5–15–24 (F)	16,523	15,449
Kaiser Aluminum Corp.,
5.875%, 5–15–24	2,392	2,476
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (F)	8,724	9,247
5.875%, 9–30–26 (F)	5,784	5,842
Wise Metals Group LLC,
8.750%, 12–15–18 (F)	20,959	21,797

		90,626

Construction Materials – 0.6%
Eagle Materials, Inc.,
4.500%, 8–1–26	2,337	2,331
Hillman Group, Inc. (The),
6.375%, 7–15–22 (F)	28,106	26,420

		28,751

Diversified Chemicals – 0.4%
PSPC Escrow Corp.,
6.500%, 2–1–22 (F)	11,779	11,867
PSPC Escrow II Corp.,
10.375%, 5–1–21 (F)	5,919	6,555

		18,422

Diversified Metals & Mining – 0.9%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (F)(G)	49,386	1,482
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (F)	8,259	7,887
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (F)	28,227	29,286
Lundin Mining Corp.:
7.500%, 11–1–20 (F)	1,178	1,253
7.875%, 11–1–22 (F)	3,980	4,328

		44,236

Metal & Glass Containers – 1.7%
ARD Finance S.A.,
7.125%, 9–15–23 (F)	3,217	3,177
BakerCorp International, Inc.,
8.250%, 6–1–19	67,965	57,430
HudBay Minerals, Inc.:
7.250%, 1–15–23 (F)	2,262	2,341
7.625%, 1–15–25 (F)	3,395	3,529
Signode Industrial Group,
6.375%, 5–1–22 (F)	11,052	11,107

		77,584

Paper Packaging – 0.4%
Coveris Holdings S.A.,
7.875%, 11–1–19 (F)	8,310	8,248
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (F)	8,571	8,710

		16,958

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (F)	4,186	4,628

Total Materials – 6.1%		281,205

Real Estate
Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	2,928	2,869

Industrial REITs – 0.2%
Aircastle Ltd.:
5.500%, 2–15–22	4,223	4,477
5.000%, 4–1–23	6,553	6,684

		11,161

Real Estate Development – 0.4%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (F)(G)	17,764	17,720

Total Real Estate – 0.7%		31,750

Telecommunication Services
Alternative Carriers – 0.2%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	9,598	9,526

Integrated Telecommunication Services – 3.8%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (F)	5,694	5,580
Frontier Communications Corp.:
8.875%, 9–15–20	22,650	24,122
6.250%, 9–15–21	15,908	15,073
10.500%, 9–15–22	8,332	8,759
7.125%, 1–15–23	2,412	2,183
6.875%, 1–15–25	8,428	7,143
11.000%, 9–15–25	23,102	23,853
GCI, Inc.,
6.875%, 4–15–25	22,144	22,476
Sprint Corp.:
7.250%, 9–15–21	43,872	46,614
7.875%, 9–15–23	16,141	17,231

		173,034

Wireless Telecommunication Service – 1.5%
Sable International Finance Ltd.,
6.875%, 8–1–22 (F)	26,720	27,789
Sprint Nextel Corp.:
9.000%, 11–15–18 (F)	3,686	4,064

7.000%, 8–15–20	3,022	3,203
11.500%, 11–15–21	2,342	2,875
T-Mobile USA, Inc.:
6.731%, 4–28–22	5,891	6,156
6.000%, 4–15–24	10,845	11,428
6.500%, 1–15–26	13,663	14,773

		70,288

Total Telecommunication Services – 5.5%		252,848

TOTAL CORPORATE DEBT SECURITIES – 71.2%		$3,273,821
(Cost: $3,437,487)

LOANS (I)
Consumer Discretionary
Advertising – 0.4%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22	18,474	17,977

Apparel Retail – 2.0%
Talbots, Inc. (The):
5.500%, 3–19–20	21,465	20,832
9.500%, 3–19–21	60,047	54,143
True Religion Apparel, Inc.:
5.875%, 7–30–19	77,954	15,902
5.875%, 7–30–19	199	41

		90,918

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (H)	CAD14,531	10,714
5.950%, 11–26–19	38	28

		10,742

Department Stores – 0.7%
Belk, Inc.,
5.750%, 12–10–22	$39,338	33,798

General Merchandise Stores – 1.5%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20	34,670	35,045
Orchard Acquisition Co. LLC,
7.000%, 2–8–19	63,765	33,158

		68,203

Home Furnishings – 0.6%
Serta Simmons Bedding LLC,
9.000%, 11–8–24	28,410	28,505

Housewares & Specialties – 0.3%
KIK Custom Products, Inc.,
6.000%, 8–26–22	13,244	13,344

Specialty Stores – 0.4%
Jo-Ann Stores, Inc.,
6.256%, 9–29–23	15,567	15,671

Total Consumer Discretionary – 6.1%		279,158

Consumer Staples
Food Distributors – 0.3%
Chefs’ Warehouse, Inc. (The),
6.750%, 6–22–22	12,024	12,062

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc.,
9.250%, 10–21–22	15,658	15,643

Packaged Foods & Meats – 0.4%
Shearer’s Foods LLC,
7.750%, 6–30–22	18,980	17,556

Total Consumer Staples – 1.0%		45,261

Energy
Coal & Consumable Fuels – 0.4%
Westmoreland Coal Co.,
7.500%, 12–16–20	20,106	17,995

Oil & Gas Drilling – 0.5%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20	26,453	23,400

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC:
10.000%, 8–7–20 (D)	11,714	11,362
5.250%, 10–27–22	3,974	3,990

		15,352

Oil & Gas Exploration & Production – 0.4%
Chesapeake Energy Corp.,
8.500%, 8–23–21	17,434	18,952

Oil & Gas Storage & Transportation – 1.2%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	36,723	31,827

11.750%, 2–16–21	26,759	22,344

		54,171

Total Energy – 2.8%		129,870

Financials
Insurance Brokers – 0.1%
NFP Corp.,
0.000%, 12–9–23 (K)	5,684	5,727

Total Financials – 0.1%		5,727

Health Care
Life Sciences Tools & Services – 0.7%
Atrium Innovations, Inc.,
7.750%, 8–10–21	30,260	29,655

Total Health Care – 0.7%		29,655

Industrials
Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	23,667	18,933

Construction & Engineering – 0.3%
Tensar International Corp.,
9.500%, 7–10–22	15,197	11,398

Industrial Conglomerates – 0.7%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	10,976	8,451
PAE Holding Corp.:
6.500%, 10–20–22	22,911	23,026
10.500%, 10–20–23	2,864	2,864

		34,341

Industrial Machinery – 1.0%
Dynacast International LLC,
9.500%, 1–30–23	48,836	47,615

Total Industrials – 2.4%		112,287

Information Technology
Application Software – 3.7%
Applied Systems, Inc.,
7.500%, 1–23–22	19,491	19,662
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	122,727	130,142
TIBCO Software, Inc.,
6.500%, 12–4–20	19,409	19,470

		169,274

Internet Software & Services – 1.5%
Ancestry.com LLC,
9.250%, 10–19–24	8,582	8,754
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	20,799	20,825
8.750%, 11–12–21	38,654	37,929

		67,508

IT Consulting & Other Services – 0.4%
Triple Point Group Holdings, Inc.,
5.250%, 7–13–20	24,262	21,392

Total Information Technology – 5.6%		258,174

Materials
Diversified Metals & Mining – 0.2%
EP Minerals LLC,
8.500%, 8–20–21	12,375	11,957

Paper Packaging – 1.1%
FPC Holdings, Inc.,
9.250%, 5–27–20	32,147	27,057
Ranpak (Rack Merger),
8.250%, 10–1–22	22,856	21,942

		48,999

Total Materials – 1.3%		60,956

TOTAL LOANS – 20.0%		$921,088
(Cost: $1,041,003)

SHORT-TERM SECURITIES
Commercial Paper (L) – 6.3%
Becton Dickinson & Co.:
0.870%, 1–12–17	10,000	9,997
1.000%, 2–6–17	10,000	9,990
1.010%, 2–7–17	5,575	5,569
Campbell Soup Co.:
0.890%, 1–12–17	3,000	2,999
0.890%, 1–17–17	10,000	9,996
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
0.930%, 1–3–17	5,000	5,000
0.891%, 1–9–17	5,000	4,999
Comcast Corp.,
0.940%, 1–24–17	3,500	3,498
CVS Health Corp.:
0.870%, 1–12–17	15,000	14,996
1.010%, 2–7–17	7,000	6,992
DTE Energy Co. (GTD by Detroit Edison Co.),
0.940%, 1–3–17	10,000	9,999
DTE Gas Co.,
0.870%, 1–5–17	9,885	9,884
General Mills, Inc.,
0.960%, 1–5–17	5,000	4,999
Hewlett Packard Enterprise Co.,
0.871%, 1–9–17	5,000	4,999
J.M. Smucker Co. (The),
0.850%, 1–3–17	15,000	14,999
Kroger Co. (The):
0.900%, 1–4–17	15,000	14,998
0.870%, 1–12–17	15,000	14,996
McDonalds Corp.,
0.900%, 1–10–17	5,000	4,999
Medtronic Global Holdings SCA:
0.811%, 1–9–17	5,000	4,999
0.850%, 1–17–17	10,000	9,996
NBCUniversal Enterprise, Inc.:
0.861%, 1–5–17	17,070	17,068
0.901%, 1–9–17	17,000	16,996
Northern Illinois Gas Co.:
0.870%, 1–12–17	7,500	7,498
0.880%, 1–13–17	10,000	9,997
0.900%, 1–18–17	10,000	9,995
PacifiCorp:
0.970%, 1–10–17	10,000	9,997
0.870%, 1–12–17	15,000	14,996
Sysco Corp.:
0.950%, 1–3–17	18,500	18,498
1.100%, 1–4–17	11,000	10,999
Wisconsin Electric Power Co.,
0.850%, 1–10–17	5,000	4,999

		289,947

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (M)	3,186	3,186

TOTAL SHORT-TERM SECURITIES – 6.4%		$293,133
(Cost: $293,136)

TOTAL INVESTMENT SECURITIES – 98.9%		$4,548,857
(Cost: $4,852,059)

CASH AND OTHER ASSETS, NET OF LIABILITIES (N) – 1.1%		50,335

NET ASSETS – 100.0%		$4,599,192

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Restricted securities. At December 31, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Larchmont Resources LLC	12-8-16	15	$4,978	$4,978
Maritime Finance Co. Ltd.	9-19-13	1,750	30,172	16,170
Sabine Oil & Gas Corp.	12-7-16	4	184	146
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	15	114	107
			$35,448	$21,401

The total value of these securities represented 0.5% of net assets at December 31, 2016.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $2,452,953 or 53.3% of net assets.

(G)	Payment-in-kind bonds.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(J)	Zero coupon bond.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Rate shown is the yield to maturity at December 31, 2016.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(N)	Cash of $4,150 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	35,157	U.S. Dollar	26,087	1-25-17	Morgan Stanley International	$—	$104
Euro	14,833	U.S. Dollar	15,678	1-25-17	Morgan Stanley International	45	—
						$45	$104

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$9,003	$—	$553
Energy	12,020	146	4,978
Financials	—	—	16,170
Total Common Stocks	$21,023	$146	$21,701
Preferred Stocks	17,689	—	—
Warrants	—	256	—	*
Corporate Debt Securities	—	3,273,821	—
Loans	—	671,090	249,998
Short-Term Securities	—	293,133	—
Total	$38,712	$4,238,446	$271,699
Forward Foreign Currency Contracts	$—	$45	$—
Liabilities
Forward Foreign Currency Contracts	$—	$104	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Loans
Beginning Balance 4-1-16	$17,586	$—	$327,012
Net realized gain (loss)	305	—	(34,561)
Net change in unrealized appreciation (depreciation)	(863)	(19)	65,069
Purchases	4,978	—	25,255
Sales	(305)	—	(104,243)
Amortization/Accretion of premium/discount	—	—	450
Transfers into Level 3 during the period	—	19	60,257
Transfers out of Level 3 during the period	—	—	(89,241)
Ending Balance 12-31-16	$21,701	$— *	$249,998
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-16	$(863)	$(19)	$28,163

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

During the period ended December 31, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$21,701	Broker	Broker quotes
Loans	249,998	Third-party vendor pricing service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,852,059

Gross unrealized appreciation	142,257
Gross unrealized depreciation	(445,459)

Net unrealized depreciation	$(303,202)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Energy – 1.5%
Oil Search Ltd.	12,958	$67,047

Financials – 1.1%
Westpac Banking Corp.	2,087	49,107

Total Australia – 2.6%		$116,154

Brazil
Information Technology – 1.2%
MercadoLibre, Inc.	341	53,263

Total Brazil – 1.2%		$53,263

Canada
Energy – 1.1%
Suncor Energy, Inc.	1,429	46,723

Total Canada – 1.1%		$46,723

China
Consumer Discretionary – 1.2%
JD.com, Inc. ADR (A)	2,027	51,570

Consumer Staples – 0.9%
Wuliangye Yibin Co. Ltd., A Shares	8,075	40,062

Industrials – 1.0%
China Communications Construction Co. Ltd., H Shares	21,169	24,351
China Railway Construction Corp. Ltd., A Shares	6,735	11,551
China Railway Construction Corp. Ltd., H Shares	5,329	6,858

		42,760

Information Technology – 1.1%
Alibaba Group Holding Ltd. ADR (A)	566	49,665

Total China – 4.2%		$184,057

Finland
Information Technology – 1.8%
Nokia Corp., Series A ADR	5,026	24,175
Nokia OYJ	11,334	54,736

		78,911

Total Finland – 1.8%		$78,911

France
Consumer Discretionary – 1.0%
Publicis Groupe S.A.	649	44,803

Consumer Staples – 3.1%
Danone S.A.	904	57,286
Pernod Ricard	732	79,286

		136,572

Energy – 2.4%
Total S.A.	2,024	103,817

Financials – 1.2%
Axa S.A.	2,132	53,821

Industrials – 4.5%
Bouygues S.A.	1,339	47,973
European Aeronautic Defence and Space Co.	821	54,316
Vinci	1,416	96,467

		198,756

Materials – 1.4%
L Air Liquide S.A.	533	59,221

Telecommunication Services – 2.2%
Orange S.A.	3,522	53,515
Vivendi Universal	2,358	44,806

		98,321

Total France – 15.8%		$695,311

Germany
Consumer Discretionary – 2.3%
Continental AG	250	48,285
ProSiebenSat. 1 Media SE	1,398	53,874

		102,159

Financials – 1.0%
Deutsche Boerse AG (A)	517	42,167

Health Care – 3.3%
Bayer AG	781	81,547
Fresenius Medical Care AG & Co. KGaA	736	62,329

		143,876

Industrials – 1.9%
Deutsche Post AG	2,599	85,452

Total Germany – 8.5%		$373,654

Hong Kong
Financials – 1.4%
AIA Group Ltd.	11,000	62,060

Real Estate – 1.4%
Cheung Kong (Holdings) Ltd.	5,257	59,592

Total Hong Kong – 2.8%		$121,652

Ireland
Health Care – 1.9%
Shire Pharmaceuticals Group plc ADR	491	83,639

Materials – 2.0%
CRH plc	1,758	61,318
James Hardie Industries plc, Class C	1,569	24,883

		86,201

Total Ireland – 3.9%		$169,840

Israel
Health Care – 2.0%
Teva Pharmaceutical Industries Ltd. ADR	2,417	87,613

Total Israel – 2.0%		$87,613

Italy
Financials – 1.2%
Banca Intesa S.p.A.	20,870	53,296

Total Italy – 1.2%		$53,296

Japan
Consumer Discretionary – 6.2%
Bridgestone Corp.	3,009	108,499
Honda Motor Co. Ltd.	1,638	47,864
Isuzu Motors Ltd.	7,035	89,144
Nissin Kogyo Co. Ltd.	1,822	28,829

		274,336

Energy – 1.5%
Inpex Corp.	6,418	64,302

Financials – 1.9%
Dai-ichi Mutual Life Insurance Co. (The)	2,995	49,862
Tokio Marine Holdings, Inc.	782	32,102

		81,964

Industrials – 1.2%
Komatsu Ltd.	2,426	54,962

Information Technology – 1.5%
Fujitsu Ltd.	1,857	10,320
Yahoo Japan Corp.	14,992	57,595

		67,915

Materials – 0.2%
Taiheiyo Cement Corp.	3,485	11,033

Telecommunication Services – 3.1%
Nippon Telegraph and Telephone Corp.	1,187	49,874
SoftBank Group Corp.	1,288	85,586

		135,460

Total Japan – 15.6%		$689,972

Luxembourg
Energy – 1.1%
Tenaris S.A.	1,405	25,107
Tenaris S.A. ADR	675	24,086

		49,193

Total Luxembourg – 1.1%		$49,193

Netherlands
Energy – 0.3%
Royal Dutch Petroleum Co., New York Shares	248	13,483

Financials – 1.4%
ING Groep N.V., Certicaaten Van Aandelen	4,303	60,560

Total Netherlands – 1.7%		$74,043

Norway
Financials – 1.1%
DNB ASA	3,340	49,666

Total Norway – 1.1%		$49,666

South Africa
Consumer Discretionary – 1.3%
Naspers Ltd., Class N	391	57,268

Total South Africa – 1.3%		$57,268

South Korea
Information Technology – 1.1%
Samsung Electronics Co. Ltd.	34	50,517

Total South Korea – 1.1%		$50,517

Spain
Financials – 2.4%
Banco Bilbao Vizcaya Argentaria S.A.	10,914	73,688
Banco Santander S.A.	6,374	33,271

		106,959

Total Spain – 2.4%		$106,959

Switzerland
Consumer Staples – 2.0%
Nestle S.A., Registered Shares	1,241	89,019

Financials – 1.2%
UBS Group AG	3,309	51,830

Health Care – 2.5%
Novartis AG, Registered Shares	821	59,750

Roche Holdings AG, Genusscheine	225		51,417

			111,167

Industrials – 3.4%
Adecco S.A.	1,389		90,910
Wolseley plc	989		60,498

			151,408

Total Switzerland – 9.1%			$403,424

Taiwan
Information Technology – 1.1%
Hon Hai Precision Industry Co. Ltd.	18,360		47,966

Total Taiwan – 1.1%			$47,966

United Kingdom
Consumer Discretionary – 1.1%
WPP Group plc	2,236		50,051

Consumer Staples – 5.9%
British American Tobacco plc	1,160		66,052
Imperial Tobacco Group plc	1,464		63,902
Reckitt Benckiser Group plc	616		52,293
Unilever plc	1,885		76,482

			258,729

Energy – 1.2%
BP plc	—	*	—	*
Royal Dutch Shell plc, Class A	2,025		55,382

			55,382

Financials – 3.0%
Aviva plc	3,325		19,934
Prudential plc	3,193		64,033
Standard Chartered plc	5,781		47,001

			130,968

Health Care – 2.5%
Shire plc	704		40,628
Smith & Nephew plc	4,676		70,357

			110,985

Industrials – 1.8%
BAE Systems plc	10,697		77,975

Materials – 1.7%
Rio Tinto plc	1,419		55,232
Rio Tinto plc ADR	486		18,695

			73,927

Total United Kingdom – 17.2%			$758,017

TOTAL COMMON STOCKS – 96.8%			$4,267,499
(Cost: $4,194,039)

PREFERRED STOCKS

United States
Financials – 0.5%
Mandatory Exchangeable Trust, 5.750% (B)	217		23,746

Total United States – 0.5%			$23,746

TOTAL PREFERRED STOCKS – 0.5%			$23,746
(Cost: $21,710)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.1%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.)
0.550%, 1–26–17	$5,000	4,998
Danaher Corp.
0.700%, 1–4–17	10,000	9,999
DTE Energy Co. (GTD by Detroit Edison Co.):
0.940%, 1–3–17	3,000	3,000
0.880%, 1–10–17	10,000	9,998
DTE Gas Co.
0.870%, 1–5–17	5,000	4,999
Federal Home Loan Bank
0.300%, 1–3–17	1,398	1,398
J.M. Smucker Co. (The)
0.850%, 1–3–17	5,000	5,000
Northern Illinois Gas Co.:
0.880%, 1–13–17	4,000	3,999
0.900%, 1–18–17	10,000	9,995
Pricoa Short Term Funding LLC
0.590%, 1–17–17	5,000	4,999
Sysco Corp.:
0.950%, 1–3–17	15,000	14,999
1.100%, 1–4–17	8,000	7,999
Wisconsin Electric Power Co.
0.870%, 1–5–17	5,000	4,999
Wisconsin Gas LLC
0.680%, 1–6–17	3,000	2,999

		89,381

Master Note – 0.1%
Toyota Motor Credit Corp.
0.860%, 1–4–17 (D)	5,898	5,898

Municipal Obligations – 0.1%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.)
0.740%, 1–7–17 (D)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 2.3%		$100,279
(Cost: $100,279)

TOTAL INVESTMENT SECURITIES – 99.6%		$4,391,524
(Cost: $4,316,028)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		17,701

NET ASSETS – 100.0%		$4,409,225

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $23,746 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	200,942	U.S. Dollar	216,165	1-25-17	Deutsche Bank AG	$4,399	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,267,499	$—	$—
Preferred Stocks	—	23,746	—
Short-Term Securities	—	100,279	—
Total	$4,267,499	$124,025	$—
Forward Foreign Currency Contracts	$—	$4,399	$—

During the period ended December 31, 2016, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,316,028

Gross unrealized appreciation	256,071
Gross unrealized depreciation	(180,575)

Net unrealized appreciation	$75,496

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 0.5%
Limited Brands, Inc.	113	$7,466

Automotive Retail – 3.3%
AutoZone, Inc. (A)	29	22,509
O’Reilly Automotive, Inc. (A)	99	27,507

		50,016

Cable & Satellite – 2.1%
Comcast Corp., Class A	471	32,523

Casinos & Gaming – 1.2%
MGM Resorts International (A)	662	19,086

Footwear – 0.4%
NIKE, Inc., Class B	123	6,257

Home Improvement Retail – 3.9%
Home Depot, Inc. (The)	453	60,738

Internet & Direct Marketing Retail – 4.5%
Amazon.com, Inc. (A)	62	46,573
priceline.com, Inc. (A)	15	22,284

		68,857

Restaurants – 0.6%
Starbucks Corp.	158	8,789

Specialty Stores – 0.8%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	48	12,186

Total Consumer Discretionary – 17.3%		265,918

Consumer Staples
Tobacco – 2.8%
Philip Morris International, Inc.	474	43,330

Total Consumer Staples – 2.8%		43,330

Energy
Oil & Gas Equipment & Services – 3.1%
Halliburton Co.	721	38,991
Schlumberger Ltd.	95	8,000

		46,991

Oil & Gas Exploration & Production – 3.3%
EOG Resources, Inc.	506	51,167

Total Energy – 6.4%		98,158

Financials
Financial Exchanges & Data – 4.1%
CME Group, Inc.	415	47,847
S&P Global, Inc.	135	14,562

		62,409

Investment Banking & Brokerage – 6.9%
Charles Schwab Corp. (The)	955	37,710
Goldman Sachs Group, Inc. (The)	285	68,241

		105,951

Total Financials – 11.0%		168,360

Health Care
Biotechnology – 7.8%
Alexion Pharmaceuticals, Inc. (A)	67	8,210
Biogen, Inc. (A)	41	11,546
Celgene Corp. (A)	522	60,433
Shire Pharmaceuticals Group plc ADR	197	33,599
Vertex Pharmaceuticals, Inc. (A)	87	6,416

		120,204

Health Care Equipment – 2.3%
DexCom, Inc. (A)	194	11,570
Edwards Lifesciences Corp. (A)	249	23,364

		34,934

Pharmaceuticals – 2.0%
Allergan plc (A)	73	15,408
Bristol-Myers Squibb Co.	274	15,995

		31,403

Total Health Care – 12.1%		186,541

Industrials
Aerospace & Defense – 3.4%
Lockheed Martin Corp.	178	44,539
Northrop Grumman Corp.	31	7,280

		51,819

Industrial Conglomerates – 1.6%
Danaher Corp.	312	24,310

Railroads – 4.8%
Canadian Pacific Railway Ltd.	256	36,563
Union Pacific Corp.	368	38,196

		74,759

Total Industrials – 9.8%		150,888

Information Technology
Application Software – 3.8%
Adobe Systems, Inc. (A)	359	37,000
salesforce.com, Inc. (A)	324	22,147

		59,147

Data Processing & Outsourced Services – 8.8%
FleetCor Technologies, Inc. (A)	80	11,293
MasterCard, Inc., Class A	650	67,061
Visa, Inc., Class A	595	46,445
Wright Express Corp. (A)	103	11,473

		136,272

Home Entertainment Software – 2.0%
Electronic Arts, Inc. (A)	385	30,354

Internet Software & Services – 8.9%
Alphabet, Inc., Class A (A)	64	50,955
Alphabet, Inc., Class C (A)	44	34,000
Facebook, Inc., Class A (A)	452	51,945

		136,900

Semiconductor Equipment – 5.5%
Applied Materials, Inc.	535	17,255
Lam Research Corp.	637	67,384

		84,639

Semiconductors – 3.4%
Microchip Technology, Inc.	806	51,721

Systems Software – 4.4%
Microsoft Corp.	1,094	67,956

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	316	36,551

Total Information Technology – 39.2%		603,540

Materials
Diversified Chemicals – 0.7%
PPG Industries, Inc.	119	11,295

Total Materials – 0.7%		11,295

TOTAL COMMON STOCKS – 99.3%		$1,528,030
(Cost: $1,109,016)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 0.6%
Northern Illinois Gas Co.,
0.900%, 1–18–17	$5,000	4,998
Wisconsin Electric Power Co.,
0.850%, 1–10–17	4,000	3,999

		8,997

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (C)	629	629

TOTAL SHORT-TERM SECURITIES – 0.6%		$9,626
(Cost: $9,626)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,537,656
(Cost: $1,118,642)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,104

NET ASSETS – 100.0%		$1,538,760

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,528,030	$—	$—
Short-Term Securities	—	9,626	—
Total	$1,528,030	$9,626	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,118,642

Gross unrealized appreciation	452,610
Gross unrealized depreciation	(33,596)

Net unrealized appreciation	$419,014

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$5,000	$4,863
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4–16–18 (A)	8,035	8,050
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–15–21 (A)	5,500	5,453

TOTAL ASSET-BACKED SECURITIES – 1.1%		$18,366
(Cost: $18,548)

CORPORATE DEBT SECURITIES

Consumer Discretionary
Apparel Retail – 0.2%
TJX Cos., Inc. (The),
2.750%, 6–15–21	3,500	3,558

Apparel, Accessories & Luxury Goods – 0.6%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	10,275	10,286

Automobile Manufacturers – 0.9%
General Motors Co.,
4.875%, 10–2–23	10,500	10,995
Toyota Motor Credit Corp.,
2.000%, 10–24–18	5,125	5,155

		16,150

Cable & Satellite – 1.2%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
1.625%, 1–15–22	3,950	3,779
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	1,000	1,092
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	4,058	4,251
Time Warner Cable, Inc.,
5.850%, 5–1–17	6,830	6,927
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	4,000	4,179

		20,228

General Merchandise Stores – 0.9%
Dollar General Corp.:
4.125%, 7–15–17	12,500	12,681
1.875%, 4–15–18	3,000	3,003

		15,684

Home Improvement Retail – 0.2%
Home Depot, Inc. (The),
3.750%, 2–15–24	2,987	3,141

Internet & Direct Marketing Retail – 0.8%
Amazon.com, Inc.:
1.200%, 11–29–17	8,000	8,003
3.800%, 12–5–24	6,305	6,617

		14,620

Total Consumer Discretionary – 4.8%		83,667

Consumer Staples
Brewers – 0.8%
Anheuser-Busch InBev S.A./N.V.,
3.300%, 2–1–23	13,725	13,954

Distillers & Vintners – 0.6%
Beam, Inc.,
1.750%, 6–15–18	10,000	9,973

Drug Retail – 1.0%
CVS Health Corp.:
2.250%, 12–5–18	11,000	11,094
2.125%, 6–1–21	6,050	5,944

		17,038

Food Retail – 0.3%
Kroger Co. (The),
1.500%, 9–30–19	5,250	5,168

Hypermarkets & Super Centers – 0.5%
Costco Wholesale Corp.,
1.125%, 12–15–17	8,690	8,681

Packaged Foods & Meats – 1.6%
Hershey Co. (The),
1.600%, 8–21–18	8,860	8,899
Kraft Heinz Foods Co.,
4.875%, 2–15–25 (A)	8,500	9,165
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	9,450	9,536

		27,600

Soft Drinks – 0.1%
PepsiCo, Inc.,
3.100%, 7–17–22	2,082	2,137

Total Consumer Staples – 4.9%		84,551

Energy
Integrated Oil & Gas – 0.4%
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
4.607%, 3–11–22 (A)(B)	4,000	4,125
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	3,500	3,511

		7,636

Oil & Gas Equipment & Services – 0.9%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	8,250	8,990
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (A)	5,000	4,996
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17 (A)	2,435	2,432

		16,418

Oil & Gas Exploration & Production – 2.1%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	13,500	13,512
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11–15–24	4,000	3,972
EQT Corp.,
8.125%, 6–1–19	11,520	12,956
Exxon Mobil Corp.,
1.003%, 3–15–17 (B)	6,245	6,245

		36,685

Oil & Gas Refining & Marketing – 0.7%
PBF Holding Co. LLC and PBF Finance Corp.,
8.250%, 2–15–20	11,000	11,275

Oil & Gas Storage & Transportation – 1.5%
El Paso Corp.,
7.000%, 6–15–17	7,550	7,725
EnLink Midstream Partners L.P.,
4.850%, 7–15–26	4,000	4,029
Kinder Morgan Energy Partners L.P.,
5.950%, 2–15–18	7,000	7,301
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	5,700	5,998

		25,053

Total Energy – 5.6%		97,067

Financials
Asset Management & Custody Banks – 1.0%
Ares Capital Corp.,
3.875%, 1–15–20	16,515	16,736

Consumer Finance – 5.2%
American Express Co.,
7.000%, 3–19–18	10,000	10,626
American Honda Finance Corp.:
1.500%, 9–11–17 (A)	6,000	6,015
7.625%, 10–1–18 (A)	5,000	5,497
1.186%, 11–19–18 (B)	7,100	7,105
Capital One Financial Corp.,
6.750%, 9–15–17	9,000	9,321
Discover Financial Services,
3.950%, 11–6–24	8,650	8,562
Ford Motor Credit Co. LLC,
5.000%, 5–15–18	10,000	10,390
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	5,115	5,099
3.500%, 7–10–19	4,500	4,580
4.200%, 3–1–21	6,500	6,683

Hyundai Capital America,
2.875%, 8–9–18 (A)	5,525	5,588
Synchrony Financial,
2.287%, 11–9–17 (B)	9,850	9,915

		89,381

Diversified Banks – 7.5%
Ally Financial, Inc.,
5.500%, 2–15–17	9,265	9,300
Banco del Estado de Chile,
1.270%, 3–13–17 (B)	8,500	8,509
Bank of America Corp.,
2.625%, 4–19–21	8,500	8,434
Bank of Montreal,
1.247%, 6–6–17 (B)	8,500	8,509
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	12,750	12,849
BB&T Corp.,
2.050%, 5–10–21	6,500	6,374
Branch Banking and Trust Co.,
1.450%, 5–10–19	10,875	10,750
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9–13–21	11,500	11,173
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	13,400	12,999
Royal Bank of Canada,
1.114%, 4–4–17 (B)	8,000	8,007
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7–14–21	4,250	4,107
Wachovia Corp.,
5.750%, 2–1–18	13,500	14,073
Wells Fargo & Co.,
3.000%, 2–19–25	4,500	4,317
Wells Fargo Bank N.A.,
1.217%, 2–15–17 (B)	11,100	11,108

		130,509

Investment Banking & Brokerage – 2.7%
Goldman Sachs Group, Inc. (The):
2.375%, 1–22–18	4,000	4,023
2.750%, 9–15–20	3,200	3,212
2.350%, 11–15–21	6,700	6,503
4.000%, 3–3–24	4,552	4,717
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	11,000	11,337
Morgan Stanley:
2.800%, 6–16–20	6,000	6,045
2.500%, 4–21–21	4,000	3,953
3.000%, 5–31–23 (B)	1,700	1,710
2.282%, 10–24–23 (B)	5,050	5,106

		46,606

Life & Health Insurance – 1.8%
Athene Global Funding,
2.875%, 10–23–18 (A)	15,450	15,441
New York Life Global Funding,
1.550%, 11–2–18 (A)	6,500	6,480
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	9,500	9,488

		31,409

Other Diversified Financial Services – 5.2%
Citigroup, Inc.:
2.650%, 10–26–20	9,000	8,999
2.700%, 3–30–21	5,893	5,874
2.028%, 12–8–21 (B)	11,750	11,795
Fidelity National Financial, Inc.,
6.600%, 5–15–17	12,215	12,424
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	5,000	5,086
JPMorgan Chase & Co.:
6.000%, 1–15–18	8,500	8,866
2.295%, 8–15–21	7,000	6,864
4.350%, 8–15–21	3,820	4,083
3.000%, 2–27–30 (C)	3,390	3,239
JPMorgan Chase Bank N.A.,
1.444%, 9–21–18 (B)	8,500	8,512
USAA Capital Corp.,
2.450%, 8–1–20 (A)	13,865	13,897

		89,639

Property & Casualty Insurance – 1.7%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	5,500	5,494
Berkshire Hathaway Finance Corp.,
1.700%, 3–15–19	4,550	4,545
Berkshire Hathaway, Inc.:
1.900%, 1–31–17	4,000	4,002
2.100%, 8–14–19	7,375	7,438
2.750%, 3–15–23	8,260	8,221

		29,700

Regional Banks – 0.9%
PNC Bank N.A.,
2.400%, 10–18–19	5,500	5,548
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	8,500	9,427

		14,975

Specialized Finance – 0.9%
ADOP Co.,
6.625%, 10–1–17 (A)	4,000	4,127
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	10,625	10,844

		14,971

Total Financials – 26.9%		463,926

Health Care
Biotechnology – 0.4%
Amgen, Inc.:
2.125%, 5–15–17	5,500	5,518
1.250%, 5–22–17	1,950	1,950

		7,468

Health Care Supplies – 1.6%
Abbott Laboratories,
2.350%, 11–22–19	5,000	5,003
Catholic Health Initiatives,
2.600%, 8–1–18	11,871	11,985
Medtronic, Inc.,
3.500%, 3–15–25	7,350	7,559
Stryker Corp.,
2.625%, 3–15–21	3,025	3,034

		27,581

Managed Health Care – 0.7%
Aetna, Inc.,
1.500%, 11–15–17	11,500	11,490

Pharmaceuticals – 0.7%
AbbVie, Inc.:
2.000%, 11–6–18	2,000	2,004
2.500%, 5–14–20	5,000	4,999
Merck & Co., Inc.,
1.100%, 1–31–18	4,925	4,914

		11,917

Total Health Care – 3.4%		58,456

Industrials
Aerospace & Defense – 1.3%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	6,393	6,972
3.850%, 12–15–25 (A)	5,500	5,602
BAE Systems plc,
4.750%, 10–11–21 (A)	4,300	4,645
Exelis, Inc.,
5.550%, 10–1–21	2,566	2,829
General Dynamics Corp.,
1.875%, 8–15–23	2,950	2,801

		22,849

Airlines – 0.6%
Southwest Airlines Co.:
5.125%, 3–1–17	5,000	5,029
2.650%, 11–5–20	6,000	6,010

		11,039

Environmental & Facilities Services – 1.8%
Republic Services, Inc.,
3.800%, 5–15–18	14,690	15,096
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3–15–18	10,000	10,531
4.750%, 6–30–20	1,675	1,805
7.100%, 8–1–26	2,450	3,106

		30,538

Heavy Electrical Equipment – 0.8%
Honeywell International, Inc.,
1.850%, 11–1–21	13,785	13,458

Industrial Conglomerates – 1.1%
General Electric Capital Corp.:
2.500%, 3–28–20	3,150	3,142
5.012%, 1–1–24	14,657	15,519

		18,661

Total Industrials – 5.6%		96,545

Information Technology
Application Software – 0.5%
NVIDIA Corp.,
2.200%, 9–16–21	8,500	8,289

Communications Equipment – 0.5%
Cisco Systems, Inc.,
2.200%, 2–28–21	4,050	4,037
Harris Corp.,
2.700%, 4–27–20	1,094	1,092
L-3 Communications Corp.,
3.850%, 12–15–26	2,750	2,729

		7,858

Data Processing & Outsourced Services – 1.3%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	6,600	6,691
6.375%, 4–1–20 (A)	6,000	6,090
Visa, Inc.,
2.800%, 12–14–22	10,100	10,135

		22,916

Home Entertainment Software – 0.2%
Activision Blizzard, Inc.,
2.300%, 9–15–21 (A)	4,000	3,900

Semiconductors – 0.7%
Intel Corp.,
2.450%, 7–29–20	4,000	4,053

Samsung Electronics America, Inc. (GTD by Samsung Electronics Co. Ltd.),
1.750%, 4–10–17 (A)	8,500	8,504

		12,557

Systems Software – 1.0%
CA, Inc.,
5.375%, 12–1–19	8,297	8,957
Microsoft Corp.,
2.000%, 11–3–20	8,000	8,002

		16,959

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.,
1.550%, 2–7–20	13,175	13,007

Total Information Technology – 5.0%		85,486

Materials
Diversified Chemicals – 0.4%
Dow Chemical Co. (The),
4.250%, 11–15–20	7,049	7,460

Specialty Chemicals – 0.8%
Methanex Corp.,
3.250%, 12–15–19	13,132	12,923

Total Materials – 1.2%		20,383

Real Estate
Specialized REITs – 0.5%
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,900
4.875%, 4–15–22	3,099	3,300
5.250%, 1–15–23	2,745	2,954

		9,154

Total Real Estate – 0.5%		9,154

Telecommunication Services
Integrated Telecommunication Services – 0.8%
AT&T, Inc.:
5.875%, 10–1–19	3,900	4,260
5.200%, 3–15–20	3,000	3,224
3.600%, 2–17–23	6,915	6,967

		14,451

Wireless Telecommunication Service – 1.9%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,527
5.900%, 11–1–21	12,200	13,648
2.250%, 1–15–22	12,500	11,961
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	4,830	4,910

		33,046

Total Telecommunication Services – 2.7%		47,497

Utilities
Electric Utilities – 1.5%
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6–15–19 (A)	4,000	3,992
Entergy Mississippi, Inc.,
2.850%, 6–1–28	5,875	5,569
Entergy Texas, Inc.,
2.550%, 6–1–21	7,225	7,195
MidAmerican Energy Co.,
3.700%, 9–15–23	4,500	4,707
National Rural Utilities Cooperative Finance Corp.,
1.650%, 2–8–19	3,600	3,595

		25,058

Multi-Utilities – 1.0%
Dominion Resources, Inc.,
6.400%, 6–15–18	11,118	11,790
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	5,850	5,843

		17,633

Total Utilities – 2.5%		42,691

TOTAL CORPORATE DEBT SECURITIES – 63.1%		$1,089,423
(Cost: $1,089,757)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.4%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9–15–27 (A)	2,500	2,692
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B,
2.854%, 7–15–30 (A)(B)	3,942	3,869

		6,561

TOTAL MORTGAGE-BACKED SECURITIES – 0.4%		$6,561
(Cost: $6,668)

MUNICIPAL BONDS – TAXABLE
California – 1.5%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	5,570	6,010
CA Various Purp GO Bonds,
7.700%, 11–1–30	10,050	12,018
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	7,615	7,642

		25,670

New York – 0.5%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	9,920	9,290

TOTAL MUNICIPAL BONDS – TAXABLE – 2.0%		$34,960
(Cost: $35,872)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.0%
Federal Home Loan Bank:
4.780%, 1–25–17	723	724
2.500%, 4–27–26	9,155	8,888
1.700%, 7–25–31	18,500	17,777
2.000%, 11–25–31	1,000	959
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	5,000	5,657

		34,005

Mortgage-Backed Obligations – 20.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.449%, 4–25–20 (A)(B)	4,950	5,372
3.842%, 6–25–21 (A)(B)	7,297	7,369
3.547%, 2–25–22 (A)(B)	4,000	3,943
4.000%, 6–15–26	11,740	12,433
2.125%, 8–28–31	4,125	3,922
5.000%, 12–15–34	447	487
4.881%, 7–25–44 (A)(B)	5,870	6,075
4.948%, 8–25–44 (A)(B)	6,990	7,533
4.160%, 9–25–44 (A)(B)	8,200	8,451
4.342%, 12–25–44 (A)(B)	17,000	17,968
3.751%, 2–25–45 (A)(B)	8,500	8,716
4.344%, 1–25–46 (A)(B)	5,958	6,269
3.980%, 2–25–46 (A)(B)	390	404
4.595%, 11–25–46 (A)(B)	8,000	8,536
5.167%, 2–25–47 (A)(B)	5,120	5,594
3.565%, 11–25–47 (A)(B)	2,050	1,997
4.286%, 7–25–48 (A)(B)	5,200	5,222
4.423%, 12–25–48 (A)(B)	18,196	19,228
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	317	330
3.000%, 8–1–28	10,130	10,408
3.000%, 9–1–28	10,157	10,479
3.500%, 1–1–29	1,827	1,908
3.000%, 1–1–33	6,782	6,880
3.000%, 1–15–42	3,551	3,575
3.000%, 5–15–44	3,291	3,359
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	295	299
3.510%, 4–25–29	11,750	11,758
2.375%, 2–24–31	8,500	8,273
2.000%, 4–25–39	7,584	7,522
2.000%, 6–25–39	19,132	19,103
2.000%, 4–25–40	5,378	5,341
2.500%, 11–25–45	15,194	15,258

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	164	164
0.875%, 10–26–17	15,000	15,002
4.503%, 12–1–19	9,615	10,209
4.647%, 7–1–20	9,050	9,665
4.381%, 6–1–21	14,047	15,179
5.500%, 10–1–21	1,331	1,397
5.500%, 2–1–22	687	724
6.000%, 7–1–22	571	616
3.500%, 8–1–26	4,918	5,132
2.000%, 10–25–41	14,890	14,596
2.000%, 12–25–42	2,299	2,317
2.500%, 7–25–45	3,155	3,140
2.500%, 9–25–45	5,016	4,984
2.500%, 12–25–45	14,885	15,003
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	7,846	7,639
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4–20–34	8,200	8,435

		348,214

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 22.2%		$382,219
(Cost: $386,303)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 6.1%
U.S. Treasury Notes:
0.625%, 9–30–17	50,000	49,928
2.750%, 2–28–18	35,000	35,699
1.375%, 8–31–20	20,000	19,778

		105,405

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.1%		$105,405
(Cost: $105,621)

SHORT-TERM SECURITIES
Commercial Paper(D) – 3.9%
Becton Dickinson & Co.,
0.870%, 1–12–17	5,000	4,998
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.951%, 1–6–17	2,890	2,890
CVS Health Corp.:
0.890%, 1–17–17	5,000	4,998
1.010%, 2–7–17	5,000	4,995

J.M. Smucker Co. (The),
0.850%, 1–3–17	5,000	5,000
Kroger Co. (The),
0.880%, 1–3–17	6,000	5,999
L Air Liquide S.A.,
0.570%, 1–13–17	7,000	6,999
McDonalds Corp.,
0.900%, 1–10–17	5,000	4,999
Medtronic Global Holdings SCA:
0.811%, 1–9–17	2,625	2,624
0.850%, 1–17–17	5,000	4,998
Northern Illinois Gas Co.:
0.900%, 1–3–17	2,000	2,000
0.801%, 1–4–17	5,000	4,999
0.880%, 1–11–17	5,000	4,999
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.500%, 1–3–17	1,935	1,935
Sysco Corp.,
1.100%, 1–4–17	5,000	4,999

		67,432

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (C)	1,074	1,074

Municipal Obligations – 0.2%
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.690%, 1–7–17 (C)	4,251	4,251

Notes – 0.5%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2011A (GTD by U.S. Bank N.A.),
0.730%, 1–7–17 (C)	8,000	8,000

TOTAL SHORT-TERM SECURITIES – 4.7%		$80,757
(Cost: $80,757)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,717,691
(Cost: $1,723,526)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		7,457

NET ASSETS – 100.0%		$1,725,148

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $298,085 or 17.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(D)	Rate shown is the yield to maturity at December 31, 2016.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$18,366	$—
Corporate Debt Securities	—	1,089,423	—
Mortgage-Backed Securities	—	6,561	—
Municipal Bonds	—	34,960	—
United States Government Agency Obligations	—	382,219	—
United States Government Obligations	—	105,405	—
Short-Term Securities	—	80,757	—
Total	$—	$1,717,691	$—

During the period ended December 31, 2016, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,723,526

Gross unrealized appreciation	6,642
Gross unrealized depreciation	(12,477)

Net unrealized depreciation	$(5,835)

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class I	1,833	$27,918
Ivy European Opportunities Fund, Class I	1,016	27,875
Ivy Global Growth Fund, Class I	684	27,381
Ivy Global Income Allocation Fund, Class I	1,916	27,497
Ivy International Core Equity Fund, Class I	4,396	73,537

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$184,208
(Cost: $167,328)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp., 0.860%, 1–4–17 (A)	$468	468

TOTAL SHORT-TERM SECURITIES – 0.3%		$468
(Cost: $468)

TOTAL INVESTMENT SECURITIES – 100.1%
(Cost: $167,796)		$184,676

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(110)

NET ASSETS – 100.0%		$184,566

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$184,208	$—	$—
Short-Term Securities	—	468	—
Total	$184,208	$468	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$167,796

Gross unrealized appreciation	16,880
Gross unrealized depreciation	—

Net unrealized appreciation	$16,880

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 2.4%
Motorcar Parts of America, Inc. (A)	154	$4,132

Broadcasting – 1.4%
Entravision Communications Corp.	337	2,360

Home Improvement Retail – 4.0%
Tile Shop Holdings, Inc. (A)	347	6,776

Leisure Products – 2.8%
Nautilus Group, Inc. (The) (A)	254	4,706

Restaurants – 1.8%
Kona Grill, Inc. (A)	235	2,951

Specialty Stores – 2.0%
Sportsman’s Warehouse Holdings, Inc. (A)	368	3,457

Total Consumer Discretionary – 14.4%		24,382

Consumer Staples
Distillers & Vintners – 1.4%
MGP Ingredients, Inc.	49	2,440

Packaged Foods & Meats – 1.8%
Inventure Foods, Inc. (A)	307	3,024

Total Consumer Staples – 3.2%		5,464

Energy
Oil & Gas Equipment & Services – 1.8%
Natural Gas Services Group, Inc. (A)	97	3,117

Oil & Gas Exploration & Production – 3.4%
Clayton Williams Energy, Inc. (A)	2	238
Earthstone Energy, Inc. (A)	92	1,263
Resolute Energy Corp. (A)	29	1,207
Rice Energy, Inc. (A)	236	3,066

		5,774

Total Energy – 5.2%		8,891

Financials
Mortgage REITs – 0.5%
American Capital Mortgage Investment Corp.	51	793

Regional Banks – 0.5%
State Bank Financial Corp.	34	900

Total Financials – 1.0%		1,693

Health Care
Biotechnology – 1.0%
Natera, Inc. (A)	150	1,762

Health Care Equipment – 8.7%
AxoGen, Inc. (A)	254	2,284
Entellus Medical, Inc. (A)	80	1,519
K2M Group Holdings, Inc. (A)	229	4,587
Obalon Therapeutics, Inc. (A)	146	1,294
Oxford Immunotec Global plc (A)	160	2,392
Tactile Systems Technology, Inc. (A)	166	2,719

		14,795

Health Care Supplies – 3.9%
Endologix, Inc. (A)	325	1,860
ICU Medical, Inc. (A)	32	4,656

		6,516

Health Care Technology – 3.4%
Evolent Health, Inc., Class A (A)	178	2,639
Omnicell, Inc. (A)	92	3,116

		5,755

Pharmaceuticals – 6.2%
Aerie Pharmaceuticals, Inc. A)	140	5,310
Intersect ENT, Inc. (A)	115	1,390
Novan, Inc. (A)	108	2,905
Revance Therapeutics, Inc. (A)	44	915

		10,520

Total Health Care – 23.2%		39,348

Industrials
Aerospace & Defense – 2.1%
Mercury Computer Systems, Inc. (A)	120	3,636

Building Products – 3.0%
American Woodmark Corp. (A)	28	2,130
PGT, Inc. (A)	253	2,901

		5,031

Construction & Engineering – 3.5%
MYR Group, Inc. (A)	156	5,889

Industrial Machinery – 1.0%
Kornit Digital Ltd. (A)	140	1,771

Trucking – 0.6%
YRC Worldwide, Inc. (A)	77	1,023

Total Industrials – 10.2%		17,350

Information Technology
Application Software – 2.1%
BlackLine, Inc. (A)	66	1,812
Zix Corp. (A)	356	1,757

		3,569

Communications Equipment – 1.9%
Oclaro, Inc. (A)	363	3,253

Internet Software & Services – 12.0%
2U, Inc. (A)	47	1,411
Cornerstone OnDemand, Inc. (A)	111	4,679
Mimecast Ltd. (A)	219	3,921
Q2 Holdings, Inc. (A)	147	4,247
SPS Commerce, Inc. (A)	88	6,170

		20,428

IT Consulting & Other Services – 0.7%
Unisys Corp. (A)	82	1,224

Semiconductor Equipment – 3.1%
PDF Solutions, Inc. (A)	236	5,322

Semiconductors – 2.7%
NVE Corp.	63	4,514

Systems Software – 1.1%
SecureWorks Corp., Class A (A)	172	1,824

Total Information Technology – 23.6%		40,134

Materials
Aluminum – 0.5%
Century Aluminum Co. (A)	91	782

Specialty Chemicals – 2.1%
Flotek Industries, Inc. (A)(B)	27	254
Flotek Industries, Inc. (A)	356	3,340

		3,594

Total Materials – 2.6%		4,376

Real Estate
Health Care REITs – 1.5%
Community Healthcare Trust, Inc.	112	2,573

Total Real Estate – 1.5%		2,573

Telecommunication Services
Integrated Telecommunication Services – 6.8%
8x8, Inc. (A)	459	6,570
GTT Communications, Inc. (A)	170	4,893

		11,463

Total Telecommunication Services – 6.8%		11,463

Utilities
Water Utilities – 1.1%
AquaVenture Holdings Ltd. (A)	73	1,793

Total Utilities – 1.1%		1,793

TOTAL COMMON STOCKS – 92.8%		$157,467
(Cost: $125,252)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 4.9%
Northern Illinois Gas Co.,
0.900%, 1–3–17	$5,369	5,369
PacifiCorp,
0.880%, 1–11–17	3,000	2,999

		8,368

Master Note – 2.4%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (D)	4,048	4,048

TOTAL SHORT-TERM SECURITIES – 7.3%		$12,416
(Cost: $12,416)

TOTAL INVESTMENT SECURITIES – 100.1%		$169,883
(Cost: $137,668)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(157)

NET ASSETS – 100.0%		$169,726

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $254 or 0.1% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$157,467	$—	$—
Short-Term Securities	—	12,416	—
Total	$157,467	$12,416	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$137,668

Gross unrealized appreciation	41,385
Gross unrealized depreciation	(9,170)

Net unrealized appreciation	$32,215

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.6%
DSW, Inc., Class A	1,243	$28,156
Duluth Holdings, Inc., Class B (A)	414	10,524

		38,680

Apparel, Accessories & Luxury Goods – 4.2%
Burberry Group plc (B)	1,823	33,639
Kate Spade & Co. (A)	1,550	28,945
lululemon athletica, Inc. (A)	609	39,595

		102,179

Auto Parts & Equipment – 1.8%
BorgWarner, Inc.	1,111	43,821

Homefurnishing Retail – 2.4%
Bed Bath & Beyond, Inc.	743	30,210
Williams – Sonoma, Inc.	583	28,218

		58,428

Leisure Products – 3.1%
Mattel, Inc.	1,006	27,712
Polaris Industries, Inc.	572	47,124

		74,836

Restaurants – 2.1%
Dunkin’ Brands Group, Inc.	969	50,809

Specialty Stores – 4.4%
Tiffany & Co.	677	52,455
Tractor Supply Co.	689	52,213

		104,668

Total Consumer Discretionary – 19.6%		473,421

Consumer Staples
Food Retail – 2.1%
Whole Foods Market, Inc.	1,635	50,298

Packaged Foods & Meats – 4.1%
Blue Buffalo Pet Products, Inc. (A)	1,301	31,287
Hain Celestial Group, Inc. (The) (A)	1,039	40,562
Lance, Inc.	714	27,379

		99,228

Total Consumer Staples – 6.2%		149,526

Energy
Oil & Gas Exploration & Production – 4.6%
Cabot Oil & Gas Corp.	1,046	24,431
Cimarex Energy Co.	171	23,227
Continental Resources, Inc. (A)	620	31,950
Noble Energy, Inc.	793	30,165

		109,773

Total Energy – 4.6%		109,773

Financials
Asset Management & Custody Banks – 3.2%
Northern Trust Corp.	605	53,882
Oaktree Capital Group LLC	589	22,072

		75,954

Financial Exchanges & Data – 3.1%
CME Group, Inc.	545	62,820
MarketAxess Holdings, Inc.	83	12,192

		75,012

Regional Banks – 3.7%
First Republic Bank	512	47,158
Signature Bank (A)	283	42,537

		89,695

Total Financials – 10.0%		240,661

Health Care
Biotechnology – 4.7%
ACADIA Pharmaceuticals, Inc. (A)	1,111	32,036
Alkermes plc (A)	834	46,333
BioMarin Pharmaceutical, Inc. (A)	427	35,407

		113,776

Health Care Equipment – 4.7%
Edwards Lifesciences Corp. (A)	512	47,987
Intuitive Surgical, Inc. (A)	104	66,169

		114,156

Health Care Facilities – 0.6%
Acadia Healthcare Co., Inc. (A)	395	13,079

Health Care Services – 1.9%
Diplomat Pharmacy, Inc. (A)	672	8,464
Laboratory Corp. of America Holdings (A)	280	35,893

		44,357

Health Care Supplies – 1.4%
Align Technology, Inc. (A)	359	34,486

Pharmaceuticals – 3.5%
Pacira Pharmaceuticals, Inc. (A)	289	9,325
Zoetis, Inc.	1,403	75,084

		84,409

Total Health Care – 16.8%		404,263

Industrials
Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	895	47,377

Building Products – 2.5%
A. O. Smith Corp.	526	24,903
Fortune Brands Home & Security, Inc.	641	34,284

		59,187

Construction Machinery & Heavy Trucks – 1.1%
Westinghouse Air Brake Technologies Corp.	325	26,991

Electrical Components & Equipment – 1.0%
Generac Holdings, Inc. (A)	622	25,343

Industrial Machinery – 1.8%
IDEX Corp.	411	37,031
Woodward, Inc.	98	6,768

		43,799

Research & Consulting Services – 4.0%
CoStar Group, Inc. (A)(C)	324	61,034
Verisk Analytics, Inc., Class A (A)	438	35,593

		96,627

Trading Companies & Distributors – 3.4%
Fastenal Co.	1,750	82,224

Total Industrials – 15.8%		381,548

Information Technology
Application Software – 4.9%
ANSYS, Inc. (A)	358	33,086
Ellie Mae, Inc. (A)	236	19,775
Guidewire Software, Inc. (A)	472	23,285
Mobileye N.V. (A)	841	32,064
Tyler Technologies, Inc. (A)	79	11,231

		119,441

Communications Equipment – 1.5%
Harris Corp.	343	35,196

Electronic Manufacturing Services – 2.2%
Trimble Navigation Ltd. (A)	1,765	53,227

Home Entertainment Software – 2.4%
Electronic Arts, Inc. (A)	741	58,325

Internet Software & Services – 5.6%
GrubHub, Inc. (A)	1,269	47,738
MercadoLibre, Inc.	231	36,062
Pandora Media, Inc. (A)	3,869	50,457

		134,257

Semiconductors – 3.7%
Maxim Integrated Products, Inc.	731	28,188
Microchip Technology, Inc.	954	61,226

		89,414

Systems Software – 3.6%
Red Hat, Inc. (A)	547	38,144
ServiceNow, Inc. (A)	648	48,163

		86,307

Total Information Technology – 23.9%		576,167

Materials
Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle–Gro Co. (The)	278	26,606

Total Materials – 1.1%		26,606

TOTAL COMMON STOCKS – 98.0%		$2,361,965
(Cost: $2,052,559)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 0.5%
Kroger Co. (The),
0.880%, 1–3–17	$2,000	2,000
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.500%, 1–3–17	8,425	8,424

Washington Gas Light Co.,
0.600%, 1–3–17	1,064	1,064

		11,488

TOTAL SHORT-TERM SECURITIES – 0.5%		$11,488
(Cost: $11,488)

TOTAL INVESTMENT SECURITIES – 98.5%		$2,373,453
(Cost: $2,064,047)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		36,386

NET ASSETS – 100.0%		$2,409,839

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $4,147 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Rate shown is the yield to maturity at December 31, 2016.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,361,965	$—	$—
Short-Term Securities	—	11,488	—
Total	$2,361,965	$11,488	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,064,047

Gross unrealized appreciation	542,411
Gross unrealized depreciation	(233,005)

Net unrealized appreciation	$309,406

SCHEDULE OF INVESTMENTS Ivy Mid Cap Income Opportunities Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 2.8%
Limited Brands, Inc.	123	$8,083

Apparel, Accessories & Luxury Goods – 2.8%
V.F. Corp.	151	8,046

Consumer Electronics – 2.8%
Garmin Ltd.	165	7,996

Home Furnishings – 2.8%
Leggett & Platt, Inc.	164	8,012

Leisure Products – 5.6%
Mattel, Inc.	294	8,104
Polaris Industries, Inc.	100	8,274

		16,378

Movies & Entertainment – 2.8%
Cinemark Holdings, Inc.	211	8,099

Restaurants – 2.8%
Cracker Barrel Old Country Store, Inc.	48	8,030

Total Consumer Discretionary – 22.4%		64,644
Consumer Staples
Household Products – 2.8%
Clorox Co. (The)	66	7,974

Packaged Foods & Meats – 2.8%
Kellogg Co.	109	8,047

Total Consumer Staples – 5.6%		16,021
Energy
Oil & Gas Drilling – 2.8%
Helmerich & Payne, Inc.	104	8,013

Oil & Gas Storage & Transportation – 5.6%
Plains All American Pipeline L.P.	248	8,011
Targa Resources Corp.	143	8,023

		16,034

Total Energy – 8.4%		24,047
Financials
Insurance Brokers – 2.8%
Arthur J. Gallagher & Co.	157	8,169

Regional Banks – 5.7%
Glacier Bancorp, Inc.	224	8,105
Umpqua Holdings Corp.	431	8,090

		16,195

Total Financials – 8.5%		24,364
Health Care
Health Care Equipment – 2.8%
Becton Dickinson & Co.	48	7,970

Health Care Facilities – 2.8%
HealthSouth Corp.	195	8,038

Health Care Supplies – 2.8%
Cardinal Health, Inc.	112	8,050

Total Health Care – 8.4%		24,058

Industrials
Diversified Support Services – 2.8%
KAR Auction Services, Inc.	188	8,012

Electrical Components & Equipment – 2.8%
Rockwell Automation, Inc.	60	8,095

Environmental & Facilities Services – 2.8%
Republic Services, Inc., Class A	142	8,078

Office Services & Supplies – 5.6%
Avery Dennison Corp.	115	8,051
HNI Corp.	146	8,151

		16,202

Total Industrials – 14.0%		40,387
Information Technology
Communications Equipment – 2.8%
Harris Corp.	79	8,047

Data Processing & Outsourced Services – 5.6%
Broadridge Financial Solutions, Inc.	120	7,950
Paychex, Inc.	132	8,055

		16,005

Semiconductors – 8.4%
Maxim Integrated Products, Inc.	208	8,035
Microchip Technology, Inc.	126	8,051
Xilinx, Inc.	135	8,133

		24,219

Total Information Technology – 16.8%		48,271
Materials
Fertilizers & Agricultural Chemicals – 2.8%
Scotts Miracle-Gro Co. (The)	84	8,032

Paper Packaging – 2.8%
Sonoco Products Co.	152	8,020

Specialty Chemicals – 2.8%
RPM International, Inc.	150	8,087

Total Materials – 8.4%		24,139
Real Estate
Residential REITs – 2.9%
American Campus Communities, Inc.	168	8,363

Total Real Estate – 2.9%		8,363
Utilities
Electric Utilities – 2.8%
OGE Energy Corp.	244	8,165

Total Utilities – 2.8%		8,165

TOTAL COMMON STOCKS – 98.2%		$282,459
(Cost: $250,014)

SHORT-TERM SECURITIES	Principal

Commercial Paper (A) – 2.3%
McDonalds Corp., 0.900%, 1–10–17	$3,000	2,999
Northern Illinois Gas Co., 0.900%, 1–3–17	1,684	1,684
Sysco Corp., 1.100%, 1–4–17	2,000	2,000

		6,683

Master Note – 1.4%
Toyota Motor Credit Corp., 0.860%, 1–4–17 (B)	3,884	3,884

TOTAL SHORT-TERM SECURITIES – 3.7%		$10,567
(Cost: $10,567)

TOTAL INVESTMENT SECURITIES – 101.9%		$293,026
(Cost: $260,581)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.9)%		(5,462)

NET ASSETS – 100.0%		$287,564

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2016.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$282,459	$—	$—
Short-Term Securities	—	10,567	—
Total	$282,459	$10,567	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$260,581

Gross unrealized appreciation	34,554
Gross unrealized depreciation	(2,109)

Net unrealized appreciation	$32,445

SCHEDULE OF INVESTMENTS Ivy Government Money Market Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Master Note
Toyota Motor Credit Corp., 0.860%, 1–4–17 (A)	$702	$702

Total Master Note – 0.3%		702

TOTAL CORPORATE OBLIGATIONS – 0.3%		$702
(Cost: $702)

MUNICIPAL OBLIGATIONS
California – 3.6%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA), 0.580%, 1–7–17 (A)	6,400	6,400
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA), 0.580%, 1–7–17 (A)	1,400	1,400

		7,800

Florida – 0.9%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA), 0.760%, 1–7–17 (A)	2,000	2,000

Minnesota – 1.1%
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA), 0.690%, 1–7–17 (A)	2,435	2,435

New York – 9.6%
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2008A (GTD by FHLMC), 0.680%, 1–7–17 (A)	12,000	12,000
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC), 0.650%, 1–7–17 (A)	2,800	2,800
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC), 0.650%, 1–7–17 (A)	6,000	6,000

		20,800

Rhode Island – 0.5%
RI Hsng and Mtg Fin Corp., Multi-Fam Mtg Rev Bonds (The Groves at Johnson Proj), Ser 2006 (GTD by FHLMC), 0.650%, 1–7–17 (A)	1,000	1,000

TOTAL MUNICIPAL OBLIGATIONS – 15.7%		$34,035
(Cost: $34,035)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 14.1%
U.S. Treasury Bills:
0.320%, 1–19–17	2,000	2,000
0.430%, 2–9–17	861	860
0.470%, 3–9–17	9,500	9,492
0.490%, 3–23–17	2,500	2,497
0.490%, 4–13–17	12,900	12,882
0.530%, 5–11–17	3,000	2,994

		30,725

Treasury Note – 3.7%
U.S. Treasury Notes: 0.730%, 1–2–17 (A)	8,040	8,039

		8,039

United States Government Agency Obligations – 67.1%
Federal Home Loan Bank:
0.570%, 4–20–17	6,400	6,389
0.650%, 5–23–17	2,300	2,294
0.690%, 7–26–17	3,000	3,000
0.750%, 8–23–17	4,000	4,000
Overseas Private Investment Corp. (GTD by U.S. Government):
0.700%, 1–3–17 (A)	11,513	11,513
0.690%, 1–4–17 (A)	7,700	7,700
0.700%, 1–4–17 (A)	20,959	20,959
0.720%, 1–4–17 (A)	17,450	17,450
0.690%, 1–7–17 (A)	10,100	10,100
0.700%, 1–7–17 (A)	36,933	36,933
0.720%, 1–7–17 (A)	12,301	12,301
0.750%, 1–7–17 (A)	10,000	10,000
0.560%, 1–12–17 (A)	3,250	3,250

		145,889

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 84.9%		$184,653
(Cost: $184,653)

TOTAL INVESTMENT SECURITIES – 100.9%		$219,390
(Cost: $219,390)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(1,959)

NET ASSETS – 100.0%		$217,431

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$702	$—
Municipal Obligations	—	34,035	—
United States Government and Government Agency Obligations	—	184,653	—
Total	$—	$219,390	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$219,390

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.0%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–18	$500	$541
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009, 6.000%, 6–1–39	750	831
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A, 5.125%, 1–1–34	750	807

		2,179

Arizona – 1.0%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	1,000	1,091
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	500	541
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009, 6.500%, 7–1–39	500	561

		2,193

Arkansas – 0.4%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A, 5.000%, 11–1–37	745	859

California – 12.8%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds, 1.219%, 8–1–17 (A)	1,000	1,000
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1, 1.820%, 4–1–24 (A)	1,500	1,501
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. – Total Road Impvt Prog), Ser 2012B, 5.250%, 6–1–42	345	376
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	460	491
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A, 5.000%, 6–1–36	1,000	1,049
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B, 5.250%, 12–1–17	415	427
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–22	350	372
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A, 5.000%, 10–1–37	500	515
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011, 5.000%, 5–15–21	1,365	1,493
CA Various Purp GO Bonds:
5.250%, 9–1–26	1,500	1,719
5.250%, 10–1–29	500	546
6.500%, 4–1–33	1,000	1,107
6.000%, 11–1–39	500	556

CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	2,000	2,257
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D, 5.000%, 6–1–34	1,190	1,373
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009, 5.125%, 7–1–25	500	527
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A, 5.000%, 6–1–30	1,000	1,123
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A, 5.000%, 9–1–34	750	843
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F, 5.000%, 1–1–34	500	538
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10–1–36	670	752
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8–1–21	250	281
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–19	250	285
Palomar, CA, Hlth GO Rfdg Bonds, Ser 2016B, 4.000%, 8–1–37	1,000	1,002
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
5.250%, 10–1–20	570	624
6.000%, 10–1–25	445	504
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	500	560
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B, 0.000%, 8–1–37 (B)	1,455	615
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	500	536
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	573
5.000%, 12–1–24	500	569
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A, 5.000%, 9–1–37	2,000	2,206
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A, 5.000%, 11–1–38	500	572
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A, 0.000%, 8–1–31 (B)	150	86
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	315	349

		27,327

Colorado – 1.8%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008, 5.000%, 12–1–25	500	536
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	500	550
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	500	545
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.125%, 12–1–30	500	523
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12–1–36	300	322

Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6–1–35	435	492
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	750	848

		3,816

Connecticut – 0.7%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.000%, 6–15–22	370	389
CT GO Bonds, Ser 2012D, 1.640%, 9–15–19 (A)	1,000	1,000

		1,389

District Of Columbia – 1.2%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC), 5.000%, 6–1–19	1,000	1,052
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	750	848
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	500	639

		2,539

Florida – 7.1%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B, 7.000%, 4–1–39	500	562
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	500	536
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	400	407
Fort Myers, FL, Cap Impvt and Rfdg Rev Bonds, Ser 2016 (Insured by BAMAC), 4.000%, 12–1–34	700	721
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10–1–35	300	332
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	555	594
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	600	706
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	500	546
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	500	555
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	500	538
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	500	585
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 5.000%, 10–1–17	500	514
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	500	621
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016, 5.000%, 8–1–36	1,000	1,060
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A, 5.000%, 10–1–37	2,005	2,238
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C, 5.000%, 5–15–30	1,000	1,126
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012, 5.250%, 10–1–30	750	815

Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 5.750%, 7–1–20	500	526
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–20	500	570
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016, 4.000%, 9–1–34	1,000	1,033
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10–15–22	500	561

		15,146

Georgia – 1.2%
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A, 1.238%, 1–1–24 (A)	2,000	1,980
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D, 5.750%, 1–1–20	500	534

		2,514

Hawaii – 1.3%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7–1–21	1,000	1,118
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A, 5.000%, 7–1–35	1,500	1,687

		2,805

Illinois – 7.2%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.000%, 5–1–26	150	147
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6–15–27	500	544
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC), 5.250%, 1–1–37	1,000	1,131
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 1–1–34	1,000	1,102
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C, 5.000%, 1–1–34	1,500	1,664
City of Chicago, Second Lien Water Rev Bonds, Ser 2014, 5.000%, 11–1–39	1,500	1,608
City of Chicago, Second Lien Water Rev Bonds, Ser 2000, 5.000%, 11–1–30	500	552
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016, 5.000%, 10–1–41	2,410	2,656
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	500	511
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.500%, 7–1–19	500	532
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC – Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	395	426
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	1,000	984
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2–1–32	695	783
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6–15–26	300	340
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–35	1,100	1,219
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B, 5.000%, 1–1–37	500	551
State of IL GO Bonds, 5.500%, 7–1–26	500	522

		15,272

Indiana – 1.0%
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	80	80
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac - Phase II), Ser 2008C, 5.000%, 7–1–17	500	510
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C, 5.000%, 1–1–39	1,000	1,113
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM), 5.250%, 1–15–32	500	522

		2,225

Iowa – 1.7%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 6.000%, 6–1–34	1,000	1,068
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016, 4.000%, 6–15–35	1,510	1,560
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	750	889

		3,517

Kansas – 1.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	500	534
Saint Marys, KS, Pollutn Ctl Rev Bonds (Westn Res, Inc. Proj), Ser 1994, 1.140%, 4–15–32 (A)	2,000	1,852
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012, 5.000%, 9–1–24	1,050	1,149

		3,535

Kentucky – 1.1%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90, 5.750%, 11–1–19	500	539
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	546
6.500%, 3–1–45	675	730
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A, 5.250%, 7–1–28	500	530

		2,345

Louisiana – 2.2%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6–1–24	500	580
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	750	846
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	500	542
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM), 5.000%, 12–1–26	1,500	1,701
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM), 5.000%, 12–1–22	1,000	1,103

		4,772

Maine – 1.2%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015, 5.000%, 7–1–34	2,255	2,578

Maryland – 0.7%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	548

MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 1.243%, 11–15–17 (A)	995	998

		1,546

Massachusetts – 0.5%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	485	520
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	595	624

		1,144

Michigan – 3.6%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	521
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A, 5.000%, 5–1–35	500	558
MI Fin Auth, Rev Bonds (Detroit Sch Dist), Ser 2011, 5.500%, 6–1–21	1,000	1,049
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12–1–35	500	557
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4–15–34	500	562
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I, 4.000%, 10–15–36	1,000	1,026
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	750	840
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4, 5.000%, 11–15–32	2,000	2,274
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	324

		7,711

Minnesota – 0.3%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	500	542

Mississippi – 0.4%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	827

Missouri – 4.5%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	137
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009:
5.625%, 5–15–19	600	659
5.625%, 5–15–39	150	162
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011, 5.500%, 2–15–31	750	819
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E, 5.000%, 4–1–40	2,000	2,206
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A, 5.000%, 12–1–37	1,000	1,111
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A, 5.000%, 12–1–40	1,000	1,108
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	352
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9–1–32	1,120	1,197

St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7–15–36 (B)	2,350	1,026
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	200	212
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	101
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	504

		9,594

Nebraska – 1.1%
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A, 5.000%, 2–1–33	1,000	1,126
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A, 5.000%, 2–1–41	1,000	1,115

		2,241

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	579
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.250%, 12–1–17	270	283
6.500%, 12–1–18	290	319

		1,181

New Hampshire – 0.4%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	150	169
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	500	572
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008, 6.000%, 7–1–38	180	180

		921

New Jersey – 3.2%
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	850	925
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012H, 1.620%, 2–1–17 (A)	2,000	2,000
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	500	530
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.000%, 12–1–19	500	534
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7–1–37	500	582
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	542
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (B)	2,000	576
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	500	562
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	435	495

		6,746

New Mexico – 0.0%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	55	56

New York – 9.7%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015, 5.250%, 7–1–35	750	825
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2–15–38	750	848
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM), 5.000%, 9–1–39	1,500	1,650
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11–15–36	1,500	1,694
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11–15–41	500	557
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11–15–34	1,000	1,131
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B, 1.200%, 7–1–29 (A)	1,300	1,211
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowk Power Corp. Proj), Ser 1985A (Insured by AMBAC), 1.928%, 12–1–23 (A)	1,380	1,330
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohawk Power Corp. Proj), Ser 2004A (Insured by Capital Assurance, Inc.), 1.928%, 7–1–29 (A)	1,280	1,246
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC), 0.980%, 5–1–34 (A)	2,000	1,840
NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8–1–30	1,000	1,146
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11–1–39	415	426
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	391
0.000%, 3–1–26 (B)	500	374
0.000%, 3–1–27 (B)	500	360
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6–15–37	1,500	1,709
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1, 5.000%, 7–15–37	1,000	1,138
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5–1–29	400	462
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	500	528
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12–15–31	1,500	1,751

		20,617

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.000%, 1–1–19	110	115
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A, 0.000%, 1–1–37 (B)	500	226

Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009, 6.000%, 6–1–34	500	555

		896

Ohio – 1.1%
American Muni Power, Inc., Greenup Hydroelectric Proj Rev Bonds, Ser 2016A, 4.000%, 2–15–35	1,000	1,020
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	500	564
OH Major New State Infra Proj Rev Bonds, Ser 2008-I, 6.000%, 6–15–17	395	404
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C, 6.000%, 11–15–27	360	367

		2,355

Oklahoma – 0.4%
Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC), 5.000%, 6–1–18	905	954

Oregon – 0.7%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A, 5.500%, 7–15–19	250	275
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three, 5.000%, 7–1–34	1,000	1,140

		1,415

Pennsylvania – 3.7%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A, 5.000%, 1–1–17	250	250
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 3.000%, 1–1–17	455	455
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A, 6.000%, 6–1–36	600	664
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	500	544
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–20	750	861
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	500	549
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–19	750	836
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12–1–20	420	484
5.750%, 12–1–28	1,080	1,232
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016, 5.000%, 6–1–38	1,000	1,088
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	400	436
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	445	476

		7,875

Rhode Island – 0.2%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	305	315

South Carolina – 0.5%
SC Pub Svc Auth, Tax–Exempt Rfdg and Impvt Rev Oblig, Ser 2015A, 5.000%, 12–1–29	1,000	1,146

Tennessee – 0.6%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	750	824
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C, 5.250%, 6–1–18	500	527

		1,351

Texas – 7.4%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.000%, 8–15–18	300	313
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Counties), Ser 2014, 5.000%, 11–15–39	1,000	1,082
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008, 5.250%, 3–15–19	355	372
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	500	575
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8–15–41	500	537
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12–1–34	1,000	961
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C, 5.000%, 3–1–17	500	504
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–33	1,000	1,034
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.500%, 5–15–31	1,000	1,173
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7–1–32	500	540
Howard Cnty, TX, GO Bonds, Ser 2008, 4.650%, 2–15–24	505	525
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A, 5.750%, 5–15–23	500	531
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 5.625%, 12–1–17	305	309
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	2,000	1,224
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A, 6.000%, 1–1–25	500	524
Pflugerville, TX, Ltd. Tax and Rfdg Bonds (Travis and Williamson Cntys), Ser 2016, 4.000%, 8–1–33	1,000	1,053
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008, 5.500%, 2–15–20	500	525
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.625%, 11–15–27	250	253
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015A, 5.250%, 11–15–35	400	411
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	325	341

TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	568
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	874
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC),
4.000%, 5–1–33	500	503
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8–15–37	1,000	1,085

		15,817

Utah – 0.2%
Midvale, UT, Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012,
2.000%, 10–15–17	465	468

Virgin Islands – 0.5%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	456
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
5.000%, 10–1–25	750	644

		1,100

Virginia – 0.4%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	547
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	266

		813

Washington – 0.4%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	300	338
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	500	511

		849

West Virginia – 0.3%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	548

Wisconsin – 1.6%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,083
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
4.000%, 11–15–33	1,000	1,019

WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12–1–41	750	840
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	555

		3,497

Wyoming – 0.2%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–18	500	521

TOTAL MUNICIPAL BONDS – 88.2%		$188,057
(Cost: $180,724)

SHORT-TERM SECURITIES
Commercial Paper (C) – 1.8%
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.640%, 1–25–17	2,000	1,999
Mondelez International, Inc.,
0.880%, 1–10–17	2,000	2,000

		3,999

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (D)	998	998

Municipal Obligations – 9.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.720%, 1–7–17 (D)	3,000	3,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.680%, 1–7–17 (D)	5,000	5,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.740%, 1–7–17 (D)	4,600	4,600
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.),
0.730%, 1–7–17 (D)	3,200	3,200
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.700%, 1–7–17 (D)	4,000	4,000

		19,800

TOTAL SHORT-TERM SECURITIES – 11.6%		$24,797
(Cost: $24,796)

TOTAL INVESTMENT SECURITIES – 99.8%		$212,854
(Cost: $205,520)

CASH AND OTHER ASSETS, NET OF LIABILITIES (E) – 0.2%		471

NET ASSETS – 100.0%		$213,325

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(B)	Zero coupon bond.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

(E)	Cash of $145 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	3-31-17	30	$(4,520)	$25

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$188,057	$—
Short-Term Securities	—	24,797	—
Total	$—	$212,854	$—
Futures Contracts	$25	$—	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$205,520

Gross unrealized appreciation	9,094
Gross unrealized depreciation	(1,760)

Net unrealized appreciation	$7,334

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Education Services – 0.1%
1155 Island Avenue LLC (A)(B)	6,578	$1,250

TOTAL COMMON STOCKS – 0.1%		$1,250
(Cost: $1,075)

CORPORATE DEBT SECURITIES	Principal
Education – 0.3%
1155 Island Avenue LLC: 10.000%, 12–11–24 (B)(C)	$2,960	2,961
10.000%, 12–11–24 (B)	310	311

		3,272

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$3,272
(Cost: $2,902)

MUNICIPAL BONDS
Alabama – 2.2%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6–1–21	1,000	1,117
DC Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A, 0.000%, 6–15–46 (D)	26,000	2,756
Fairfield, AL, GO Warrants, Ser 2012, 6.000%, 6–1–37	8,485	9,003
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10–1–53	7,500	8,879

		21,755

Alaska – 1.0%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	13,000	10,846

American Samoa – 0.4%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A, 6.625%, 9–1–35	5,000	4,732

Arizona – 1.0%
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A, 7.000%, 12–15–43	1,500	1,651
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A: 6.000%, 12–1–27	2,390	2,570
6.250%, 12–1–42	2,150	2,284
6.250%, 12–1–46	1,000	1,061
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	3,500	3,950

		11,516

California – 8.9%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	4,000	4,365
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A, 5.000%, 7–1–41	1,750	1,726

CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B, 8.000%, 10–1–22	400	470
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B, 6.000%, 9–1–30	2,040	2,195
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–42	1,200	1,243
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015, 7.000%, 6–1–45	4,000	3,249
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013: 5.625%, 11–1–33	1,400	1,433
5.875%, 11–1–43	1,890	1,941
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.000%, 12–1–46	3,000	3,045
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009: 6.625%, 11–15–24	2,490	2,778
7.000%, 11–15–29	2,000	2,231
7.250%, 11–15–41	6,000	6,671
CA Various Purp GO Bonds, 6.000%, 4–1–35	500	547
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013, 5.125%, 9–15–42	2,760	2,968
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1: 5.000%, 6–1–33	2,275	2,064
5.125%, 6–1–47	13,140	11,664
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 4.000%, 11–1–39	5,700	5,200
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part: 6.750%, 11–1–19	2,935	3,345
6.000%, 11–1–41	3,000	3,272
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds, 8.000%, 8–1–38	100	102
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011: 8.000%, 12–1–26	1,400	1,741
8.000%, 12–1–31	9,400	11,381
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	8,000	8,749
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	17,395	16,629

		99,009

Colorado – 2.9%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	5,715	5,861
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10–1–40	5,000	5,343
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	85	95
CO Edu and Cultural Fac Auth, Charter Sch Rev Dev and Rfdg Bonds (Windsor Charter Academy Proj), Ser 2016: 3.875%, 9–1–26	570	530
5.000%, 9–1–36	1,000	943
5.000%, 9–1–46	1,390	1,259

CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014, 5.750%, 1–1–44	3,250	3,437
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012: 6.750%, 6–1–32 (E)	2,610	2,095
7.125%, 6–1–47 (E)	3,000	2,407
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11–15–40	1,250	1,455
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax GO Rfdg and Impvt Bonds, Ser 2016A, 5.000%, 12–1–45	1,250	1,160
Leyden Rock Metro Dist No. 10 (Arvada, CO), Ltd. Tax Subordinate GO Rfdg and Impvt Bonds, Ser 2016B, 7.250%, 12–15–45	500	450
Littleton Vlg Metro Dist No. 2, Ltd. Tax GO and Spl Rev Bonds, Ser 2015, 5.375%, 12–1–45	1,700	1,616
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,393
Sierra Ridge Metro Dist No. 2, Ltd. Tax GO Bonds, Ser 2016A: 4.500%, 12–1–31	750	706
5.500%, 12–1–46	1,500	1,500

		32,250

Connecticut – 0.3%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A, 5.000%, 9–1–46	1,000	933
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	2,000	2,249

		3,182

Delaware – 0.6%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010, 5.375%, 10–1–45	7,000	7,198

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 0.000%, 10–1–44 (D)	1,000	1,104

Florida – 3.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009: 6.500%, 11–1–29	875	935
6.750%, 11–1–39	2,060	2,209
Cap Trust Agy, First Mtg Rev Bonds (Silver Creek St. Augustin Proj), Ser 2014A, 8.250%, 1–1–49	3,000	2,437
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A, 5.750%, 1–1–50	645	586
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B, 7.000%, 1–1–35	555	542
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A: 6.000%, 9–15–40	4,000	4,093
6.125%, 6–15–43	5,500	5,835
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A: 6.000%, 6–15–34	110	110
6.125%, 6–15–44	5,300	5,262
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A, 6.000%, 6–15–35	2,000	2,010

FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B, 7.500%, 6–15–18	400	407
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	6,000	6,495
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A, 6.000%, 9–15–45	3,250	3,241
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A, 5.000%, 10–1–40	2,000	2,180
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A, 5.375%, 10–1–47	2,000	2,139

		38,481

Georgia – 1.1%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A: 6.000%, 7–1–36	1,250	1,138
6.000%, 7–1–51	2,000	1,753
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A, 7.250%, 1–1–46	9,000	8,906

		11,797

Guam – 0.5%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A: 6.625%, 12–1–30	1,400	1,478
6.875%, 12–1–40	3,500	3,721

		5,199

Hawaii – 0.6%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A, 9.000%, 11–15–44	4,200	5,061
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5–15–42	2,000	2,023

		7,084

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A: 6.250%, 7–1–40	1,000	1,041
6.250%, 7–1–45	550	572

		1,613

Illinois – 10.6%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	4,160	4,033
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A, 6.870%, 2–15–24	1,100	1,103
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B, 5.000%, 1–1–35	3,000	3,250
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	6,000	5,231
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D, 5.000%, 1–1–46	2,000	2,147
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A, 5.750%, 1–1–39	1,000	1,121
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	2,000	2,044
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	100	103

IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–44	12,000	12,256
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A: 8.000%, 5–15–40	17,000	19,039
8.000%, 5–15–46	2,500	2,792
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.625%, 5–15–42	5,300	5,496
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	9,500	9,708
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A: 5.875%, 2–15–26	1,000	1,001
5.875%, 2–15–38	3,000	3,002
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	500	511
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	1,500	1,528
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A, 7.000%, 7–1–41	6,000	6,176
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	1,460	1,594
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	240	249
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	4,220	4,292
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010: 7.250%, 11–15–40	1,100	1,152
7.375%, 11–15–45	1,500	1,570
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12–1–32	4,930	5,021
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A: 5.750%, 12–1–35	2,705	2,827
5.625%, 12–1–41	3,365	3,421
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A, 5.500%, 12–1–43	5,000	4,735
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12–1–31	1,505	1,458
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 8.000%, 12–1–29	1,840	1,265
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	9,785	10,406

		118,531

Indiana – 3.4%
City of Carmel, IN, Rev Bonds, Ser 2012A: 7.000%, 11–15–27	1,575	1,724
7.000%, 11–15–32	2,000	2,173
7.125%, 11–15–42	7,500	8,157
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	5	5
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6–1–39	10,000	9,904
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	3,170	3,385

Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	5,000	4,909
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	1,880	2,182
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	200	214
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006, 5.350%, 1–15–27	3,355	3,344
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016, 4.000%, 1–15–32	1,600	1,448

		37,445

Kansas – 1.2%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009: 6.250%, 9–1–24	1,145	1,201
7.000%, 9–1–38	500	534
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
4.480%, 9–1–30 (F)	1,000	985
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A, 5.750%, 9–1–32	4,000	3,911
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	4,000	4,165
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016, 5.000%, 12–1–34	3,000	2,917

		13,713

Kentucky – 2.4%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A: 6.375%, 6–1–40	12,000	12,950
6.500%, 3–1–45	6,000	6,489
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A, 5.750%, 7–1–49	5,000	5,425
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010, 6.375%, 8–1–40	2,000	2,135

		26,999

Louisiana – 1.3%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A, 5.625%, 6–1–45	5,000	4,937
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj – Phase IIA), Ser 2014A, 8.375%, 7–1–39 (E)	13,500	6,365
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7–1–39 (E)	6,000	2,827

		14,129

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (Eastn ME Med Ctr Oblig Group Issue), Ser 2013, 5.000%, 7–1–43	2,000	2,022

Maryland – 0.3%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	500	539

MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,350	3,316

		3,855

Massachusetts – 2.0%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
1.511%, 1–1–31 (F)	25,000	21,813

Michigan – 4.0%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	221
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	3,485	3,601
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	3,000	3,000
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	992
7.450%, 10–1–41	2,000	1,993
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,684
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45 (E)	13,000	7,798
MI Fin Auth, State Aid Rev Notes (Detroit Sch Dist), Ser 2001A-1,
8.000%, 10-1-30 (E)	2,480	1,488
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,715
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	14,000	14,070
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	5,660	5,429

		44,991

Minnesota – 0.4%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	3,675	3,967

Missouri – 2.0%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	395	441
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	1,000	994
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	157
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	241
5.400%, 10–1–26	385	354
5.500%, 10–1–31	425	375
5.550%, 10–1–36	325	277

Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	1,540	1,448
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (D)	988	143
5.750%, 4–1–55	715	620
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	915	930
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011,
7.250%, 4–1–30	5,000	5,242
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	730	743
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (D)	750	327
0.000%, 7–15–37 (D)	1,500	624
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (E)	3,950	1,381
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	107
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,035	1,037
6.500%, 1–1–35	3,000	3,004
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29 (E)	1,000	617
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	212
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	3,000	3,001

		22,275

Nebraska – 0.8%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	5,000	5,489
5.000%, 9–1–42	3,000	3,223

		8,712

Nevada – 0.0%
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	299

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,593

New Jersey – 2.2%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,064
5.000%, 6–15–28	1,000	1,059
5.000%, 6–15–29	500	528
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000A,
5.625%, 11–15–30	2,500	2,723
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7–1–46	2,355	2,527
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A Sr Current Int Bonds,
4.750%, 6–1–34	5,000	4,337

Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A, 5.000%, 6–1–41	13,750	12,041

		24,279

New Mexico – 0.3%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7–1–42	2,750	2,913

New York – 6.6%
Brooklyn Arena Local Dev Corp., PILOT Rev Rfdg Bonds (Barclays Ctr), Ser 2016A (Insured by AGM), 5.000%, 7–15–42	2,000	2,167
Build NYC Res Corp., Rev Bonds (Albert Einstein Sch of Medicine, Inc. Proj), Ser 2015, 5.500%, 9–1–45	2,400	2,549
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM), 5.000%, 10–1–22	1,000	1,110
Glen Cove Local Econ Assistance Corp., Convertible Cap Apprec Rev Bonds (Garvies Point Pub Impvt Proj), Ser 2016C, 0.000%, 1–1–55 (D)	5,000	3,425
MTA Hudson Rail Yards Trust Oblig, Ser 2016A, 5.000%, 11–15–56	5,000	5,422
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2, 6.500%, 1–1–32	5,269	5,244
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1–1–49	9,000	8,883
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1–1–49	2,179	2,151
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7–1–20	3,768	3,738
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1–1–49	7,730	1,293
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6–1–46	7,000	6,400
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014, 5.000%, 11–15–44	15,000	15,539
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	11,500	11,073
TSASC, Inc., Tob Stlmt Asset-Bkd Bonds, Ser 2006-1, 5.000%, 6–1–34	5,000	4,782

		73,776

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A, 6.000%, 1–1–39	1,520	1,591

Ohio – 1.6%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5–15–40	2,510	2,757

Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2–15–48	8,000	8,245
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A, 6.500%, 11–15–39	1,225	1,246
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	500	567
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012, 6.000%, 12–1–42	3,750	4,113
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B, 5.500%, 5–15–28	775	788

		17,716

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005: 6.125%, 11–15–25	1,860	1,842
6.000%, 11–15–38	7,495	7,242

		9,084

Oregon – 0.4%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5–15–42	1,900	2,046
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A: 6.125%, 9–1–30	900	941
6.375%, 9–1–40	1,750	1,836

		4,823

Pennsylvania – 5.8%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	200	228
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010, 6.125%, 1–1–45	5,000	5,228
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	12,500	12,171
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010, 6.000%, 7–1–43	2,530	2,900
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7–1–21	1,000	1,089
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 0.000%, 12–1–38 (D)	18,000	21,135
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010, 6.375%, 11–15–40	1,000	1,065
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,495
7.625%, 12–15–41	6,925	7,656
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12–15–41	3,500	3,807
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8–1–40	755	822

Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016, 5.000%, 6–1–46	2,265	2,142
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992, 7.300%, 7–1–12 (E)	70	17

		64,755

Puerto Rico – 5.0%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7–1–35 (E)	11,000	7,411
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C, 6.500%, 7–1–40 (E)	3,000	1,909
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A: 5.750%, 7–1–28 (E)	3,000	1,871
5.500%, 7–1–39 (E)	5,000	3,112
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien), 5.250%, 7–1–24	9,000	6,940
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–47	12,000	9,106
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	2,415	1,602
PR Elec Power Auth, Power Rev Bonds, Ser 2012A, 5.000%, 7–1–42	5,000	3,319
PR Elec Power Auth, Power Rev Bonds, Ser 2013A, 7.000%, 7–1–43	14,000	9,285
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U, 5.250%, 7–1–42 (E)	8,755	4,892
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B: 6.000%, 8–1–25 (E)	5,025	402
6.000%, 8–1–26 (E)	1,000	80
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,500	2,640
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A, 5.375%, 8–1–39	5,000	2,350
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C, 6.500%, 8–1–35	1,000	495

		55,414

South Carolina – 0.2%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1–1–34	1,550	1,756

Tennessee – 0.2%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A, 5.000%, 7–1–40	2,000	2,219

Texas – 15.1%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A, 4.375%, 8–15–36	640	582
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	3,150	3,475
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	500	575
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010: 0.000%, 1–1–36 (D)	500	216
0.000%, 1–1–40 (D)	500	178

Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A, 5.000%, 1–1–45	4,000	4,271
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013: 5.000%, 1–1–33	6,000	6,433
5.000%, 1–1–42	3,000	3,170
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11–1–45	8,000	8,548
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4–1–53	10,000	11,035
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A: 8.625%, 9–1–29	120	128
9.000%, 9–1–38	1,245	1,330
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	500	529
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008: 6.000%, 2–15–33	2,000	2,068
6.000%, 2–15–38	250	258
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A, 6.875%, 5–15–41	3,800	4,614
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B: 5.000%, 7–1–25	1,000	1,115
5.000%, 7–1–26	2,680	2,989
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,249
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	2,425	2,619
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 6.875%, 12–1–24	2,540	2,587
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016: 5.000%, 7–1–36	1,250	1,252
5.000%, 7–1–46	2,000	1,940
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A, 5.000%, 8–15–46	4,000	3,696
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9–1–43 (D)	11,000	11,039
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A: 6.250%, 8–15–29	350	377
6.500%, 8–15–39	200	222
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7–1–38	12,870	5,793
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016, 5.000%, 5–15–45	4,000	3,762
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007: 5.500%, 11–15–22	2,000	2,034
5.625%, 11–15–27	250	253
5.750%, 11–15–37	6,840	6,903
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2015B-1, 4.500%, 11–15–21	4,000	4,010
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A: 4.625%, 11–15–29 (E)	2,500	2,000
4.875%, 11–15–39 (E)	5,000	4,000

TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	3,000	3,164
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,338
7.500%, 6–30–33	2,700	3,146
7.000%, 6–30–40	13,430	15,407
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	12,975	14,735
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	7,000	7,945
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	2,000	2,332
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	10,000	10,968
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8–15–34	5,000	5,774

		172,059

Utah – 0.5%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7–15–30	1,015	1,082
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7–15–45	2,100	2,275
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7–15–40	2,160	2,252

		5,609

Virgin Islands – 0.8%
VI Pub Fin Auth, Rev Bonds (VI Matching Fund Loan Note), Ser 2010A, 5.000%, 10–1–25	3,330	2,839
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A:
6.625%, 10–1–29	3,135	3,028
6.750%, 10–1–37	3,000	2,941

		8,808

Virginia – 2.2%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,039	2,769
2.000%, 10–1–48	983	46
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	450	495
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	365	392
7.500%, 7–1–29	25	27
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A, 6.875%, 3–1–36	4,300	4,755
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. – Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	350	344
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	6,650	7,479
5.500%, 1–1–42	7,500	8,041

		24,348

Washington – 1.4%
Indl Dev Corp of the Port of Seattle, Spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012, 5.000%, 4–1–30	4,000	4,151
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	1,610	1,679
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009: 6.250%, 7–1–24	795	878
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A, 7.500%, 1–1–49	8,000	9,115

		15,823

West Virginia – 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10–1–37	4,000	4,205

Wisconsin – 2.0%
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A, 5.000%, 6–15–46	6,000	5,131
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016, 5.250%, 12–1–39	4,000	3,620
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7–1–42	5,000	5,087
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A, 6.125%, 6–1–35	1,220	1,397
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A, 5.125%, 2–1–46	4,000	3,620
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6–15–45	4,000	3,791

		22,646

TOTAL MUNICIPAL BONDS – 97.6%		$1,088,934
(Cost: $1,103,301)

SHORT-TERM SECURITIES
Master Note – 0.1%
Toyota Motor Credit Corp., 0.860%, 1–4–17 (G)	853	853

Municipal Obligations – 0.6%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA), 0.580%, 1–7–17 (G)	7,232	7,232

TOTAL SHORT-TERM SECURITIES – 0.7%		$8,085
(Cost: $8,085)

TOTAL INVESTMENT SECURITIES – 98.7%		$1,101,541
(Cost: $1,115,363)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		14,577

NET ASSETS – 100.0%		$1,116,118

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Payment-in-kind bonds.

(D)	Zero coupon bond.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$1,250
Corporate Debt Securities	—	3,272	—
Municipal Bonds	—	1,088,934	—
Short-Term Securities	—	8,085	—
Total	$—	$1,100,291	$1,250

During the period ended December 31, 2016, securities totaling $1,250 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities. Transfers in to Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,115,363

Gross unrealized appreciation	61,845
Gross unrealized depreciation	(75,667)

Net unrealized depreciation	$(13,822)

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate
Diversified REITs – 2.7%
Liberty Property Trust	350	$13,817
STORE Capital Corp.	168	4,159

		17,976

Health Care REITs – 10.5%
HCP, Inc.	397	11,787
Healthcare Trust of America, Inc., Class A	221	6,419
Omega Healthcare Investors, Inc.	242	7,552
Physicians Realty Trust	398	7,544
Ventas, Inc.	203	12,687
Welltower, Inc.	346	23,131

		69,120

Hotel & Resort REITs – 6.3%
Apple Hospitality REIT, Inc.	168	3,361
Host Hotels & Resorts, Inc.	942	17,752
LaSalle Hotel Properties	91	2,779
Pebblebrook Hotel Trust	115	3,433
RLJ Lodging Trust	275	6,732
Sunstone Hotel Investors, Inc.	475	7,238

		41,295

Industrial REITs – 8.8%
Duke Realty Corp.	555	14,749
First Industrial Realty Trust, Inc.	408	11,430
ProLogis	606	32,009

		58,188

Office REITs – 18.0%
Alexandria Real Estate Equities, Inc.	170	18,881
Boston Properties, Inc.	132	16,615
Brandywine Realty Trust	694	11,464
Corporate Office Properties Trust	346	10,796
Highwoods Properties, Inc.	254	12,931
HRPT Properties Trust (A)	87	2,637
Kilroy Realty Corp.	219	16,018
SL Green Realty Corp.	56	5,973
Vornado Realty Trust	226	23,620

		118,935

Residential REITs – 17.4%
American Campus Communities, Inc.	164	8,152
Apartment Investment and Management Co., Class A	226	10,275
AvalonBay Communities, Inc.	127	22,487
Education Realty Trust, Inc.	249	10,545
Equity Lifestyle Properties, Inc.	108	7,820
Equity Residential	162	10,412
Essex Property Trust, Inc.	47	10,945
Mid-America Apartment Communities, Inc.	162	15,892
Sun Communities, Inc.	145	11,101
UDR, Inc.	197	7,187

		114,816

Retail REITs – 20.4%
Agree Realty Corp.	130	5,968
Brixmor Property Group, Inc.	530	12,947
Federal Realty Investment Trust	57	8,122
General Growth Properties, Inc.	699	17,449
Kimco Realty Corp.	615	15,472
Pennsylvania Real Estate Investment Trust	170	3,216
Regency Centers Corp.	235	16,224
Simon Property Group, Inc.	260	46,190
Weingarten Realty Investors	241	8,636

		134,224

Specialized REITs – 14.4%
CubeSmart	178	4,766
CyrusOne, Inc.	208	9,299
Digital Realty Trust, Inc.	89	8,716
DuPont Fabros Technology, Inc.	192	8,434
Equinix, Inc.	64	22,950
Extra Space Storage, Inc.	202	15,587
Public Storage, Inc.	113	25,255

		95,007

Total Real Estate – 98.5%		649,561

TOTAL COMMON STOCKS – 98.5%		$649,561
(Cost: $479,120)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.4%
BMW U.S. Capital LLC (GTD by BMW AG),
0.650%, 1–6–17	$5,000	4,999
Kroger Co. (The),
0.880%, 1–3–17	3,000	3,000
Sysco Corp.,
1.100%, 1–4–17	4,000	4,000
Washington Gas Light Co.,
0.600%, 1–3–17	3,448	3,448

		15,447

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (C)	79	79

TOTAL SHORT-TERM SECURITIES – 2.4%		$15,526
(Cost: $15,526)

TOTAL INVESTMENT SECURITIES – 100.9%		$665,087
(Cost: $494,646)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(5,617)

NET ASSETS – 100.0%		$659,470

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$649,561	$—	$—
Short-Term Securities	—	15,526	—
Total	$649,561	$15,526	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$494,646

Gross unrealized appreciation	173,057
Gross unrealized depreciation	(2,616)

Net unrealized appreciation	$170,441

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Consumer Electronics – 1.8%
Garmin Ltd.	1,440	$69,839

Total Consumer Discretionary – 1.8%		69,839
Consumer Staples

Agricultural Products – 0.1%
Arcadia Biosciences, Inc. (A)(B)	2,880	2,649

Total Consumer Staples – 0.1%		2,649
Health Care
Biotechnology – 8.6%
Alexion Pharmaceuticals, Inc. (A)	162	19,870
Evogene Ltd. (A)(B)	1,715	8,728
Ionis Pharmaceuticals, Inc. (A)	3,217	153,869
Kite Pharma, Inc. (A)	371	16,649
Vertex Pharmaceuticals, Inc. (A)	1,760	129,622

		328,738

Health Care Equipment – 0.3%
Avinger, Inc. (A)(B)	3,395	12,561

Health Care Facilities – 1.5%
Hologic, Inc. (A)	492	19,727
Tenet Healthcare Corp. (A)	2,506	37,182

		56,909

Health Care Technology – 2.9%
Cerner Corp. (A)	2,306	109,245

Managed Health Care – 1.0%
Cigna Corp.	295	39,323

Pharmaceuticals – 2.1%
Teva Pharmaceutical Industries Ltd. ADR	2,261	81,969

Total Health Care – 16.4%		628,745
Industrials
Building Products – 0.1%
Advanced Drainage Systems, Inc.	154	3,171

Total Industrials – 0.1%		3,171
Information Technology
Application Software – 11.1%
ACI Worldwide, Inc. (A)(B)	8,116	147,313
Aspen Technology, Inc. (A)	2,699	147,565
Globant S.A. (A)	571	19,051
Mobileye N.V. (A)	1,403	53,476
Silver Spring Networks, Inc. (A)(B)	4,313	57,412

		424,817

Data Processing & Outsourced Services – 13.4%
Alliance Data Systems Corp.	840	191,940
Euronet Worldwide, Inc. (A)	2,150	155,690
QIWI plc ADR	1,223	15,612
WNS (Holdings) Ltd. ADR (A)(B)	5,563	153,273

		516,515

Electronic Components – 2.3%
Universal Display Corp. (A)	1,596	89,882

Internet Software & Services – 11.9%
Alibaba Group Holding Ltd. ADR (A)	996	87,494
Alphabet, Inc., Class A (A)	113	89,151
Alphabet, Inc., Class C (A)	147	113,105
Facebook, Inc., Class A (A)	1,154	132,802
Pandora Media, Inc. (A)	2,499	32,589

		455,141

IT Consulting & Other Services – 4.0%
Acxiom Corp. (A)	3,805	101,966
CSRA, Inc.	1,608	51,186

		153,152

Semiconductor Equipment – 1.3%
Nanometrics, Inc. (A)	588	14,743
Photronics, Inc. (A)	3,255	36,781

		51,524

Semiconductors – 22.6%
Cypress Semiconductor Corp.	7,654	87,556
Dialog Semiconductor plc (A)(C)	982	41,527
Intel Corp.	1,598	57,941
Marvell Technology Group Ltd.	4,110	57,007
Micron Technology, Inc. (A)	10,614	232,661
Microsemi Corp. (A)	3,920	211,554
Rambus, Inc. (A)(B)	6,452	88,843
Semtech Corp. (A)	2,816	88,840

		865,929

Systems Software – 4.9%
Microsoft Corp.	3,029	188,247

Technology Hardware, Storage & Peripherals – 1.0%
Hewlett-Packard Co.	2,586	38,375

Total Information Technology – 72.5%		2,783,582
Materials
Commodity Chemicals – 0.7%
BioAmber, Inc. (A)(B)	4,664	25,652

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	2,608	5,581

Total Materials – 0.8%		31,233
Real Estate
Specialized REITs – 1.8%
QTS Realty Trust, Inc., Class A	1,366	67,797

Total Real Estate – 1.8%		67,797
Telecommunication Services
Alternative Carriers – 2.2%
Zayo Group Holdings, Inc. (A)	2,578	84,697

Total Telecommunication Services – 2.2%		84,697
Utilities
Independent Power Producers & Energy Traders – 1.1%
Atlantica Yield plc	2,172	42,035

Total Utilities – 1.1%		42,035

TOTAL COMMON STOCKS – 96.8%		$3,713,748
(Cost: $2,485,506)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc., expires 5–9–17 (B)(D)	1,276	778

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–23 (B)(D)(E)	2,390	550

TOTAL WARRANTS – 0.0%		$1,328
(Cost: $447)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.6%
Marrone Bio Innovations, Inc., 8.000%, 8–20–20 (B)(E)	$23,900	23,953

Total Materials – 0.6%		23,953

TOTAL CORPORATE DEBT SECURITIES – 0.6%		$23,953
(Cost: $23,900)

SHORT-TERM SECURITIES
Commercial Paper(F) – 2.0%
BMW U.S. Capital LLC (GTD by BMW AG),
0.650%, 1–6–17	10,000	9,999
CVS Health Corp.,
0.890%, 1–17–17	5,000	4,998
Danaher Corp.,
0.700%, 1–4–17	10,000	9,999
Kroger Co. (The),
0.880%, 1–3–17	5,000	5,000
McDonalds Corp.,
0.900%, 1–10–17	5,000	4,999
Medtronic Global Holdings SCA,
0.811%, 1–9–17	5,000	4,999
Northern Illinois Gas Co.:
0.880%, 1–11–17	7,400	7,398
0.870%, 1–12–17	5,000	4,999
0.880%, 1–13–17	5,000	4,998

River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.710%, 1–31–17	3,000	2,998
Sysco Corp.,
1.100%, 1–4–17	7,000	6,999
Wisconsin Electric Power Co.:
0.850%, 1–9–17	3,000	2,999
0.850%, 1–10–17	5,000	4,999

		75,384

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.860%, 1–4–17 (G)	3,200	3,200

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.700%, 1–7–17 (G)	15,700	15,700

TOTAL SHORT-TERM SECURITIES – 2.5%		$94,284
(Cost: $94,285)

TOTAL INVESTMENT SECURITIES – 99.9%		$3,833,313
(Cost: $2,604,138)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		4,170

NET ASSETS – 100.0%		$3,837,483

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Restricted securities. At December 31, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$23,900	$23,900	$23,953

		Shares
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	2,390	$—	$550
			$23,900	$24,503

The total value of these securities represented 0.6% of net assets at December 31, 2016.

(F)	Rate shown is the yield to maturity at December 31, 2016.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,713,748	$—	$—
Warrants	778	550	—
Corporate Debt Securities	—	23,953	—
Short-Term Securities	—	94,284	—
Total	$3,714,526	$118,787	$—

During the period ended December 31, 2016, securities totaling $2,240 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,604,138

Gross unrealized appreciation	1,449,300
Gross unrealized depreciation	(220,125)

Net unrealized appreciation	$1,229,175

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel Retail – 1.6%
Burlington Stores, Inc. (A)	170	$14,416

Apparel, Accessories & Luxury Goods – 0.5%
Oxford Industries, Inc.	74	4,438

Automotive Retail – 1.2%
Monro Muffler Brake, Inc.	195	11,131

Distributors – 4.0%
Core-Mark Holding Co., Inc.	314	13,524
Pool Corp. (B)	213	22,235

		35,759

General Merchandise Stores – 0.9%
Ollie’s Bargain Outlet Holdings, Inc. (A)	287	8,168

Homebuilding – 1.1%
Installed Building Products, Inc. (A)	253	10,453

Leisure Facilities – 1.5%
Vail Resorts, Inc.	84	13,535

Leisure Products – 0.6%
Nautilus Group, Inc. (The) (A)	278	5,136

Restaurants – 5.4%
Dave & Buster’s Entertainment, Inc. (A)	402	22,624
Texas Roadhouse, Inc., Class A	337	16,243
Wingstop, Inc.	322	9,525

		48,392

Specialty Stores – 0.8%
Party City Holdco, Inc. (A)	505	7,172

Total Consumer Discretionary – 17.6%		158,600
Consumer Staples
Packaged Foods & Meats – 1.6%
Lance, Inc. (B)	381	14,604

Total Consumer Staples – 1.6%		14,604
Energy
Oil & Gas Equipment & Services – 2.1%
Forum Energy Technologies, Inc. (A)	198	4,365
RPC, Inc.	348	6,900
Superior Energy Services, Inc.	350	5,901
U.S. Silica Holdings, Inc.	24	1,360

		18,526

Oil & Gas Exploration & Production – 2.4%
Parsley Energy, Inc., Class A (A)	210	7,415
Petroleum Development Corp. (A)	93	6,779
RSP Permian, Inc. (A)	177	7,902

		22,096

Total Energy – 4.5%		40,622
Financials
Regional Banks – 7.5%
Ameris Bancorp	125	5,428
Cathay General Bancorp	143	5,431
Home BancShares, Inc.	674	18,710
SVB Financial Group (A)	209	35,836
Western Alliance Bancorp. (A)	37	1,787

		67,192

Thrifts & Mortgage Finance – 1.1%
LendingTree, Inc. (A)	98	9,882

Total Financials – 8.6%		77,074
Health Care
Health Care Equipment – 7.1%
Inogen, Inc. (A)	224	15,046
iRhythm Technologies, Inc. (A)	145	4,337
K2M Group Holdings, Inc. (A)	461	9,230
Nevro Corp. (A)	168	12,185
NuVasive, Inc. (A)	130	8,730
NxStage Medical, Inc. (A)	368	9,648
Penumbra, Inc. (A)	81	5,181

		64,357

Health Care Facilities – 1.2%
Surgical Care Affiliates, Inc. (A)	241	11,164

Health Care Services – 4.7%
AMN Healthcare Services, Inc. (A)	754	29,007
Envision Healthcare Holdings, Inc. (A)	206	13,031

		42,038

Life Sciences Tools & Services – 1.3%
Cambrex Corp. (A)	211	11,356

Managed Health Care – 1.4%
HealthEquity, Inc. (A)	305	12,371

Total Health Care – 15.7%		141,286
Industrials
Aerospace & Defense – 2.7%
HEICO Corp.	100	7,700
Mercury Computer Systems, Inc. (A)	556	16,811

		24,511

Air Freight & Logistics – 1.0%
XPO Logistics, Inc. (A)	205	8,856

Construction & Engineering – 1.6%
Dycom Industries, Inc. (A)	179	14,332

Diversified Support Services – 0.8%
Ritchie Bros. Auctioneers, Inc.	212	7,215

Industrial Machinery – 2.5%
John Bean Technologies Corp.	120	10,297
Woodward, Inc.	176	12,132

		22,429

Trading Companies & Distributors – 4.2%
Beacon Roofing Supply, Inc. (A)	234	10,762
Watsco, Inc. (B)	185	27,417

		38,179

Trucking – 1.2%
Knight Transportation, Inc.	322	10,639

Total Industrials – 14.0%		126,161
Information Technology
Application Software – 11.5%
BroadSoft, Inc. (A)	326	13,443
Descartes Systems Group, Inc. (The) (A)(C)	71	1,519
Ellie Mae, Inc. (A)	81	6,736
HubSpot, Inc. (A)	209	9,809
Manhattan Associates, Inc. (A)	293	15,533
Paycom Software, Inc. (A)	373	16,963
Tyler Technologies, Inc. (A)	81	11,593
Ultimate Software Group, Inc. (The) (A)(B)	151	27,599

		103,195

Communications Equipment – 1.0%
Lumentum Holdings, Inc. (A)	235	9,063

Data Processing & Outsourced Services – 1.6%
Jack Henry & Associates, Inc. (B)	166	14,719

Electronic Manufacturing Services – 2.7%
Fabrinet (A)	312	12,574
MACOM Technology Solutions Holdings, Inc. (A)	251	11,602

		24,176

Internet Software & Services – 1.3%
Five9, Inc. (A)	307	4,349
Shopify, Inc., Class A (A)	174	7,473

		11,822

IT Consulting & Other Services – 6.3%
Booz Allen Hamilton Holding Corp.	632	22,803
CACI International, Inc., Class A (A)	67	8,317
InterXion Holding N.V. (A)	137	4,813
Science Applications International Corp.	239	20,242

		56,175

Semiconductor Equipment – 0.4%
MaxLinear, Inc., Class A (A)	172	3,741

Semiconductors – 3.8%
Mellanox Technologies Ltd. (A)	218	8,908
Monolithic Power Systems, Inc.	143	11,741
Power Integrations, Inc. (B)	202	13,678

		34,327

Systems Software – 1.7%
Proofpoint, Inc. (A)	215	15,218

Total Information Technology – 30.3%		272,436

Materials
Construction Materials – 2.5%
Eagle Materials, Inc.	93	9,163
Summit Materials, Inc., Class A (A)	400	9,522
U.S. Concrete, Inc. (A)	54	3,557

		22,242

Total Materials – 2.5%		22,242
Real Estate
Real Estate Services – 2.3%
RE/MAX Holdings, Inc., Class A	374	20,933

Total Real Estate – 2.3%		20,933

TOTAL COMMON STOCKS – 97.1%		$873,958
(Cost: $622,044)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 1.7%
DTE Energy Co. (GTD by Detroit Edison Co.), 0.940%, 1–3–17	$3,000	3,000
Northern Illinois Gas Co., 0.870%, 1–12–17	2,500	2,499
Prudential Funding LLC (GTD by Prudential Financial, Inc.), 0.500%, 1–3–17	1,902	1,902
Sysco Corp., 1.100%, 1–4–17	5,000	5,000
Wisconsin Electric Power Co., 0.850%, 1–10–17	3,000	2,999

		15,400

Municipal Obligations – 1.5%
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2015A-1 (GTD by Bank of America N.A.), 0.780%, 1–7–17 (E)	7,300	7,300
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL, 0.700%, 1–7–17 (E)	6,000	6,000

		13,300

TOTAL SHORT-TERM SECURITIES – 3.2%		$28,700
(Cost: $28,700)

TOTAL INVESTMENT SECURITIES – 100.3%		$902,658
(Cost: $650,744)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(2,988)

NET ASSETS – 100.0%		$899,670

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,374 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at December 31, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2016:
Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	201,820	Biotech Custom Index	09/06/2017	$19,584	1M LIBOR less 50 bps	$(2,169)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$873,958	$—	$—
Short-Term Securities	—	28,700	—
Total	$873,958	$28,700	$—
Liabilities
Total Return Swaps	$—	$2,169	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$650,744

Gross unrealized appreciation	260,181
Gross unrealized depreciation	(8,267)

Net unrealized appreciation	$251,914

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Auto Parts & Equipment – 0.8%
Visteon Corp.	45	$3,640

Automotive Retail – 3.1%
Monro Muffler Brake, Inc.	234	13,374

Homebuilding – 0.8%
TRI Pointe Group, Inc. (A)	296	3,396

Homefurnishing Retail – 1.2%
Restoration Hardware Holdings, Inc. (A)	175	5,357

Movies & Entertainment – 4.1%
AMC Entertainment Holdings, Inc., Class A	528	17,761

Total Consumer Discretionary – 10.0%		43,528
Consumer Staples
Packaged Foods & Meats – 5.5%
Pinnacle Foods, Inc.	369	19,696
Post Holdings, Inc. (A)	53	4,253

		23,949

Soft Drinks – 1.9%
Coca-Cola Bottling Co. Consolidated	48	8,596

Total Consumer Staples – 7.4%		32,545
Energy
Oil & Gas Exploration & Production – 5.8%
Laredo Petroleum Holdings, Inc. (A)	1,412	19,959
Petroleum Development Corp. (A)	75	5,472

		25,431

Oil & Gas Refining & Marketing – 0.5%
CVR Energy, Inc.	78	1,981

Total Energy – 6.3%		27,412
Financials
Investment Banking & Brokerage – 0.7%
Stifel Financial Corp. (A)	63	3,157

Life & Health Insurance – 1.5%
American Equity Investment Life Holding Co.	296	6,661

Regional Banks – 21.6%
BancorpSouth, Inc.	68	2,121
BankUnited, Inc.	223	8,413
Chemical Financial Corp.	50	2,725
FCB Financial Holdings, Inc., Class A (A)	179	8,514
First Horizon National Corp.	406	8,122
MB Financial, Inc.	99	4,690
Pinnacle Financial Partners, Inc.	55	3,784
SVB Financial Group (A)	58	9,887
Tompkins Financial Corp.	27	2,543
UMB Financial Corp.	56	4,305
Webster Financial Corp.	402	21,837
Western Alliance Bancorp. (A)	259	12,608
Wintrust Financial Corp.	66	4,790

		94,339

Reinsurance – 1.6%
Reinsurance Group of America, Inc.	54	6,744

Total Financials – 25.4%		110,901
Health Care
Health Care Services – 2.5%
Healthways, Inc. (A)	470	10,681

Health Care Supplies – 1.2%
ICU Medical, Inc. (A)	36	5,305

Total Health Care – 3.7%		15,986
Industrials

Aerospace & Defense – 2.6%
Orbital ATK, Inc.	129	11,356

Building Products – 1.9%
Continental Building Products, Inc. (A)	366	8,463

Commercial Printing – 1.3%
Multi-Color Corp.	70	5,463

Construction Machinery & Heavy Trucks – 1.3%
Allison Transmission Holdings, Inc.	123	4,137
Oshkosh Corp.	27	1,712

		5,849

Industrial Machinery – 4.8%
Actuant Corp., Class A	269	6,975
Woodward, Inc.	202	13,948

		20,923

Trading Companies & Distributors – 3.8%
Beacon Roofing Supply, Inc. (A)	256	11,776
Univar, Inc. (A)	177	5,027

		16,803

Trucking – 4.4%
Saia, Inc. (A)	212	9,373
YRC Worldwide, Inc. (A)	726	9,637

		19,010

Total Industrials – 20.1%		87,867
Information Technology
Home Entertainment Software – 5.0%
Take-Two Interactive Software, Inc. (A)	447	22,033

IT Consulting & Other Services – 3.0%
Science Applications International Corp.	46	3,858
Unisys Corp. (A)	608	9,087

		12,945

Total Information Technology – 8.0%		34,978
Materials
Specialty Chemicals – 6.2%
Flotek Industries, Inc. (A)	268	2,518
Flotek Industries, Inc. (A)(B)	118	1,105
Innospec, Inc.	104	7,145
Methanex Corp.	80	3,522
Sensient Technologies Corp.	162	12,701

		26,991

Total Materials – 6.2%		26,991
Real Estate
Industrial REITs – 0.8%
STAG Industrial, Inc.	146	3,478

Office REITs – 0.7%
Highwoods Properties, Inc.	60	3,071

Specialized REITs – 5.0%
Communications Sales & Leasing, Inc.	701	17,824
Entertainment Properties Trust	56	3,983

		21,807

Total Real Estate – 6.5%		28,356
Telecommunication Services
Alternative Carriers – 1.7%
Vonage Holdings Corp. (A)	1,109	7,599

Integrated Telecommunication Services – 0.2%
8x8, Inc. (A)	53	755

Total Telecommunication Services – 1.9%		8,354
Utilities
Electric Utilities – 1.2%
ALLETE, Inc.	80	5,161

Gas Utilities – 1.3%
New Jersey Resources Corp.	53	1,869
South Jersey Industries, Inc.	115	3,860

		5,729

Total Utilities – 2.5%		10,890

TOTAL COMMON STOCKS – 98.0%		$427,808
(Cost: $356,223)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 2.0%
Kroger Co. (The), 0.880%, 1–3–17	$4,000	3,999
Prudential Funding LLC (GTD by Prudential Financial, Inc.), 0.500%, 1–3–17	2,682	2,682
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 0.710%, 1–31–17	2,000	1,999

		8,680

Master Note – 0.7%
Toyota Motor Credit Corp., 0.860%, 1–4–17 (D)	3,170	3,170

State – 0.7%
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2008A (GTD by FHLMC), 0.680%, 1–7–17 (D)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 3.4%		$14,850
(Cost: $14,850)

TOTAL INVESTMENT SECURITIES – 101.4%		$442,658
(Cost: $371,073)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4)%		(6,173)

NET ASSETS – 100.0%		$436,485

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016 the total value of these securities amounted to $1,105 or 0.3% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$427,808	$—	$—
Short-Term Securities	—	14,850	—
Total	$427,808	$14,850	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

FHLMC = Federal Home Loan Mortgage Company

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$371,073

Gross unrealized appreciation	73,792
Gross unrealized depreciation	(2,207)

Net unrealized appreciation	$71,585

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel Retail – 1.4%
Limited Brands, Inc.	24	$1,587

Apparel, Accessories & Luxury Goods – 0.5%
lululemon athletica, Inc. (A)	9	554

Automotive Retail – 1.2%
O’Reilly Automotive, Inc. (A)	5	1,378

Cable & Satellite – 4.9%
Charter Communications, Inc., Class A (A)	8	2,340
Comcast Corp., Class A	45	3,123

		5,463

Footwear – 1.0%
NIKE, Inc., Class B	23	1,155

Internet & Direct Marketing Retail – 6.7%
Amazon.com, Inc. (A)	6	4,670
priceline.com, Inc. (A)	2	2,863

		7,533

Restaurants – 2.2%
Panera Bread Co., Class A (A)	12	2,482

Total Consumer Discretionary – 17.9%		20,152
Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	10	1,104

Food Retail – 1.0%
Casey’s General Stores, Inc.	9	1,128

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	9	1,409

Packaged Foods & Meats – 1.2%
Blue Buffalo Pet Products, Inc. (A)	57	1,371

Personal Products – 1.0%
Estee Lauder Co., Inc. (The), Class A	15	1,115

Tobacco – 0.8%
Philip Morris International, Inc.	9	867

Total Consumer Staples – 6.2%		6,994
Energy
Oil & Gas Equipment & Services – 5.1%
Halliburton Co.	74	3,997
Schlumberger Ltd.	21	1,764

		5,761

Total Energy – 5.1%		5,761
Financials
Financial Exchanges & Data – 2.3%
CME Group, Inc.	23	2,595

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)	5	1,305

Total Financials – 3.5%		3,900
Health Care
Biotechnology – 9.1%
ACADIA Pharmaceuticals, Inc. (A)	40	1,154
Alexion Pharmaceuticals, Inc. (A)	22	2,701
Biogen, Inc. (A)	4	1,136
Incyte Corp. (A)	16	1,603
Shire Pharmaceuticals Group plc ADR	22	3,731

		10,325

Health Care Equipment – 1.1%
DexCom, Inc. (A)	20	1,209

Pharmaceuticals – 3.6%
Allergan plc (A)	12	2,541
Bristol-Myers Squibb Co.	27	1,552

		4,093

Total Health Care – 13.8%		15,627
Industrials
Aerospace & Defense – 3.2%
Boeing Co. (The)	13	2,065
Raytheon Co.	11	1,597

		3,662

Industrial Conglomerates – 2.9%
Danaher Corp.	41	3,215

Railroads – 4.1%
Kansas City Southern	19	1,591
Union Pacific Corp.	30	3,074

		4,665

Research & Consulting Services – 2.4%
Verisk Analytics, Inc., Class A (A)	33	2,712

Trucking – 2.7%
J.B. Hunt Transport Services, Inc.	31	3,015

Total Industrials – 15.3%		17,269
Information Technology
Application Software – 7.5%
Adobe Systems, Inc. (A)	38	3,930
salesforce.com, Inc. (A)	66	4,517

		8,447

Data Processing & Outsourced Services – 7.7%
FleetCor Technologies, Inc. (A)	19	2,674
MasterCard, Inc., Class A	25	2,609
Visa, Inc., Class A	43	3,380

		8,663

Home Entertainment Software – 1.4%
Electronic Arts, Inc. (A)	20	1,607

Internet Software & Services – 8.9%
Alphabet, Inc., Class A (A)	6	4,787
Alphabet, Inc., Class C (A)	2	1,240
Facebook, Inc., Class A (A)	35	3,992

		10,019

Semiconductor Equipment – 2.5%
Lam Research Corp.	27	2,833

Systems Software – 4.6%
Microsoft Corp.	84	5,220

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	36	4,133

Total Information Technology – 36.2%		40,922
Real Estate
Specialized REITs – 1.4%
American Tower Corp., Class A	15	1,601

Total Real Estate – 1.4%		1,601

TOTAL COMMON STOCKS – 99.4%		$112,226
(Cost: $90,807)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp., 0.860%, 1–4–17 (B)	$678	678

TOTAL SHORT-TERM SECURITIES – 0.6%		$678
(Cost: $678)

TOTAL INVESTMENT SECURITIES – 100.0%		$112,904
(Cost: $91,485)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		11

NET ASSETS – 100.0%		$112,915

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.
	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$112,226	$—	$—
Short-Term Securities	—	678	—
Total	$112,226	$678	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$91,485

Gross unrealized appreciation	23,099
Gross unrealized depreciation	(1,680)

Net unrealized appreciation	$21,419

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	DECEMBER 31, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Cable & Satellite – 2.5%
Comcast Corp., Class A	112	$7,754

Casinos & Gaming – 0.5%
Las Vegas Sands, Inc.	27	1,426

General Merchandise Stores – 2.8%
Target Corp.	117	8,444

Housewares & Specialties – 2.2%
Newell Rubbermaid, Inc. (A)	152	6,796

Total Consumer Discretionary – 8.0%		24,420
Consumer Staples
Agricultural Products – 2.3%
Ingredion, Inc.	57	7,135

Drug Retail – 2.0%
CVS Caremark Corp.	77	6,076

Tobacco – 2.7%
Philip Morris International, Inc.	90	8,253

Total Consumer Staples – 7.0%		21,464
Energy
Integrated Oil & Gas – 4.0%
Chevron Corp.	28	3,237
Hess Corp.	144	8,938

		12,175

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp. (A)	167	8,429

Oil & Gas Storage & Transportation – 7.5%
Energy Transfer Partners L.P.	253	9,074
Enterprise Products Partners L.P.	280	7,579
VTTI Energy Partners L.P.	392	6,331

		22,984

Total Energy – 14.3%		43,588
Financials
Consumer Finance – 6.9%
Capital One Financial Corp.	107	9,326
Synchrony Financial	326	11,831

		21,157

Life & Health Insurance – 2.9%
MetLife, Inc.	167	8,994

Mortgage REITs – 2.3%
American Capital Agency Corp.	390	7,064

Multi-Line Insurance – 3.2%
American International Group, Inc.	147	9,614

Other Diversified Financial Services – 9.8%
Citigroup, Inc. (A)	219	13,015
JPMorgan Chase & Co. (A)	196	16,913

		29,928

Property & Casualty Insurance – 2.0%
Allstate Corp. (The)	83	6,130

Reinsurance – 1.4%
Reinsurance Group of America, Inc.	33	4,152

Total Financials – 28.5%		87,039
Health Care
Biotechnology – 2.5%
Amgen, Inc.	52	7,574

Health Care Facilities – 2.4%
HCA Holdings, Inc. (B)	102	7,520

Managed Health Care – 5.1%
Aetna, Inc.	65	8,073
Cigna Corp.	37	4,922
Humana, Inc.	13	2,550

		15,545

Pharmaceuticals – 2.1%
Teva Pharmaceutical Industries Ltd. ADR	174	6,304

Total Health Care – 12.1%		36,943
Industrials
Airlines – 1.3%
Delta Air Lines, Inc. (A)	82	4,024

Industrial Machinery – 2.2%
Eaton Corp.	100	6,729

Total Industrials – 3.5%		10,753
Information Technology
IT Consulting & Other Services – 0.8%
Computer Sciences Corp.	40	2,383

Semiconductor Equipment – 0.6%
Lam Research Corp.	16	1,713

Semiconductors – 4.4%
Micron Technology, Inc. (A)(B)	411	8,998
NXP Semiconductors N.V. (B)	14	1,402
QUALCOMM, Inc.	48	3,123

		13,523

Systems Software – 2.4%
Microsoft Corp.	120	7,450

Technology Hardware, Storage & Peripherals – 2.9%
Western Digital Corp.	131	8,881

Total Information Technology – 11.1%		33,950
Materials
Diversified Chemicals – 3.0%
Dow Chemical Co. (The)	161	9,235

Total Materials – 3.0%		9,235
Real Estate
Specialized REITs – 2.5%
Communications Sales & Leasing, Inc.	299	7,590

Total Real Estate – 2.5%		7,590
Utilities
Electric Utilities – 2.9%
Duke Energy Corp.	113	8,779

Total Utilities – 2.9%		8,779

TOTAL COMMON STOCKS – 92.9%		$283,761
(Cost: $235,567)

PREFERRED STOCKS
Health Care
Pharmaceuticals – 2.0%
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	9	6,063

Total Health Care – 2.0%		6,063

TOTAL PREFERRED STOCKS – 2.0%		$6,063
(Cost: $6,084)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 3.4%
Kroger Co. (The), 0.880%, 1–3–17	$3,000	3,000
Sysco Corp., 1.100%, 1–4–17	4,000	3,999
Washington Gas Light Co., 0.600%, 1–3–17	3,409	3,409

		10,408

Master Note – 1.6%
Toyota Motor Credit Corp., 0.860%, 1–4–17 (D)	4,771	4,771

TOTAL SHORT-TERM SECURITIES – 5.0%		$15,179
(Cost: $15,179)

TOTAL INVESTMENT SECURITIES – 99.9%		$305,003
(Cost: $256,830)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		418

NET ASSETS – 100.0%		$305,421

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $20,978 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Delta Air Lines, Inc.	N/A	Call	818	January 2017	$55.00	$43	$(9)
JPMorgan Chase & Co.	N/A	Call	107	February 2017	92.50	8	(7)
Micron Technology, Inc.	N/A	Call	726	January 2017	24.00	15	(13)
Newell Rubbermaid, Inc.	N/A	Put	292	March 2017	38.00	17	(13)
	N/A	Call	292	June 2017	60.00	16	(7)
						$99	$(49)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$283,761	$—	$—
Preferred Stocks	6,063	—	—
Short-Term Securities	—	15,179	—
Total	$289,824	$15,179	$—
Liabilities
Written Options	$36	$13	$—

During the period ended December 31, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$256,830

Gross unrealized appreciation	51,121
Gross unrealized depreciation	(2,948)

Net unrealized appreciation	$48,173

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds

(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 27, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2017